As filed with the Securities and Exchange Commission on May 1, 2000
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                                                              FILE NOS. 33-35412
                                                                        811-6116

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         PRE-EFFECTIVE AMENDMENT NO. __
                       POST-EFFECTIVE AMENDMENT NO. 26 /X/

                                     AND/OR

               REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY

                                   ACT OF 1940
                              AMENDMENT NO. 30 /X/

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                           (Exact Name of Registrant)

                        NORTHBROOK LIFE INSURANCE COMPANY

                               (Name of Depositor)

                        NORTHBROOK LIFE INSURANCE COMPANY

                                3100 SANDERS ROAD

                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400

         (Address and Telephone Number of Depositor's Principal Offices)

                               MICHAEL J. VELOTTA
                  VICE PRESIDENT, SECRETARY AND GENERAL COUNSEL

                        NORTHBROOK LIFE INSURANCE COMPANY

                                3100 SANDERS ROAD

                           NORTHBROOK, ILLINOIS 60062
                                  847/402-2400

       (Name, Complete Address and Telephone Number of Agent for Service)

                                   COPIES TO:

BRUCE A. TEICHNER, ESQ.                 DANIEL J. FITZPATRICK, ESQ.
ALLSTATE LIFE INSURANCE COMPANY         MORGAN STANLEY DEAN WITTER
3100 SANDERS ROAD, SUITE J5B            TWO WORLD TRADE CENTER
NORTHBROOK, ILLINOIS 60062              NEW YORK, NEW YORK 10048


Approximate  date of proposed  public  offering: continuous

It is proposed that this filing will become effective (check appropriate box):

[ ] immediately  upon filing pursuant to paragraph (b) of Rule 485
[X] on May 1, 2000 pursuant to paragraph (b) of Rule 485
[ ] 60 days after  filing  pursuant  to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph  (a)(1) of Rule 485

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Units of interest in the Northbrook Variable Annuity Account II under deferred variable annuity contracts.

                                Explanatory Note

Registrant is filing this post-effective amendment (Amendment) for the purpose of updating the prospectus and statement of additional information, and adding exhibits related to Morgan Stanley Dean Witter Variable Annuity 3. The Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

                 MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3

NORTHBROOK LIFE INSURANCE COMPANY                               PROSPECTUS DATED
P.O. BOX 94040                                                       May 1, 2000
PALATINE, IL 60094
TELEPHONE NUMBER: 1-800-654-2397

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Northbrook Life Insurance Company ("Northbrook") is offering the Morgan Stanley Dean Witter Variable Annuity 3, an individual and group flexible premium deferred variable annuity contract ("Contract"). This prospectus contains information about the Contract that you should know before investing. Please keep it for future reference.

The Contract offers 35 investment alternatives ("investment alternatives"). The investment alternatives include 4 fixed account options ("Fixed Account Options") and 31 variable sub-accounts ("Variable Sub-Accounts") of the Northbrook Variable Annuity Account II ("Variable Account"). Each Variable Sub-Account invests exclusively in shares of portfolios ("Portfolios") of the following mutual funds ("Funds"):

       - MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES (CLASS Y SHARES)

       - THE UNIVERSAL INSTITUTIONAL FUND, INC.*

       - VAN KAMPEN LIFE INVESTMENT TRUST

       - AIM VARIABLE INSURANCE FUNDS

       - ALLIANCE VARIABLE PRODUCTS SERIES FUND (CLASS B SHARES)

       - PUTNAM VARIABLE TRUST (CLASS IB SHARES)

  *Formerly the Morgan Stanley Dean Witter Universal Funds, Inc.

We (Northbrook) have filed a Statement of Additional Information, dated May 1, 2000, with the Securities and Exchange Commission ("SEC"). It contains more information about the Contract and is incorporated herein by reference, which means that it is legally a part of this prospectus. Its table of contents appears on page __ of this prospectus. For a free copy, please write or call us at the address or telephone number above, or go to the SEC's Web site (http://www.sec.gov). You can find other information and documents about us, including documents that are legally a part of this prospectus, at the SEC's Web site.

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                        THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THE SECURITIES DESCRIBED IN THIS PROSPECTUS, NOR HAS IT PASSED ON THE ACCURACY OR THE ADEQUACY OF THIS IMPORTANT PROSPECTUS. ANY ONE WHO TELLS YOU OTHERWISE IS COMMITTING A FEDERAL CRIME.

IMPORTANT
NOTICE

                        INVESTMENT IN THE CONTRACTS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL.

                                TABLE OF CONTENTS

                                                                            PAGE

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OVERVIEW

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   Important Terms

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   The Contract At A Glance

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   How the Contract Works

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   Expense Table

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   Financial Information

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CONTRACT FEATURES

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   The Contract

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   Purchase of Contracts

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   Contract Value

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   Investment Alternatives

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      The Variable Sub-Accounts

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      The Fixed Account Options

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      Transfers

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   Expenses

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   Access to Your Money

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   Income Payments

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   Death Benefits

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 OTHER INFORMATION

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   More Information:
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      Northbrook

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      The Variable Account

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      The Portfolios

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      The Contract

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      Qualified Plans

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      Legal Matters

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      Year 2000

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      Taxes

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   Performance Information

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STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

                                 IMPORTANT TERMS

This prospectus uses a number of important terms that you may not be familiar with. The index below identifies the page that describes each term. The first use of each term in this prospectus appears in highlights.

                                      PAGE

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   Accumulation Phase

---------------------------------------------------------
   Accumulation Unit

---------------------------------------------------------
   Accumulation Unit Value

---------------------------------------------------------
   Annuitant

---------------------------------------------------------
   Automatic Additions Program

---------------------------------------------------------
   Automatic Portfolio Rebalancing Program

---------------------------------------------------------
   Beneficiary

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   Cancellation Period

---------------------------------------------------------
   * Contract

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   Contract Anniversary

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   Contract Owner ("You")

---------------------------------------------------------
   Contract Value

---------------------------------------------------------
   Contract Year

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   Death Benefit Anniversary

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   Death Benefit Combination Option

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   Dollar Cost Averaging

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   Dollar Cost Averaging Fixed Account Options

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   Due Proof of Death

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   Fixed Account Options

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   Funds

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   Income and Death Benefit Combination Option 2

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   Income Benefit Combination Option 2

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   Income Plan

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   Investment Alternatives

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   Issue Date

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   Northbrook ("We")

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   Payout Phase

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   Payout Start Date

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   Performance Death Benefit Option

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   Portfolios

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   Qualified Contracts

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   Right to Cancel

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   SEC

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   Settlement Value

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   Systematic Withdrawal Program

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   Valuation Date

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   Variable Account

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   Variable Sub-Account

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* If you purchase a group Contract, we will issue you a certificate that represents your ownership and that summarizes the provisions of the group Contract. References to "Contract" in this prospectus include certificates unless the context requires otherwise. In certain states the Contract is available only as a group Contract.

THE CONTRACT AT A GLANCE

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The following is a snapshot of the Contract. Please read the remainder of this prospectus for more information.

FLEXIBLE PAYMENTS           You can purchase a  Contract with an initial
                            purchase payment of $1,000 or more. You can add to your Contract as often and as much as you like, but each payment must be at least $100. You must maintain a minimum account size of $500.

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RIGHT TO CANCEL             You may cancel your Contract within  20 days  of
                            receipt  or  any longer period   as  your  state
                            may  require ("Cancellation   Period").  Upon
                            cancellation, we will return    your    purchase
                            payments adjusted, to the extent state and federal law permit, to reflect the investment experience of any amounts allocated to the Variable Account.

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EXPENSES                    You will bear the following expenses:

                                - Total Variable Account annual fees equal to 1.35% of average daily net assets (1.48% if you select the Performance Death Benefit Option or 1.59% if you select the Death Benefit Combination Option, or 1.65% if you select the Income Benefit Combination Option 2 or 1.85% if you select the Income and Death Benefit Combination Option 2)

                                - Annual contract maintenance charge of
                                $35 (waived in certain cases)

                                - Withdrawal charges ranging from 0% to 6% of purchase payment(s) withdrawn (with certain exceptions)

                                - Transfer fee of $25 after the 12th transfer in any Contract Year (fee currently waived)

                                - State premium tax (if your state imposes one)

                            In addition,  each  Portfolio pays expenses that you
                           will bear indirectly if you invest in a Variable Sub-Account.

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INVESTMENT ALTERNATIVES         The Contract  offers 35 investment
                                alternatives including:

                                - 4 Fixed Account Options (which credit
                                  interest at rates  we guarantee)

                                - 31 Variable  Sub-Accounts  investing  in
                                  Portfolios   offering   professional  money
                                  management by these investment advisers:

                                o  A I M ADVISORS, INC.
                                o  ALLIANCE CAPITAL MANAGEMENT, L.P.
                                o  MILLER ANDERSON & SHERRED, LLP
                                o  MORGAN STANLEY DEAN WITTER
                                   ADVISORS INC.
                                o  MORGAN STANLEY ASSET MANAGEMENT
                                o  PUTNAM INVESTMENT MANAGEMENT, INC.
                                o  VAN KAMPEN ASSET MANAGEMENT INC.

                                To find out current rates being paid on the Fixed Account Options, or to find out how the Variable Sub-Accounts have performed, call us at 1-800-654-2397.

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SPECIAL SERVICES               For your convenience, we offer these
                               special services:

                                -  AUTOMATIC ADDITIONS PROGRAM
                                -  AUTOMATIC PORTFOLIO REBALANCING
                                   PROGRAM
                                -  DOLLAR COST AVERAGING PROGRAM
                                -  SYSTEMATIC WITHDRAWAL PROGRAM

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INCOME PAYMENTS                  You  can  choose fixed amount income
                                 payments, variable amount income payments or a combination of the two.

                                 You can receive your income payments in one of the following ways:

                                 - life income with guaranteed payments
                                 - joint and survivor life income
                                 - guaranteed payments for a specified period

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DEATH BENEFITS                  If you or the  Annuitant dies before the Payout
                                Start Date, we will pay the death benefit described in the Contract. We also offer death benefit options.

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TRANSFERS                       Before the Payout Start Date, you may transfer
                                your Contract value ("Contract Value")among the investment alternatives, with certain restrictions. Transfers must be at least $100 or the total amount in the investment alternative, whichever is less. Transfers to an Guarantee
                                Period of the Standard Fixed Account Option must be at least $500.

                                We do not currently impose a fee upon transfers. We, however, reserve the right to charge
                                $25 per transfer after the 12th transfer in each "Contract Year," which we measure from the date we issue your Contract or a Contract anniversary ("Contract Anniversary").

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WITHDRAWALS                     You may withdraw some or all of your Contract
                                Value at any time during the Accumulation Phase and during the Payout Phase in certain cases.
                                In general, you must withdraw at least $500 at a time or the total amount in the investment alternative, if less. A 10% federal tax penalty may apply if you make a withdrawal before you are 59 1/2 years old.

HOW THE CONTRACT WORKS

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The Contract basically works in two ways.

First, the Contract can help you (we assume you are the "Contract Owner") save for retirement because you can invest in up to 35 investment alternatives and pay no federal income taxes on any earnings until you withdraw them. You do this during what we call the "Accumulation Phase" of the Contract. The Accumulation Phase begins on the date we issue your Contract (we call that date the "Issue Date") and continues until the Payout Start Date, which is the date we apply your money to provide income payments. During the Accumulation Phase you may allocate your purchase payments to any combination of the Variable Sub-Accounts and/or the Fixed Account Options. If you invest in any of the Fixed Account Options you will earn a fixed rate of interest that we declare periodically. If you invest in any of the Variable Sub-Accounts your investment return will vary up or down depending on the performance of the corresponding Portfolios.

Second, the Contract can help you plan for retirement because you can use it to receive retirement income for life, and/or for a pre-set number of years, by selecting one of the income payment options (we call these "Income Plans") described on page __. You receive income payments during what we call the "Payout Phase" of the Contract, which begins on the Payout Start Date and continues until we make the last payment required by the Income Plan you select. During the Payout Phase, if you select a fixed amount income payment option, we guarantee the amount of your payments, which will remain fixed. If you select a variable amount income payment option, based on one or more of the Variable Sub-Accounts, the amount of your payments will vary up or down depending on the performance of the corresponding Portfolios. The amount of money you accumulate under your Contract during the Accumulation Phase and apply to an Income Plan will determine the amount of your income payments during the Payout Phase.

The timeline below illustrates how you might use your Contract.

ISSUE           ACCUMULATION PHASE      PAYOUT START          PAYOUT            PHASE
DATE                                        DATE
--/---------------------/---------------------/-----------------------/-----------------------------------
 You buy        You save for            You elect to         You can receive        You can receive income
 a Contract     retirement              receive payments     income payments for    payments for life
                                        or receive a         a set period or
                                        lump sum payment




As the Contract owner you exercise all of the rights and privileges provided by the Contract. If you die, any surviving Contract owner or, if there is none, the Beneficiary, will exercise the rights and privileges provided by the Contract. See "The Contract." In addition, if you die before the Payout Start Date, we will pay a death benefit to any surviving Contract owner or, if there is none, to your Beneficiary. See "Death Benefits."

Please call us at 1-800-654-2397 if you have any question about how the Contract works.

EXPENSE TABLE

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The table below lists the expenses that you will bear directly or indirectly when you buy a Contract. The table and the examples that follow do not reflect premium taxes that may be imposed by the state where you reside. For more information about Variable Account expenses, see "Expenses," below. For more information about Portfolio expenses, please refer to the accompanying prospectuses for the Funds.

CONTRACT OWNER TRANSACTION EXPENSES

Withdrawal Charge (as a percentage of purchase payments withdrawn)*

Number of Complete Years
Since We Received the
Purchase Payment

Being Withdrawn:             0   1   2   3   4   5   6+

Applicable Charge:           6%  5%  5%  4%  3%  2%  0%

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Annual Contract Maintenance Charge                        $35**
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Transfer Fee                                              $25***
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* During each Contract Year you may withdraw up to 15% of the aggregate amount of purchase payments as of the beginning of the Contract Year without incurring a withdrawal charge.

** If your Contract Value equals or exceeds $40,000, we will waive the charge for the remaining time your Contract is in force.

*** Applies solely to the thirteenth and all subsequent transfers within a Contract Year excluding transfers due to dollar cost averaging and automatic portfolio rebalancing. We are currently waiving the transfer fee.

VARIABLE ACCOUNT ANNUAL EXPENSES

(As A Percentage Of Average Daily Net Asset Value Deducted From Each Variable Sub-Account)


Mortality and Expense Risk Charge               1.25%*
-------------------------------------------------------
Administrative Expense Charge                   0.10%
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Total Variable Account Annual Expenses          1.35%
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* If you select the Performance Death Benefit Option, the mortality and expense risk charge is 1.38%. If you select the Death Benefit Combination Option, the mortality and expense risk charge is 1.49%. If you select the Income Benefit Combination Option 2, the mortality and expense risk charge is 1.55%. If you select the Income and Death Benefit Combination Option 2, the mortality and expense risk charge is 1.75%.




                   PORTFOLIO ANNUAL EXPENSES (After Voluntary
                      Reductions and Reimbursements) (as a
                    percentage of Portfolio average daily net
                                      assets)(1)

                                                       Management                                 Other           Total Portfolio
Portfolio                                                 Fees           Rule 12b-1 Fees         Expenses         Annual Expenses

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MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT
  SERIES (CLASS Y SHARES)(2)

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Money Market                                              0.50%               0.25%               0.02%                0.77%
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Quality Income Plus                                       0.50%               0.25%               0.02%                0.77%
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Short-Term Bond                                           0.45%               0.25%               0.17%                0.87%
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High Yield                                                0.50%               0.25%               0.03%                0.78%
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Utilities                                                 0.64%               0.25%               0.03%                0.92%
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Income Builder                                            0.75%               0.25%               0.06%                1.06%
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Dividend Growth                                           0.51%               0.25%               0.01%                0.77%
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Aggressive Equity                                         0.42%               0.25%               0.10%                0.77%
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Capital Growth                                            0.65%               0.25%               0.07%                0.97%
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Global Dividend Growth                                    0.75%               0.25%               0.08%                1.08%
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European Growth                                           0.95%               0.25%               0.09%                1.29%
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Pacific Growth                                            0.95%               0.25%               0.47%                1.67%
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Equity                                                    0.49%               0.25%               0.02%                0.76%
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S&P 500 Index(3)                                          0.39%               0.25%               0.09%                0.73%
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Competitive Edge "Best Ideas"                             0.44%               0.25%               0.12%                0.81%
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Strategist                                                0.50%               0.25%               0.02%                0.77%
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THE UNIVERSAL INSTITUTIONAL FUND, INC.(4)

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Emerging Markets Equity                                   0.42%                 --                1.37%                1.79%
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Equity Growth                                             0.29%                 --                0.56%                0.85%
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International Magnum                                      0.29%                 --                0.87%                1.16%
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Mid-Cap Value                                             0.43%                 --                0.62%                1.05%
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U.S. Real Estate                                          0.00%                 --                1.10%                1.10%

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VAN KAMPEN LIFE INVESTMENT TRUST(5)

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Emerging Growth                                           0.67%                 --                0.18%                0.85%
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AIM VARIABLE INSURANCE FUNDS

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AIM V.I. Capital Appreciation Fund                        0.62%                 --                0.11%                0.73%
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AIM V.I. Growth Fund                                      0.63%                 --                0.10%                0.73%
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AIM V.I. Value Fund                                       0.61%                 --                0.15%                0.76%
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ALLIANCE VARIABLE PRODUCTS SERIES FUND(6)

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Growth Portfolio                                          0.75%               0.25%               0.12%                1.12%
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Growth and Income Portfolio                               0.63%               0.25%               0.09%                0.97%
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Premier Growth Portfolio                                  1.00%               0.25%               0.04%                1.29%
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PUTNAM VARIABLE TRUST (CLASS IB SHARES) (7)

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Putnam VT Growth and Income Fund                          0.46%               0.15%               0.04%                0.65%
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Putnam VT International Growth Fund                       0.80%               0.15%               0.22%                1.17%
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Putnam VT Voyager Fund                                    0.53%               0.15%               0.04%                0.72%
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(1) Figures shown in the Table are for the year ended December 31, 1999, unless otherwise noted.

(2) Class Y of the Morgan Stanley Dean Witter Variable Investment Series has a distribution plan or "Rule 12b-1" plan as described in that Fund's prospectus. Because no Class Y shares were issued as of December 31, 1999, figures (other than "12b-1 fees") are based on the expenses of th Fund's Class X shares for the fiscal year ended December 31, 1999, plus Class Y's maximum annual Rule 12b-1 fee of 0.25%.

(3) Morgan Stanley Dean Witter Advisors Inc. has permanently undertaken to assume all expenses of the S&P 500 Index Portfolio (except for brokerage fees) and to waive the compensation provided in its management agreement with the Fund to the extent that such expenses and compensation on an annualized basis exceed .050% of the daily net assets of the S&P 500 Index Portfolio.

(4) Morgan Stanley Asset Management has voluntarily agreed to a reduction in its management fees and to reimburse the Portfolios for which it acts as investment adviser for certain expenses of the Portfolios. Absent such reductions, the management fees, other expenses, and total annual Portfolio expenses would have been as follows:



                                          Management Fees    Other Expenses        Total Annual
                                                                                  Portfolio Expenses

    Emerging Markets Equity                   1.25%              1.37%                2.62%
    --------------------------------------------------------------------------------------------
    Equity Growth                             0.55%              0.56%                1.11%
    --------------------------------------------------------------------------------------------
    International Magnum                      0.80%              0.87%                1.67%
    --------------------------------------------------------------------------------------------
    Mid-Cap Value                             0.75%              0.62%                1.37%
    --------------------------------------------------------------------------------------------
    U.S. Real Estate                          0.80%              1.10%                1.90%

(5) Van Kampen Asset Management Inc. has voluntarily agreed to a reduction in its management fees and to reimburse the Emerging Growth Portfolio for which it acts as investment adviser if such fees would cause "Total Portfolio
    Annual Expenses" to exceed the amount set forth in the table above. Absent such reductions, the management fees, other expenses, and total annual
    Portfolio expenses would have been 0.70%, 0.53%, and 1.23%, respectively.

(6) Class B of the Alliance Variable Products Series Fund has a distribution plan or "Rule 12b-1 plan" as described in that Fund's prospectus. The Class
     B shares were first issued  on July 14,  1999.

(7) Figures shown in the table include amounts paid through expense offset and brokerage service arrangements.


EXAMPLE 1

The example below shows the dollar amount of expenses that you would bear directly or indirectly if you:

-    invested $1,000 in a Variable Sub-Account,
-    earned a 5% annual return on your
     investment,
- surrendered your Contract or you began receiving income payments for a specified period of less than 120 months at the end of each time period, and
-    elected the Income and Death Benefit Combination Option 2.

The Example Does Not Include Any Taxes or Tax Penalties You May Be Required To Pay If You Surrender Your Contract.



Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years

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AIM VARIABLE INSURANCE FUNDS

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AIM V.I. Capital Appreciation                                   $69             $115                    $156             $294

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AIM V.I. Growth                                                 $69             $115                    $156            $294

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AIM V.I. Value                                                  $69             $116                    $157            $297

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ALLIANCE VARIABLE PRODUCTS SERIES FUNDS

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Alliance Growth                                                 $73             $127                    $175            $333

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Alliance Growth and Income                                      $73             $123                    $168            $318

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Alliance Premier Growth                                         $75             $132                    $184            $349

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MORGAN STANLEY DEAN WITTER V.I.S

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Money Market                                                    $67             $109                    $145            $273

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Quality Income Plus                                             $67             $109                    $145            $273

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Short-Term Bond                                                 $68             $112                    $150            $283

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High Yield                                                      $67             $109                    $145            $274

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Utilities                                                       $68             $113                    $153            $288

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Income Builder                                                  $70             $118                    $160            $302

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Dividend Growth                                                 $67             $109                    $145            $273

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Capital Growth                                                  $69             $115                    $155            $293

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Global Dividend Growth                                          $70             $118                    $161            $304

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European Growth                                                 $72             $125                    $171            $325

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Pacific Growth                                                  $76             $136                    $190            $361

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Equity                                                          $67             $108                    $144            $272

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S&P 500 Index                                                   $66             $108                    $143            $269

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Competitive Edge "Best Ideas"                                   $67             $110                    $147            $277

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Strategist                                                      $67             $109                    $145            $273

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Aggressive Equity                                               $67             $109                    $145            $273

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THE UNIVERSAL INSTITUTIONAL FUND, INC.

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U.S. Real Estate                                                $73             $126                    $174            $331

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International Magnum                                            $73             $128                    $177            $336

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Equity Growth                                                   $70             $119                    $162            $306

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Emerging Markets Equity                                         $80             $147                    $208            $395

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Mid-Cap Value                                                   $72             $125                    $172            $326

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PUTNAM VARIABLE TRUST

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Putnam VT Growth and Income                                     $68             $113                    $151            $286

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Putnam VT International Growth                                  $73             $129                    $178            $337

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Putnam VT Voyager                                               $69             $115                    $155            $293

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VAN KAMPEN LIFE INVESTMENT TRUST

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Emerging Growth                                                 $70             $119                    $162            $306

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EXAMPLE 2

Same assumptions as Example 1 above, except that you decided not to surrender your Contract, or you began receiving income payments (for at least 120 months if under an Income Plan with a specified period), at the end of each period.



Variable Sub-Account                                          1 Year            3 Years            5 Years            10 Years

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AIM VARIABLE INSURANCE FUNDS

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AIM V.I. Capital Appreciation                                   $26             $81                     $139            $294

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AIM V.I. Growth                                                 $26             $81                     $139            $294

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AIM V.I. Value                                                  $27             $82                     $140            $297

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ALLIANCE VARIABLE PRODUCTS SERIES FUNDS

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Alliance Growth                                                 $30             $93                     $158            $333

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Alliance Growth and Income                                      $29             $89                     $151            $318

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Alliance Premier Growth                                         $32             $98                     $167            $349

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MORGAN STANLEY DEAN WITTER V.I.S

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Money Market                                                    $24             $75                     $128            $273

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Quality Income Plus                                             $24             $75                     $128            $273

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Short-Term Bond                                                 $25             $78                     $133            $283

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High Yield                                                      $24             $75                     $128            $274

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Utilities                                                       $26             $79                     $136            $288

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Income Builder                                                  $27             $84                     $143            $302

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Dividend Growth                                                 $24             $75                     $128            $273

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Capital Growth                                                  $26             $81                     $138            $293

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Global Dividend Growth                                          $27             $84                     $144            $304

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European Growth                                                 $30             $91                     $154            $325

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Pacific Growth                                                  $34             $102                    $173            $361

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Equity                                                          $24             $74                     $127            $272

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S&P 500 Index                                                   $24             $74                     $126            $269

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Competitive Edge "Best Ideas"                                   $25             $76                     $130            $277

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Strategist                                                      $24             $75                     $128            $273

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Aggressive Equity                                               $24             $75                     $128            $273

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THE UNIVERSAL INSTITUTIONAL FUND, INC.

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U.S. Real Estate                                                $30             $92                     $157            $331

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International Magnum                                            $31             $94                     $160            $336

------------------------------------------------------------------------------------------------------------------------------
Equity Growth                                                   $28             $85                     $145            $306

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Emerging Markets Equity                                         $37             $113                    $191            $395

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Mid-Cap Value                                                   $30             $91                     $155            $326

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PUTNAM VARIABLE TRUST

------------------------------------------------------------------------------------------------------------------------------
Putnam VT Growth and Income                                     $26             $79                     $134            $286

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Putnam VT International Growth                                  $31             $95                     $161            $337

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Putnam VT Voyager                                               $26             $81                     $138            $293

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VAN KAMPEN LIFE INVESTMENT TRUST

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Emerging Growth                                                 $28             $85                     $145            $306

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Please remember that you are looking at examples and not a representation of past or future expenses. Your actual expenses may be lower or greater than those shown above. Similarly, your rate of return may be lower or greater than 5%, which is not guaranteed. The above examples assume the election of the Income and Death Benefit Combination Option 2, with a mortality and expense risk charge of 1.75%. If that option were not elected, the expense figures shown above would be slightly lower. To reflect the contract maintenance charge in the examples, we estimated an equivalent percentage charge, based on an assumed average Contract size of $45,000.

FINANCIAL INFORMATION

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To measure the value of your investment in the Variable Sub-Accounts during the Accumulation Phase we use a unit of measure we call the "Accumulation Unit." Each Variable Sub-Account has a separate value for its Accumulation Units we call the "Accumulation Unit Value." Accumulation Unit Value is analogous to, but not the same as, the share price of a mutual fund.

There are no Accumulation Unit Values to report because the Contracts were first offered as of the date of this prospectus.

The financial statements of the Variable Account and Northbrook appear in the Statement of Additional Information.

THE CONTRACT

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CONTRACT OWNER

The Variable Annuity 3 is a contract between you, the Contract owner, and Northbrook, a life insurance company. As the Contract owner, you may exercise all of the rights and privileges provided to you by the Contract. That means it is up to you to select or change (to the extent permitted):

     -    the investment alternatives during the Accumulation and Payout Phases,

     -    the amount and timing of your purchase payments and withdrawals,

     -    the programs you want to use to invest or withdraw money,

     -    the income payment plan you want to use to receive retirement income,

     - the Annuitant (either yourself or someone else) on whose life the income payments will be based,

     - the Beneficiary or Beneficiaries who will receive the benefits that the Contract provides when the last surviving Contract owner dies, and

     -    any other rights that the Contract provides.

If you die, any surviving Contract owner or, if none, the Beneficiar, will exercise the rights and privileges provided to them by the Contract. The Contract cannot be jointly owned by both a non-natural person and a natural person. The maximum owner issue age is age 90.

You can use the Contract with or without a qualified plan. A "qualified plan" is a retirement savings plan, such as an IRA or tax-sheltered annuity, that meets the requirements of the Internal Revenue Code. Qualified plans may limit or modify your rights and privileges under the Contract. We use the term "Qualified Contract" to refer to a Contract used with a qualified plan. See "Qualified Plans" on page __.

ANNUITANT

The Annuitant is the individual whose life determines the amount and duration of income payments (other than under Income Plans with guaranteed payments for a specified period). The Annuitant must be a natural person.

You initially designate an Annuitant in your application. If the Contract owner is a natural person, you may change the Annuitant at any time prior to the Payout Start Date. Once we receive your change request, any change will be effective at the time you sign the written notice. We are not liable for any payment we make or other action we take before receiving any written request from you. Before the Payout Start Date, you may designate a joint Annuitant, who is a second person on whose life income payments depend. If the Annuitant dies prior to the Payout Start Date, the new Annuitant will be the youngest Contract owner, otherwise, the youngest Beneficiary, unless the Contract owner names a different Annuitant.

BENEFICIARY

The Beneficiary is the person who may elect to receive the death benefit or become the new Contract owner if the sole surviving Contract owner dies before the Payout Start Date. If the sole surviving Contract owner dies after the Payout Start Date, the Beneficiary will receive any guaranteed income payments scheduled to continue.

You may name one or more Beneficiaries when you apply for a Contract. You may change or add Beneficiaries at any time by writing to us, unless you have designated an irrevocable Beneficiary. We will provide a change of Beneficiary form to be signed and filed with us. Any change will be effective at the time you sign the written notice, whether or not the Annuitant is living when we receive the notice. Until we receive your written notice to change a Beneficiary, we are entitled to rely on the most recent Beneficiary information in our files. We will not be liable as to any payment or settlement made prior to receiving the written notice. Accordingly, if you wish to change your Beneficiary, you should deliver your written notice to us promptly.

If you did not name a Beneficiary or, if the named Beneficiary is no longer living and there are no other surviving Beneficiaries, the new Beneficiary will be:

     -    your spouse, if he or she is still alive, otherwise

     -    your surviving children equally, or if you have no surviving children,

     -    your estate.

If more than one Beneficiary survives you, (or the Annuitant, if the Contract owner is not a natural person) we will divide the death benefit among your Beneficiaries according to your most recent written instructions. If you have not given us written instructions, we will pay the death benefit in equal amounts to the surviving Beneficiaries.

MODIFICATION OF THE CONTRACT

Only a Northbrook officer may approve a change in or waive any provision of the Contract. Any change or waiver must be in writing. None of our agents has the authority to change or waive the provisions of the Contract. We may not change the terms of the Contract without your consent, except to conform the Contract to applicable law or changes in the law. If a provision of the Contract is inconsistent with state law, we will follow state law.

ASSIGNMENT

We will not honor an assignment of an interest in a Contract as collateral or security for a loan. However, you may assign periodic income payments under the Contract prior to the Payout Start Date. No Beneficiary may assign benefits under the Contract until they are payable to the Beneficiary. We will not be bound by any assignment until the assignor signs it and files it with us. We are not responsible for the validity of any assignment. Federal law prohibits or restricts the assignment of benefits under many types of retirement plans and the terms of such plans may themselves contain restrictions on assignments. An assignment may also result in taxes or tax penalties. YOU SHOULD CONSULT WITH AN ATTORNEY BEFORE TRYING TO ASSIGN YOUR CONTRACT.

PURCHASES

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MINIMUM PURCHASE PAYMENTS

Your initial purchase payment must be at least $1,000. We may increase or decrease this minimum in the future. You may make additional purchase payments of at least $100 at any time prior to the Payout Start Date. We reserve the right to lower the minimum and limit the maximum amount of purchase payments we will accept. We also reserve the right to reject any application.

AUTOMATIC ADDITIONS PROGRAM

You may make subsequent purchase payments of at least $25 by automatically transferring amounts from your bank account or your Morgan Stanley Dean Witter Active Assets(TM) Account. Please consult your Morgan Stanley Dean Witter Financial Advisor for details.

ALLOCATION OF PURCHASE PAYMENTS

At the time you apply for a Contract, you must decide how to allocate your purchase payments among the investment alternatives. The allocation you specify on your application will be effective immediately. All allocations must be in whole percentages that total 100% or in whole dollars. The minimum you may allocate to any investment alternative is $100. The minimum amount that you may allocate to the Guarantee Periods is $500. You can change your allocations by notifying us in writing.

We will allocate your purchase payments to the investment alternatives according to your most recent instructions on file with us. Unless you notify us in writing otherwise, we will allocate subsequent purchase payments according to the allocation for the previous purchase payment. We will effect any change in allocation instructions at the time we receive written notice of the change in good order.

We will credit the initial purchase payment that accompanies your completed application to your Contract within 2 business days after we receive the payment at our headquarters. If your application is incomplete, we will ask you to complete your application within 5 business days. If you do so, we will credit your initial purchase payment to your Contract within that 5 business day period. If you do not, we will return your purchase payment at the end of the 5 business day period unless you expressly allow us to hold it until you complete the application. We will credit subsequent purchase payments to the Contract on the business day that we receive the purchase payment at our headquarters.

We use the term "business day" to refer to each day Monday through Friday that the New York Stock Exchange is open for business. We also refer to these days as "Valuation Dates." If we receive your purchase payment after 3 p.m. Central Time on any Valuation Date, we will credit your purchase payment using the Accumulation Unit Values computed on the next Valuation Date.

RIGHT TO CANCEL

You may cancel the Contract within the Cancellation Period, which is the 20-day period after you receive the Contract or such longer period as your state may require. If you exercise this "Right To Cancel," the Contract terminates and we will pay you the full amount of your purchase payments allocated to the Fixed Account Options. We also will return your purchase payments allocated to the Variable Account after an adjustment, to the extent state or federal law permit, to reflect the investment gain or loss that occurred from the date of allocation through the date of cancellation. Some states may require us to return a greater amount to you.

CONTRACT VALUE

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Your Contract Value at any time during the Accumulation Phase is equal to the sum of the value of your Accumulation Units in the Variable Sub-Accounts you have selected, plus the value of your investment in the Fixed Account Options.

ACCUMULATION UNITS

To determine the number of Accumulation Units of each Variable Sub-Account to allocate to your Contract, we divide (i) the amount of the purchase payment or transfer you have allocated to a Variable Sub-Account by (ii) the Accumulation Unit Value of that Variable Sub-Account next computed after we receive your payment or transfer. For example, if we receive a $10,000 purchase payment allocated to a Variable Sub-Account when the Accumulation Unit Value for the Sub-Account is $10, we would credit 1,000 Accumulation Units of that Variable Sub-Account to your Contract. Withdrawals and transfers from a Variable Sub-Account would, of course, reduce the number of Accumulation Units of that Sub-Account allocated to your Contract.

ACCUMULATION UNIT VALUE

As a general matter, the Accumulation Unit Value for each Variable Sub-Account will rise or fall to reflect:

     - changes in the share price of the Portfolio in which the Variable Sub-Account invests, and

     - the deduction of amounts reflecting the mortality and expense risk charge, administrative expense charge, and any provision for taxes that have accrued since we last calculated the Accumulation Unit Value.

We determine contract maintenance charges, withdrawal charges and transfer fees (currently waived) separately for each Contract. They do not affect Accumulation Unit Value. Instead, we obtain payment of those charges and fees by redeeming Accumulation Units. For details on how we calculate Accumulation Unit Value, please refer to the Statement of Additional Information.

We determine a separate Accumulation Unit Value for each Variable Sub-Account on each Valuation Date. We also determine a separate set of Accumulation Unit Values that reflect the cost of the Performance Death Benefit Option, a third set of Accumulation Unit Values that reflect the cost of the Death Benefit Combination Option, a fourth set of Accumulation Unit Values that reflect the cost of the Income Benefit Combination Option 2 and a fifth set of Accumulation Unit Values that reflect the cost of the Income and Death Benefit Combination Option 2.

YOU SHOULD REFER TO THE PROSPECTUSES FOR THE FUNDS THAT ACCOMPANY THIS PROSPECTUS FOR A DESCRIPTION OF HOW THE ASSETS OF EACH PORTFOLIO ARE VALUED, SINCE THAT DETERMINATION DIRECTLY BEARS ON THE ACCUMULATION UNIT VALUE OF THE CORRESPONDING VARIABLE SUB-ACCOUNT AND, THEREFORE, YOUR CONTRACT VALUE.

INVESTMENT ALTERNATIVES: THE VARIABLE SUB-ACCOUNTS

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You may allocate your purchase payments to up to 31 Variable Sub-Accounts. Each Variable Sub-Account invests in the shares of a corresponding Portfolio. Each Portfolio has its own investment objective(s) and policies. We briefly describe the Portfolios below.

For more complete information about each Portfolio, including the investment objective(s), expenses and risks associated with the Portfolio, please refer to the accompanying prospectuses for the Funds. You should carefully review the Fund prospectuses before allocating amounts to the Variable Sub-Accounts.



Portfolio:                           Each Portfolio Seeks:                Investment Adviser:

AIM VARIABLE INSURANCE FUNDS*                                               A I M Advisors, Inc.
AIM V.I. Capital Appreciation Fund   Growth of capital
AIM V.I. Growth Fund                 Growth of capital
AIM V.I. Value Fund                  Long-term growth of capital


ALLIANCE VARIABLE PRODUCTS SERIES FUND                                     Alliance Capital
                                                                           Management, L.P.
Growth Portfolio                     Long-term growth of capital.
                                     Current income is incidental to the
                                     Portfolio's objective

Growth and Income Portfolio          Reasonable current income and
                                     reasonable opportunity for
                                     appreciation

Premier Growth Portfolio             Growth of capital by pursuing
                                     aggressive investment policies



MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES                        Morgan Stanley Dean
                                                                            Witter Advisors, Inc.
Money Market Portfolio               High current income, preservation
                                     of capital, and liquidity

Quality Income Plus Portfolio        High current income  and,  as  a
                                     secondary  objective,  capital
                                     appreciation  when  consistent with its
                                     primary objective

Short-Term Bond Portfolio            High current income consistent with
                                     preservation of capital

High Yield Portfolio                 High current income and, as a secondary
                                     objective, capital appreciation
                                     when consistent with its primary objective

Utilities Portfolio                  Current income and long term growth of
                                     income and capital

Income Builder Portfolio             Reasonable income and, as a
                                     secondary objective, growth of
                                     capital

Dividend Growth Portfolio            Reasonable current income and

                                     long-term growth of income and
                                     capital

Capital Growth Portfolio             Long-term capital growth

Global Dividend Growth Portfolio     Reasonable current income and

                                     long-term growth of income and
                                     capital

European Growth Portfolio            To maximize the capital
                                     appreciation on its investments

Pacific Growth Portfolio             To maximize the capital
                                     appreciation on its investments

Aggressive Equity Portfolio          Capital Growth

Equity Portfolio                     Growth of capital and, as a
                                     secondary objective, income when
                                     consistent with its primary
                                     objective.

S&P 500 Index                        Investment results that, before
                                     expenses, correspond to the total
                                     return of the Standard and Poor's
                                     500 Composite Stock Price Index

Competitive Edge "Best Ideas"
Portfolio                            Long-term capital growth

Strategist Portfolio                 High total investment return



THE UNIVERSAL INSTITUTIONAL FUND, INC.                                       Morgan Stanley Asset
                                                                                 Management
Equity Growth Portfolio              Long-term capital appreciation
U.S. Real Estate Portfolio           Above-average current income and
                                     long-term capital appreciation
International Magnum Portfolio       Long-term capital appreciation
Emerging Markets Equity Portfolio    Long-term capital appreciation



Mid-Cap Value                        Above-average total return over a       Miller Anderson &
                                     market cycle of three to five years        Sherrerd, LLP

PUTNAM VARIABLE TRUST                                                        Putnam Investment
                                                                               Management, Inc.
Putnam VT Growth and Income Fund     Capital growth and current income
Putnam VT International Growth Fund  Capital appreciation
Putnam VT Voyager Fund               Capital appreciation


VAN KAMPEN LIFE INVESTMENT TRUST                                              Van Kampen Asset
                                                                               Management Inc.
Emerging Growth Portfolio            Capital appreciation

* A Portfolio's investment objective may be changed by the Fund's Board of Trustees without shareholder approval.

AMOUNTS YOU ALLOCATE TO VARIABLE SUB-ACCOUNTS MAY GROW IN VALUE, DECLINE IN VALUE, OR GROW LESS THAN YOU EXPECT, DEPENDING ON THE INVESTMENT PERFORMANCE OF THE PORTFOLIOS IN WHICH THOSE VARIABLE SUB-ACCOUNTS INVEST. YOU BEAR THE INVESTMENT RISK THAT THE PORTFOLIOS MIGHT NOT MEET THEIR INVESTMENT OBJECTIVES. SHARES OF THE PORTFOLIOS ARE NOT DEPOSITS, OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY ANY BANK AND ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

INVESTMENT ALTERNATIVES: THE FIXED ACCOUNT OPTIONS

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You may allocate all or a portion of your purchase payments to the Fixed Account Options. You may choose from among 4 Fixed Account Options including 3 dollar cost averaging options ("Dollar Cost Averaging Fixed Account Options") and the option to invest in one or more Guarantee Periods of the Standard Fixed Account Option. The Fixed Account Options may not be available in all states. Northbrook may also limit the availability of the 3 Dollar Cost Averaging Fixed Account Options. Please consult with your Morgan Stanley Dean Witter Financial Advisor for current information. The Fixed Account supports our insurance and annuity obligations. The Fixed Account consists of our general assets other than those in segregated asset accounts. We have sole discretion to invest the assets of the Fixed Account, subject to applicable law. Any money you allocate to a Fixed Account Option does not entitle you to share in the investment experience of the Fixed Account.

DOLLAR COST AVERAGING FIXED ACCOUNT OPTIONS

Basic Dollar Cost  Averaging  Option.

You may establish a Dollar Cost Averaging Program, as described on page __, by allocating purchase payments to the Basic Dollar Cost Averaging Option. Purchase payments that you allocate to the Basic Dollar Cost Averaging Option will earn interest for a 1 year period at the current rate in effect at the time of allocation. We will credit interest daily at a rate that will compound over the year to the annual interest rate we guaranteed at the time of allocation. Rates may be different than those available for the Guarantee Periods described below. After the one year period, we will declare a renewal rate which we guarantee for a full year. Subsequent renewal dates will be every twelve months for each purchase payment. Renewal rates will not be less than the minimum guaranteed rate found in the Contract.

You may not transfer funds from other investment alternatives to the Basic Dollar Cost Averaging Option.

6 and 12 Month Dollar Cost  Averaging  Options.

You also may establish a Dollar Cost Averaging Program by allocating purchase payments to the Fixed Account either for 6 months (the "6 Month Dollar Cost Averaging Option") or for 12 months (the "12 Month Dollar Cost Averaging Option"). Your purchase payments will earn interest for the period you select at the current rates in effect at the time of allocation. Rates may differ from those available for the Guarantee Periods described below. However, the crediting rates for the 6 and 12 Month Dollar Cost Averaging Options will never be less than the minimum guaranteed.

You must transfer all of your money out of the 6 or 12 Month Dollar Cost Averaging Options to the Variable Sub-Accounts in equal monthly installments. If we do not receive an allocation from you within one month of the date of payment, the payment plus associated interest will be transferred to the Money Market Variable Sub-Account in equal monthly installments using the longest transfer period being offered at the time the purchase payment is made.If you discontinue a 6 or 12 Month Dollar Cost Averaging Option prior to last scheduled transfer, we will transfer any remaining money immediately to the Money Market Variable Sub-Account, unless you request a different Variable Sub-Account.

You may not transfer funds from other investment alternatives to the 6 or 12 Month Dollar Cost Averaging Options.

Transfers out of the Dollar Cost Averaging Fixed Account Options do not count towards the 12 transfers you can make without paying a transfer fee.

We may declare more than one interest rate for different monies based upon the date of allocation to the Dollar Cost Averaging Fixed Account Options. For current interest rate information, please contact your sales representative or our customer support unit at 1-800-654-2397.

STANDARD FIXED ACCOUNT OPTION

You may allocate purchase payments or transfers to one or more Guarantee Periods of the Standard Fixed Account Option. Each payment or transfer allocated to a Guarantee Period earns interest at a specified rate that we guarantee for a period of years. We currently offer a 6 year Guarantee Period. We offer additional Guarantee Periods at our sole discretion.

Interest Rates. We will tell you what interest rates and Guarantee Periods we are offering at a particular time. We will not change the interest rate that we credit to a particular allocation until the end of the relevant Guarantee Period. We may declare different interest rates for Guarantee Periods of the same length that begin at different times.

We have no specific formula for determining the rate of interest that we will declare initially or in the future. We will set those interest rates based on investment returns available at the time of the determination. In addition, we may consider various other factors in determining interest rates including regulatory and tax requirements, our sales commission and administrative expenses, general economic trends, and competitive factors. We determine the interest rates to be declared in our sole discretion. We can neither predict nor guarantee what those rates will be in the future. For current interest rate information, please contact your sales representative or Northbrook at 1-800-654-2397. The interest rate will never be less than the minimum guaranteed rate stated in the Contract.

After the Guarantee Period, we will declare a renewal rate. Subsequent renewal dates will be on anniversaries of the first renewal date. On or about each renewal date, the Company will notify the owner of the interest rate(s) for the Contract Year then starting.

INVESTMENT ALTERNATIVES: TRANSFERS

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TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase, you may transfer the Contract Value among the investment alternatives. You may not transfer Contract Value into any of the Dollar Cost Averaging Fixed Account Options. You may request transfers in writing on a form that we provide or by telephone according to the procedure described below. The minimum amount that you may transfer is $100 or the total amount in the investment alternative, whichever is less. Transfers to any Guarantee Period of the Standard Fixed Account Option must be at least $500. We currently do not assess, but reserve the right to assess, a $25 charge on each transfer in excess of 12 per Contract Year. We will notify you at least 30 days before we begin imposing the transfer charge. We treat transfers to or from more than one Portfolio on the same day as one transfer.

We limit the amount you may transfer from the Standard Fixed Account Option to the Variable Account or between Guarantee Periods of the Standard Fixed Account Option in any Contract Year to the greater of:

     1 25% of the aggregate value in the Standard Fixed Account Option as of the most recent Contract Anniversary (if the amount is less than $1,000, then up to $1,000 may be transferred); or

     2 25% of the sum of all purchase payments and transfers allocated to the Standard Fixed Account Option as of the most recent Contract Anniversary.

These restrictions do not apply to transfers pursuant to dollar cost averaging. If the first renewal interest rate is less than the rate that was in effect at the time money was allocated or transferred to the Standard Fixed Account Option, we will waive the transfer restriction for that money and the accumulated interest thereon during the 60-day period following the first renewal date.

We will process transfer requests that we receive before 3:00 p.m. Central Time on any Valuation Date using the Accumulation Unit Values for that Date. We will process requests received after 3:00 p.m. on any Valuation Date using the Accumulation Unit Values for the next Valuation Date. The Contract permits us to defer transfers from the Fixed Account Options for up to 6 months from the date we receive your request. If we decide to postpone transfers for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the transfer request to the date we make the transfer.

LIMITATIONS ON EXCESSIVE TRANSFERS

We reserve the right to limit transfers among the Variable Sub-Accounts if we determine, in our sole discretion, that transfers by one or more Contract owners would be to the disadvantage of other Contract owners. We may limit transfers by taking such steps as:

        - imposing a minimum time period between each transfer,

        - refusing to accept transfer requests of an agent acting under a power of attorney on behalf of more than one Contract owner, or

        - limiting the dollar amount that a Contract owner may transfer among the Variable Sub-Accounts and the Fixed Account Options at any one time.

We may apply the restrictions in any manner reasonably designed to prevent transfers that we consider disadvantageous to other Contract owners.

We reserve the right to waive any transfer restrictions.

TRANSFERS DURING THE PAYOUT PHASE

During the Payout Phase, you may make transfers among the Variable Sub-Accounts so as to change the relative weighting of the Variable Sub-Accounts on which your variable amount income payments will be based. In addition, you will have a limited ability to make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. You may not, however, convert any portion of your right to receive fixed amount income payments into variable amount income payments.

You may not make any transfers for the first 6 months after the Payout Start Date. Thereafter, you may make transfers among the Variable Sub-Accounts or make transfers from the Variable Sub-Accounts to increase the proportion of your income payments consisting of fixed amount income payments. Your transfers must be at least 6 months apart.

TELEPHONE TRANSFERS

You may make transfers by telephone by calling 1-800-654-2397 if you have on file a completed authorization form. The cut off time for telephone transfer requests is 3:00 p.m. Central Time. In the event that the New York Stock Exchange closes early, i.e., before 3:00 p.m. Central Time, or in the event that the Exchange closes early for a period of time but then reopens for trading on the same day, we will process telephone transfer requests as of the close of the Exchange on that particular day. We will not accept telephone requests received at any telephone number other than the number that appears in this paragraph or received after the close of trading on the Exchange.

We may suspend, modify or terminate the telephone transfer privilege at any time without notice.

We use procedures that we believe provide reasonable assurance that the telephone transfers are genuine. For example, we tape telephone conversations with persons purporting to authorize transfers and request identifying information. Accordingly, we disclaim any liability for losses resulting from allegedly unauthorized telephone transfers. However, if we do not take reasonable steps to help ensure that a telephone authorization is valid, we may be liable for such losses.

DOLLAR COST AVERAGING PROGRAM

Through our Dollar Cost Averaging Program, you may automatically transfer a set amount every month (or other intervals we may offer) during the Accumulation Phase from any Variable Sub-Account or the Dollar Cost Averaging Fixed Account Options to any Variable Sub-Account. Transfers made through dollar cost averaging must be $100 or more.

We will not charge a transfer fee for transfers made under this Program, nor will such transfers count against the 12 transfers you can make each Contract Year without paying a transfer fee.

The theory of dollar cost averaging is that if purchases of equal dollar amounts are made at fluctuating prices, the aggregate average cost per unit will be less than the average of the unit prices on the same purchase dates. However, participation in this Program does not assure you of a greater profit from your purchases under the Program nor will it prevent or necessarily reduce losses in a declining market. Call or write us for information on how to enroll.

AUTOMATIC PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Variable Sub-Accounts, the performance of each Sub-Account may cause a shift in the percentage you allocated to each Sub-Account. If you select our Automatic Portfolio Rebalancing Program, we will automatically rebalance the Contract Value in each Variable Sub-Account and return it to the desired percentage allocations. We will not include money you allocate to the Fixed Account Options in the Automatic Portfolio Rebalancing Program.

We will rebalance your account each quarter (or other intervals that we may offer) according to your instructions. We will transfer amounts among the Variable Sub-Accounts to achieve the percentage allocations you specify. You can change your allocations at any time by contacting us in writing or by telephone. The new allocation will be effective with the first rebalancing that occurs after we receive your requests. We are not responsible for rebalancing that occurs prior to receipt of your request.

Example:

    Assume that you want your initial purchase payment split among 2 Variable Sub-Accounts. You want 40% to be in the High Yield Variable Sub-Account and 60% to be in the Equity Growth Variable Sub-Account. Over the next 2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the High Yield Variable Sub-Account now represents 50% of your holdings because of its increase in value. If you choose to have your holdings rebalanced quarterly, on the first day of the next quarter, we would sell some of your units in the High Yield Variable Sub-Account and use the money to buy more units in the Equity Growth Variable Sub-Account so that the percentage allocations would again be 40% and 60% respectively.

The Automatic Portfolio Rebalancing Program is available only during the Accumulation Phase. The transfers made under the Program do not count towards the 12 transfers you can make without paying a transfer fee, and are not subject to a transfer fee.

Portfolio   rebalancing  is  consistent  with  maintaining  your  allocation  of investments among market segments, although it is accomplished by reducing your Contract Value allocated to the better performing segments.

EXPENSES

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As a Contract owner, you will bear, directly or indirectly, the charges and expenses described below.

CONTRACT MAINTENANCE CHARGE

During the Accumulation Phase, on each Contract Anniversary, we will deduct a $35 contract maintenance charge from your Contract Value. The charge will be deducted from each Variable Sub-Account in the proportion that your investment in each bears to your Contract Value. We also will deduct a full contract maintenance charge if you withdraw your entire Contract Value. During the Payout Phase, we will deduct the charge proportionately from each variable income payment. We will waive the charge for the remaining time your contract is in force if the Contract Value is $40,000 or more on or after the Issue Date.

The charge is to compensate us for the cost of administering the Contracts and the Variable Account. Maintenance costs include expenses we incur in billing and collecting purchase payments; keeping records; processing death claims, cash withdrawals, and policy changes; proxy statements; calculating Accumulation Unit Values and income payments; and issuing reports to Contract owners and regulatory agencies. We cannot increase the charge.

MORTALITY AND EXPENSE RISK CHARGE

We deduct a mortality and expense risk charge daily at an annual rate of 1.25% of the average daily net assets you have invested in the Variable Sub-Accounts (1.38% if you select the Performance Death Benefit Option, 1.49% if you select the Death Benefit Combination Option, 1.55% if you select the Income Benefit
Combination  Option 2, and 1.75% if you  select  the  Income  and Death  Benefit
Combination Option 2). The mortality and expense risk charge is for all the insurance benefits available with your Contract (including our guarantee of annuity rates and the death benefits), for certain expenses of the Contract, and for assuming the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the Contract. If the charges under the Contract are not sufficient, then we will bear the loss. We charge an additional amount for the Performance Death Benefit Option, the Death Benefit Combination Option, the Income Benefit Combination Option 2, and the Income and Death Benefit Combination Option 2 to compensate us for the additional risk that we accept by providing these Options.

We will not increase the mortality and expense risk charge for the life of the Contract. We assess the mortality and expense risk charge during both the Accumulation Phase and the Payout Phase.

ADMINISTRATIVE EXPENSE CHARGE

We deduct an administrative expense charge daily at an annual rate of 0.10% of the average daily net assets you have invested in the Variable Sub-Accounts. We will not increase the administrative expense charge for the life of the Contract. We intend this charge to cover actual administrative expenses that exceed the revenues from the contract maintenance charge. There is no necessary relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributed to that Contract. We assess this charge each day during the Accumulation Phase and the Payout Phase.

TRANSFER FEE

We do not currently impose a fee upon transfers among the investment alternatives. However, we reserve the right to charge $25 per transfer after the 12th transfer in each Contract Year. We will not charge a transfer fee on transfers that are part of a Dollar Cost Averaging or Automatic Portfolio Rebalancing Program.

WITHDRAWAL CHARGE

We may assess a withdrawal charge of up to 6% of the purchase payment(s) you withdraw. This charge declines to 0% after the expiration of 6 years from the day we receive the purchase payment being withdrawn. A schedule showing how the withdrawal charge declines over the 6-year period is shown on page __. During each Contract Year, you can withdraw up to 15% of the aggregate amount of your purchase payments as of the beginning of the Contract Year, without paying the charge. Unused portions of this Free Withdrawal Amount are not carried forward to future Contract Years.

We will deduct withdrawal charges, if applicable, from the amount paid, unless you instruct otherwise. For purposes of the withdrawal charge, we will treat withdrawals as coming from the oldest purchase payments first. However, for federal income tax purposes, please note that withdrawals are considered to have come first from earnings, which means you pay taxes on the earnings portion of your withdrawal.

We do not apply a withdrawal charge in the following situations:

        o on the Payout Start Date (a withdrawal charge may apply if you elect to receive income payments for a specified period of less than 120 months); and

        o the death of the Contract owner or Annuitant (unless the Settlement Value is used)

        o withdrawals taken to satisfy IRS minimum distribution rules for the Contract.

We use the amounts obtained from the withdrawal charge to pay sales commissions and other promotional or distribution expenses associated with marketing the Contracts. To the extent that the withdrawal charge does not cover all sales commissions and other promotional or distribution expenses, we may use any of our corporate assets, including potential profit which may arise from the mortality and expense risk charge or any other charges or fee described above, to make up any difference.

Withdrawals also may be subject to tax penalties or income tax. You should consult your own tax counsel or other tax advisers regarding any withdrawals.

PREMIUM TAXES

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for paying these taxes and will deduct them from your Contract Value. Some of these taxes are due when the Contract is issued, others are due when income payments begin or upon surrender.

Our current practice is not to charge anyone for these taxes until income payments begin or when a total withdrawal occurs including payment upon death. At our discretion, we may discontinue this practice and deduct premium taxes from the purchase payments. Premium taxes generally range form 0% to 4%, depending on the state.

At the Payout Start Date, if applicable, we deduct the charge for premium taxes from each investment alternative in the proportion that the Contract owner's value in the investment alternative bears to the total Contract Value.

DEDUCTION FOR VARIABLE ACCOUNT INCOME TAXES

We are not currently making a provision for taxes. In the future, however, we may make a provision for taxes if we determine, in our sole discretion, that we will incur a tax as a result of the operation of the Variable Account. We will deduct for any taxes we incur as a result of the operation of the Variable Account, whether or not we previously made a provision for taxes and whether or not it was sufficient. Our status under the Internal Revenue Code is briefly described in the Statement of Additional Information.

OTHER EXPENSES

Each Portfolio deducts advisory fees and other expenses from its assets. You indirectly bear the charges and expenses of the Portfolios whose shares are held by the Variable Sub-Accounts. These fees and expenses are described in the accompanying prospectuses for the Funds. For a summary of current estimates of those charges and expenses, see pages above. We may receive compensation from the investment advisers or administrators of the Portfolios for administrative services we provide to the Portfolios.

ACCESS TO YOUR MONEY

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You can withdraw some or all of your Contract Value at any time during the Accumulation Phase. Withdrawals also are available under limited circumstances on or after the Payout Start Date. See "Income Plans" on page __.

You can withdraw money from the Variable Account and/or the Fixed Account Options. The amount payable upon withdrawal is the Contract Value (or portion thereof) next computed after we receive the request for a withdrawal at our headquarters, less any withdrawal charges, contract maintenance charges, income tax withholding, penalty tax, and any premium taxes. To complete a partial withdrawal from the Variable Account, we will cancel Accumulation Units in an amount equal to the withdrawal and any applicable charges and taxes. We will pay withdrawals from the Variable Account within 7 days of receipt of the request, subject to postponement in certain circumstances.

Withdrawals also may be subject to income tax and a 10% penalty tax, as described below.

You must name the investment alternative from which you are taking the withdrawal. If none is named, then the withdrawal request is incomplete and cannot be honored. In general, you must withdraw at least $500 at a time. You may also withdraw a lesser amount if you are withdrawing your entire interest in a Variable Sub-Account.

The total amount paid at surrender may be more or less than the total purchase payments due to prior withdrawals, any deductions, and investment performance.

POSTPONEMENT OF PAYMENTS

We may postpone the payment of any amounts due from the Variable Account under the Contract if:

       1. The New York Stock Exchange is closed for other than usual weekends or holidays, or trading on the Exchange is otherwise restricted;

       2. An emergency exists as defined by the SEC; or

       3. The SEC permits delay for your protection.

In addition, we may delay payments or transfers from the Fixed Account Options for up to 6 months or shorter period if required by law. If we delay payment or transfer for 30 days or more, we will pay interest as required by applicable law. Any interest would be payable from the date we receive the withdrawal request to the date we make the payment or transfer.

SYSTEMATIC WITHDRAWAL PROGRAM

You may choose to receive systematic withdrawal payments on a monthly basis at any time prior to the Payout Start Date. The minimum amount of each systematic withdrawal is $100. We will deposit systematic withdrawal payments into the Contract owner's bank account or Morgan Stanley Dean Witter Account. Please consult with your Morgan Stanley Dean Witter Financial Advisor for details.

Depending on fluctuations in the value of the Variable Sub-Accounts and the value of the Fixed Account Options, systematic withdrawals may reduce or even exhaust the Contract Value. Income taxes may apply to systematic withdrawals. Please consult your tax advisor before taking any withdrawal.

We may modify or suspend the Systematic Withdrawal Program and charge a processing fee for the service. If we modify or suspend the Systematic Withdrawal Program, existing systematic withdrawal payments will not be affected.

MINIMUM CONTRACT VALUE

If your request for a partial withdrawal would reduce your Contract Value to less than $500, we may treat it as a request to withdraw your entire Contract Value. Your Contract will terminate if you withdraw all of your Contract Value. We will, however, ask you to confirm your withdrawal request before terminating your Contract. If we terminate your Contract, we will distribute to you its Contract Value, less any applicable charges and taxes.

INCOME PAYMENTS

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PAYOUT START DATE

The Payout Start Date is the day that we apply your Contract Value to an Income Plan. The Payout Start Date must be no later than:

       - the Annuitant's 90th Birthday, or

       - the 10th Contract Anniversary, if later.

You may change the Payout Start Date at any time by notifying us in writing of the change at least 30 days before the scheduled Payout Start Date. Absent a change, we will use the Payout Start Date stated in your Contract.

INCOME PLANS

An "Income Plan" is a series of payments on a scheduled basis to you or to another person designated by you. You may choose and change your choice of Income Plan until 30 days before the Payout Start Date. If you do not select an Income Plan, we will make income payments in accordance with Income Plan 1 with guaranteed payments for 10 years unless changed by the Contract owner. After the Payout Start Date, you may not make withdrawals (except as described below) or change your choice of Income Plan.

Three Income Plans are available under the Contract. Each is available to provide:

       - fixed amount income payments;

       - variable amount  income payments; or

       - a combination of the two.

The three Income Plans are:

       INCOME PLAN 1 -- LIFE INCOME WITH GUARANTEED PAYMENTS. Under this plan, we make periodic income payments for at least as long as the Annuitant lives. If the Annuitant dies before we have made all of the guaranteed income payments, we will continue to pay the remainder of the guaranteed income payments as required by the Contract.

       INCOME PLAN 2 -- JOINT AND SURVIVOR LIFE INCOME. Under this plan, we make periodic income payments for as long as either the Annuitant or the joint Annuitant is alive.

       INCOME PLAN 3 -- GUARANTEED PAYMENTS FOR A SPECIFIED PERIOD Under this plan, we make periodic income payments for the period you have chosen. These payments do not depend on the Annuitant's life. A withdrawal charge may apply if the specified period is less than 10 years. We will deduct the mortality and expense risk charge from the assets of the Variable Account supporting this Income Plan even though we may not bear any mortality risk.

The length of any guaranteed payment period under your selected Income Plan generally will affect the dollar amounts of each income payment. As a general rule, longer guaranteed periods result in lower income payments, all other things being equal. For example, if choose an Income Plan with payments that depend on the life of the Annuitant but with no minimum specified period for guaranteed payments, the income payments generally will be greater than the income payments made under the same Income Plan with a minimum specified period for guaranteed payments.

We may make other Income Plans available including ones that you and we agree upon. You may obtain information about them by writing or calling us.

If you choose Income Plan 1 or 2, or, if available, another Income Plan with payments that continue for the life of the Annuitant or joint Annuitant, we may require proof of age and sex of the Annuitant or joint Annuitant before starting income payments, and proof that the Annuitant or joint Annuitant is still alive before we make each payment. Please note that under such Income Plans, if you elect to take no minimum guaranteed payments, it is possible that the payee could receive only 1 income payment if the Annuitant and any joint Annuitant both die before the second income payment, or only 2 income payments if they die before the third income payment, and so on.

Generally, you may not make withdrawals after the Payout Start Date. One exception to this rule applies if you are receiving income payments that do not depend on the life of the Annuitant (such as under Income Plan 3). In that case you may terminate all or part of the Variable Account portion of the income payments at any time and receive a lump sum equal to the present value of the remaining variable payments associated with the amount withdrawn. To determine the present value of any remaining variable income payments being withdrawn, we use a discount rate equal to the assumed annual investment rate that we use to compute such variable income payments. The minimum amount you may withdraw under this feature is $1,000. A withdrawal charge may apply. We also assess applicable premium taxes against all income payments.

You may apply your Contract Value to an Income Plan. If you elected the Income Benefit Combination Option 2 or the Income and Death Benefit Combination Option 2 you may be able to apply an amount greater than your Contract Value to an Income Plan. You must apply at least the Contract Value in the Fixed Account Options on the Payout Start Date to fixed amount income payments. If you wish to apply any portion of your Fixed Account Options balance to provide variable amount income payments, you should plan ahead and transfer that amount to the Variable Sub-Accounts prior to the Payout Start Date. If you do not tell us how to allocate your Contract Value among fixed and variable amount income payments, we will apply your Contract Value in the Variable Account to variable amount income payments and your Contract Value in the Fixed Account Options to fixed amount income payments.

We will apply your Contract Value, less applicable taxes, to your Income Plan on the Payout Start Date. If the amount available to apply under an Income Plan is less than $2,000, or not enough to provide an initial payment of at least $20, and state law permits, we may:

       - terminate the Contract and pay you the Contract Value, less any applicable taxes, in a lump sum instead of the periodic payments you have chosen, or

       - we may reduce the frequency of your payments so that each payment will be at least $20.

VARIABLE AMOUNT INCOME PAYMENTS

The amount of your variable amount income payments depends upon the investment results of the Variable Sub-Accounts you select, the premium taxes you pay, the age and sex of the Annuitant, and the Income Plan you choose. We guarantee that the payments will not be affected by (a) actual mortality experience and (b) the amount of our administration expenses.

We cannot predict the total amount of your variable amount income payments. Your variable amount income payments may be more or less than your total purchase payments because (a) variable amount income payments vary with the investment results of the underlying Portfolios, and (b) the Annuitant could live longer or shorter than we expect based on the tables we use.

In calculating the amount of the periodic payments in the annuity tables in the Contract, we assumed an annual investment rate of 3%. If the actual net investment return of the Variable Sub-Accounts you choose is less than this assumed investment rate, then the dollar amount of your variable amount income payments will decrease. The dollar amount of your variable amount income payments will increase, however, if the actual net investment return exceeds the assumed investment rate. The dollar amount of the variable amount income payments stays level if the net investment return equals the assumed investment rate. Please refer to the Statement of Additional Information for more detailed information as to how we determine variable amount income payments.

FIXED AMOUNT INCOME PAYMENTS

We guarantee income payment amounts derived from any Fixed Account Option for the duration of the Income Plan. We calculate the fixed amount income payments by:

       1. deducting any applicable premium tax; and

       2. applying the resulting amount to the greater of (a) the appropriate value from the income payment table in your Contract or (b) such other value as we are offering at that time.

We may defer making fixed amount income payments for a period of up to 6 months or such shorter time state law may require. If we defer payments for 30 days or more, we will pay interest as required by law from the date we receive the withdrawal request to the date we make payment.

INCOME BENEFIT COMBINATION OPTION 2

You have the option to add Income Benefit Combination Option 2 to your Contract. This Option guarantees that the amount you apply to an Income Plan will not be less than the income base ("Income Base") (which is the greater of Income Base
A or Income Base B), described below.

Eligibility. To qualify for this benefit, you must meet the following conditions as of the Payout Start Date:

     - You must elect a payout Start Date that is on or after the 10th anniversary of the date we issued the rider for this Option (the "Rider Date");

     - The Payout Start Date must occur during the 30 day period following a Contract Anniversary; and

     - The Income Plan you have selected must provide for payments guaranteed for either a single life or joint lives with a specified period of at least:

          1. 10 years, if the youngest Annuitant's age is 80 or less on the date the amount is applied; or

          2. 5 years, if the youngest Annuitant's age is greater than 80 on the date the amount is applied.

If your current Contract Value is higher than the value calculated under Income Benefit Combintation Option 2, you can apply the Contract Value to any Income Plan. The Income Benefit Combination Option 2 may not be available in all states.

INCOME BASE

The Income Base is the greater of Income Base A or Income Base B.

The Income Base is used solely for the purpose of calculating the guaranteed income benefit under this Option("guaranteed income benefit") and does not provide a Contract Value or guarantee performance of any investment option.

        Income Base A

On the Rider Date, Income Base A is equal to the Contract Value. After the Rider Date, we recalculate Income Base A as follows on the Contract Anniversary and when a purchase payment or withdrawal is made. For purchase payments, Income Base A is equal to the most recently calculated Income Base A plus the purchase paymen. For withdrawals, Income Base A is equal to the most recently calculated Income Base A reduced by a withdrawal adjustment (described below). On each Contract Anniversary, Income Base A is equal to the greater of the Contract Value or the most recently calculated Income Base A.

In the absence of any withdrawals or purchase payments, Income Base A will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values between the Rider Date and the Payout Start Date.

We will recalculate Income Base A as described above until the first Contract Anniversary after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person). After age 85, we will only recalculate Income Base A to reflect additional purchase payments and withdrawals.

        Income Base B

On the Rider Date, Income Base B is equal to the Contract Value. After the Rider Date, Income Base B plus any subsequent purchase payments and less a withdrawal adjustment (described below) for any subsequent withdrawals will accumulate daily at a rate equivalent to 5% per year until the first Contract Anniversay after the 85th birthday of the oldest Contract owner or Annuitant (if the Contract owner is not a natural person).

Withdrawal Adjustment

The withdrawal adjustment is equal to (1) divided by (2), with the result multiplied by (3) where:
                (1)     = the withdrawal amount

                (2)     = the Contract Value immediately prior to the
                          withdrawal, and

                (3)     = the most recently calculated Income Base

The guaranteed income benefit amount is determined by applying the Income Base less any applicable taxes to the guaranteed rates for the Income Plan you elect. The Income Plan you elect must satisfy the conditions described above.

You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination Option 2 with the features of the Death Benefit Combination Option (described below).

CERTAIN EMPLOYEE BENEFIT PLANS

The Contracts offered by this prospectus contain income payment tables that provide for different payments to men and women of the same age, except in states that require unisex tables. We reserve the right to use income payment tables that do not distinguish on the basis of sex to the extent permitted by law. In certain employment-related situations, employers are required by law to use the same income payment tables for men and women. Accordingly, if the Contract is to be used in connection with an employment-related retirement or benefit plan and we do not offer unisex annuity tables in your state, you should consult with legal counsel as to whether the purchase of a Contract is appropriate.

DEATH BENEFITS

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We will pay a death benefit if, prior to the Payout Start Date, any Contract owner dies.

We will pay the death benefit to the new Contract owner as determined immediately after the death. The new Contract owner would be the surviving Contract owner(s) or, if none, the Beneficiary(ies).

A request for payment of the death benefit must include "Due Proof of Death." We will accept the following documentation as Due Proof of Death:

        - a certified copy of a death certificate,

        - a certified copy of a decree of a court of competent jurisdiction as to the finding of death, or

        - any other proof acceptable to us.


DEATH BENEFIT AMOUNT

Prior to the Payout Start Date, the death benefit is equal to the greatest of:

     1. the Contract Value as of the date we determine the death benefit, or

     2. the sum of all purchase payments made less any amounts deducted in connection with partial withdrawals (including any withdrawal charges or applicable premium taxes), or

     3. the Contract Value on the most recent Death Benefit Anniversary prior to the date we determine the death benefit, plus any purchase payments and less any amounts deducted in connection with any partial withdrawals since that Death Benefit Anniversary.

A "Death Benefit Anniversary" is every 6th Contract Anniversary beginning with the 6th Contract Anniversary. For example, the 6th, 12th and 18th Contract Anniversaries are the first three Death Benefit Anniversaries.

We will determine the value of the death benefit as of the end of the Valuation Date on which we receive a complete request for payment of the death benefit. If we receive a request after 3 p.m. Central Time on a Valuation Date, we will process the request as of the end of the following Valuation Date.

DEATH BENEFIT OPTIONS

The Performance Death Benefit OptiOn, Death Benefit Combination Option and Income and Death Benefit Combination Option 2 are optional benefits that you may elect. If the Contract owner is a natural person, these death benefit options apply only on the death of the Contract owner. If the Contract owner is not a natural person, these options apply only on the death of the Annuitant. For Contracts with a death benefit option, the death benefit will be the greater of
(1) through (3) above, or (4) the death benefit option you selected. The death benefit options may not be available in all states.

PERFORMANCE  DEATH BENEFIT OPTION

The Performance Death Benefit on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On each Contract Anniversary, we will recalculate your Performance Death Benefit to equal the greater of your Contract Value on that date, or the most recently calculated Performance Death Benefit. We also will recalculate your Performance Death Benefit whenever you make an additional purchase payment or a partial withdrawal. Additional purchase payments will increase the Performance Death Benefit dollar-for-dollar. Withdrawals will reduce the Performance Death Benefit by an amount equal to: (i) the Performance Death Benefit immediately before the withdrawal, multiplied by
(ii) the ratio of the withdrawal amount to the Contract Value just before the withdrawal. In the absence of any withdrawals or purchase payments, the Performance Death Benefit will be the greatest of the Contract Value on the Rider Date and all Contract Anniversary Contract Values on or before the date we calculate the death benefit.

We will recalculate the Performance Death Benefit as described above until the oldest Contract owner (the Annuitant, if the owner is not a natural person), attains age 85. After age 85, we will recalculate the Performance Death Benefit only to reflect additional purchase payments and withdrawals.

DEATH BENEFIT  COMBINATION  OPTION

If you select the Death Benefit Combination Option, the death benefit payable will be the greater of the death benefits provided by Death Benefit A or Death Benefit B. Death Benefit B is the Perforamnce Death Benefit Option described above. DEATH BENEFIT A IS ONLY AVAILABLE THROUGH THE DEATH BENEFIT COMBINATION OPTION. We sometimes refer to the Death Benefit Combination Option as the "Best of the Best" death benefit option.

DEATH BENEFIT A. Death Benefit A on the date we issue the rider for this option ("Rider Date") is equal to the Contract Value. On the first Contract Anniversary after the Rider Date, Death Benefit A is equal to the Contract Value on the Rider Date plus interest at an annual rate of 5% per year for the portion of the year since the Rider Date. On each subsequent Contract Anniversary, we will multiply Death Benefit A as of the prior Contract Anniversary by 1.05. This results in an increase of 5% annually.

We will recalculate Death Benefit A as described above, but not beyond the Contract Anniversary preceding the oldest Contract owner's (the Annuitant, if the owner is not a natural person), 85th birthday. For all ages, we will recalculate Death Benefit A on each Contract Anniversary, or upon receipt of a death claim, as follows:

         - We will reduce the  Death Benefit A by a withdrawal  adjustment
         (as described above under Performance Death Benefit Option) for any withdrawals since the prior Contract Anniversary; and

         - We  will  increase   Death  Benefit A by any  additional
        purchase payments since the prior Contract Anniversary.

INCOME AND DEATH BENEFIT COMBINATION OPTION 2

You may also elect the Income and Death Benefit Combination Option 2 which combines the features of the Income Benefit Combination (described on page __) with the features of the Death Benefit Combination Option.

DEATH BENEFIT PAYMENTS

If the new Contract owner is a natural person, the new Contract owner may elect to:

     1. receive the death benefit in a lump sum, or

     2. apply the death benefit to an Income Plan. Payments from the Income Plan must begin within 1 year of the date of death and must be payable throughout:

               - the life of the new Contract owner; or

               - for a guaranteed number of payments from 5 to 30 years, but not to exceed the life expectancy of the (new) Contract owner.

Options 1 and 2 above are only available if the new Contract owner elects one of these options within 180 days of the date of death. Otherwise, the new Contract owner will receive the Settlement Value. The "Settlement Value" is the Contract Value, less applicable withdrawal charge and premium tax. The Settlement Value paid will be the Settlement Value next computed on or after the requested distribution date for payment, or on the mandatory distribution date of 5 years after the date of your death, whichever is earlier. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

In any event, the entire value of the Contract must be distributed within 5 years after the date of the death unless an Income Plan is elected or a surviving spouse continues the Contract in accordance with the provisions described below.

If the sole new Contract owner is your spouse, within 180 days after the date of your death, he or she may elect one of the options listed above or may continue the Contract in the Accumulation Phase as if the death had not occurred. On the date the Contract is continued, the Contract Value will equal the amount of the death benefit as determined as of the Valuation Date on which we received Due Proof of Death (the next Valuation Date, if we receive Due Proof of Death after 3 p.m. Central Time). If the Contract is continued in the Accumulation Phase, the surviving spouse may make a single withdrawal of any amount within one year of the date of death without incurring a withdrawal charge. The Contract may only be continued once.

If the new Contract owner is a corporation, trust, or other non-natural person, then the new Contract owner may elect, within 180 days of your death, to receive the death benefit in lump sum or may elect to receive the Settlement Value in a lump sum within 5 years of death. We are currently waiving the 180 day limit, but we reserve the right to enforce the limitation in the future.

MORE INFORMATION

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NORTHBROOK

Northbrook is the issuer of the Contract. Northbrook is a stock life insurance company organized under the laws of the State of Arizona in 1998. Previously, from 1978 to 1998, Northbrook was organized under the laws of the State of Illinois. Northbrook is currently licensed to operate in all states (except New
York), the District of Columbia, and Puerto Rico. We intend to offer the Contract in those jurisdictions in which we are licensed. Our headquarters are located at 3100 Sanders Road, Northbrook, Illinois, 60062.

Northbrook is a wholly owned subsidiary of Allstate Life Insurance Company ("Allstate Life"), an Illinois stock life insurance company. Allstate Life is a wholly owned subsidiary of Allstate Insurance Company, an Illinois stock property-liability insurance company. All of the outstanding capital stock of Allstate Insurance Company is owned by The Allstate Corporation.

Northbrook and Allstate Life entered into a reinsurance agreement effective December 31, 1987. Under the reinsurance agreement, Allstate Life reinsures all of Northbrook's liabilities under the Contracts. The reinsurance agreement provides us with financial backing from Allstate Life. However, it does not create a direct contractual relationship between Allstate Life and you. In other words, the obligations of Allstate Life under the reinsurance agreement are to Northbrook; Northbrook remains the sole obligor under the Contract to you.

Several independent rating agencies regularly evaluate life insurers' claims-paying ability, quality of investments, and overall stability. A.M. Best Company assigns A+ (Superior) to Allstate Life which automatically reinsures all net business of Northbrook. A.M. Best Company also assigns Northbrook the rating of A+(r) because Northbrook automatically reinsures all net business with Allstate Life. Standard & Poor's Insurance Rating Services assigns an AA+ (Very Strong) financial strength rating and Moody's assigns an Aa2 (Excellent) financial strength rating to Northbrook. Northbrook shares the same ratings of its parent, Allstate Life. These ratings do not reflect the investment performance of the Variable Account. We may from time to time advertise these ratings in our sales literature.

THE VARIABLE ACCOUNT

Northbrook established the Northbrook Variable Annuity Account II on May 8, 1990. We have registered the Variable Account with the SEC as a unit investment trust. The SEC does not supervise the management of the Variable Account or Northbrook.

We own the assets of the Variable Account. The Variable Account is a segregated asset account under Arizona insurance law. That means we account for the Variable Account's income, gains, and losses separately from the results of our other operations. It also means that only the assets of the Variable Account that are in excess of the reserves and other Contract liabilities with respect to the Variable Account are subject to liabilities relating to our other operations. Our obligations arising under the Contracts are general corporate obligations of Northbrook.

The Variable Account consists of 31 Variable Sub-Accounts, each of which invests in a corresponding Portfolio. We may add new Variable Sub-Accounts or eliminate one or more of them, if we believe marketing, tax, or investment conditions so warrant. We do not guarantee the investment performance of the Variable Account, its Sub-Accounts or the Portfolios. We may use the Variable Account to fund our other annuity contracts. We will account separately for each type of annuity contract funded by the Variable Account.

THE PORTFOLIOS

DIVIDENDS  AND  CAPITAL  GAIN  DISTRIBUTIONS.   We  automatically  reinvest  all
dividends and capital gains distributions from the Portfolios in shares of the distributing Portfolio at their net asset value.

VOTING PRIVILEGES. As a general matter, you do not have a direct right to vote the shares of the Portfolios held by the Variable Sub-Accounts to which you have allocated your Contract Value. Under current law, however, you are entitled to give us instructions on how to vote those shares on certain matters. Based on our present view of the law, we will vote the shares of the Portfolios that we hold directly or indirectly through the Variable Account in accordance with instructions that we receive from Contract owners entitled to give such instructions.

As a general rule, before the Payout Start Date, the Contract owner or anyone with a voting interest is the person entitled to give voting instructions. The number of shares that a person has a right to instruct will be determined by dividing the Contract Value allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. After the Payout Start Date the person receiving income payments has the voting interest. The payee's number of votes will be determined by dividing the reserves for such Contract allocated to the applicable Variable Sub-Account by the net asset value per share of the corresponding Portfolio as of the record date of the meeting. The votes decrease as income payments are made and as the reserves for the Contract decrease.

We will vote shares attributable to Contracts for which we have not received instructions, as well as shares attributable to us, in the same proportion as we vote shares for which we have received instructions, unless we determine that we may vote such shares in our own discretion. We will apply voting instructions to abstain on any item to be voted upon on a pro rata basis to reduce the votes eligible to be cast.

We reserve the right to vote Portfolio shares as we see fit without regard to voting instructions to the extent permitted by law. If we disregard voting instructions, we will include a summary of that action and our reasons for that action in the next semi-annual financial report we send to you.

CHANGES IN PORTFOLIOS. We reserve the right, subject to any applicable law, to make additions to, deletions from or substitutions for the Portfolio shares held by any Variable Sub-Account. If the shares of any of the Portfolios are no longer available for investment by the Variable Account or if, in our judgment, further investment in such shares is no longer desirable in view of the purposes of the Contract, we may eliminate that Portfolio and substitute shares of another eligible investment fund. Any substitution of securities will comply with the requirements of the Investment Company Act of 1940. We also may add new Variable Sub-Accounts that invest in additional mutual funds. We will notify you in advance of any change.

CONFLICTS OF INTEREST. Certain of the Portfolios sell their shares to separate accounts underlying both variable life insurance and variable annuity contracts. It is conceivable that in the future it may be unfavorable for variable life insurance separate accounts and variable annuity separate accounts to invest in the same Portfolio. The boards of directors or trustees of these Portfolios monitor for possible conflicts among separate accounts buying shares of the Portfolios. Conflicts could develop for a variety of reasons. For example, differences in treatment under tax and other laws or the failure by a separate account to comply with such laws could cause a conflict. To eliminate a conflict, a Portfolio's board of directors or trustees may require a separate account to withdraw its participation in a Portfolio. A Portfolio's net asset value could decrease if it had to sell investment securities to pay redemption proceeds to a separate account withdrawing because of a conflict.

THE CONTRACT

The Contracts are distributed exclusively by their principal underwriter, Dean Witter Reynolds Inc. ("Dean Witter"). Dean Witter, a wholly owned subsidiary of Morgan Stanley Dean Witter & Co., is located at Two World Trade Center, New York, New York 10048. Dean Witter is a member of the New York Stock Exchange and the National Association of Securities Dealers. We may pay up to a maximum sales commission of 6.0% of purchase payments and an annual sales administration expense of up to 0.20% of the average net assets of the Fixed Account Options to Dean Witter. In addition, Dean Witter may pay annually to its representatives, from its profits, a persistency bonus that will take into account, among other things, the length of time purchase payments have been held under the Contract and Contract Value.

ADMINISTRATION. We have primary responsibility for all administration of the Contracts and the Variable Account. We provide the following administrative services, among others:

        - issuance of the Contracts;

        - maintenance of Contract owner records;

        - Contract owner services;

        - calculation of unit values;

        - maintenance of the Variable Account; and

        - preparation of Contract owner reports.

We will send you Contract statements at least annually prior to the Payout Start Date. You should notify us promptly in writing of any address change. You should read your statements and confirmations carefully and verify their accuracy. You should contact us promptly if you have a question about a periodic statement. We will investigate all complaints and make any necessary adjustments retroactively, but you must notify us of a potential error within a reasonable time after the date of the questioned statement. If you wait too long, we will make the adjustment as of the date that we receive notice of the potential error.

We also will provide you with additional periodic and other reports, information and prospectuses as may be required by federal securities laws.

QUALIFIED PLANS

If you use the Contract with a qualified plan, the plan may impose different or additional conditions or limitations on withdrawals, waivers of withdrawal charges, death benefits, Payout Start Dates, income payments, and other Contract features. In addition, adverse tax consequences may result if qualified plan limits on distributions and other conditions are not met. Please consult your qualified plan administrator for more information.

LEGAL MATTERS

Freedman, Levy, Kroll & Simonds, Washington, D.C., has advised Northbrook on certain federal securities law matters. All matters of state law pertaining to the Contracts, including the validity of the Contracts and Northbrook's right to issue such Contracts under state insurance law, have been passed upon by Michael
J. Velotta, General Counsel of Northbrook.

YEAR 2000

Northbrook is heavily dependent upon complex computer systems for all phases of its operations, including customer service, and policy and contract administration. Since many of Northbrook's older computer software programs recognized only the last two digits of the year in any date, some software may have failed to operate properly after the year 1999 if the software had not been reprogrammed or replaced ("Year 2000 Issue"). Northbrook believes that many of its counterparties and suppliers also had potential Year 2000 Issues which could have affected Northbrook. In 1995, Allstate Insurance Company commenced a four phase plan intended to mitigate and/or prevent the adverse effects of Year 2000 Issues. These strategies included normal development and enhancement of new and existing systems, to make them Year 2000 compliant. The plan also included Northbrook actively working with its major external counterparties and suppliers to assess their compliance efforts and Northbrook's exposure to them. As of the date of this prospectus, Northbrook believes that the Year 2000 Issue was successfully resolved and that such resolution will not materially affect its results of operations, liquidity or financial position.

TAXES

-------------------------------------------------------------------

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. NORTHBROOK MAKES NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on your individual circumstances. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF ANNUITIES IN GENERAL

TAX DEFERRAL. Generally, you are not taxed on increases in the Contract Value until a distribution occurs. This rule applies only where:

          1. the Contract owner is a natural person,

          2.  the   investments   of  the  Variable   Account  are   "adequately
          diversified" according to Treasury Department regulations, and

          3. Northbrook is considered the owner of the Variable Account assets for federal income tax purposes.

NON-NATURAL OWNERS. As a general rule, annuity contracts owned by non-natural persons such as corporations, trusts, or other entities are not treated as annuity contracts for federal income tax purposes. The income on such contracts is taxed as ordinary income received or accrued by the owner during the taxable year. Please see the Statement of Additional Information for a discussion of several exceptions to the general rule for Contracts owned by non-natural persons.

DIVERSIFICATION REQUIREMENTS. For a Contract to be treated as an annuity for federal income tax purposes, the investments in the Variable Account must be "adequately diversified" consistent with standards under Treasury Department regulations. If the investments in the Variable Account are not adequately diversified, the Contract will not be treated as an annuity contract for federal income tax purposes. As a result, the income on the Contract will be taxed as ordinary income received or accrued by the Contract owner during the taxable year. Although Northbrook does not have control over the Portfolios or their investments, we expect the Portfolios to meet the diversification requirements.

OWNERSHIP TREATMENT. The IRS has stated that you will be considered the owner of Variable Account assets if you possess incidents of ownership in those assets, such as the ability to exercise investment control over the assets. At the time the diversification regulations were issued, the Treasury Department announced that the regulations do not provide guidance concerning circumstances in which investor control of separate account investments may cause an investor to be treated as the owner of the separate account. The Treasury Department also stated that future guidance would be issued regarding the extent that owners could direct sub-account investments without being treated as owners of the underlying assets of the separate account.

Your rights under the Contract are different than those described by the IRS in rulings in which it found that contract owners were not owners of separate account assets. For example, you have the choice to allocate premiums and Contract Values among more investment alternatives. Also, you may be able to transfer among investment alternatives more frequently than in such rulings. These differences could result in you being treated as the owner of the Variable Account. If this occurs, income and gain from the Variable Account assets would be includible in your gross income. Northbrook does not know what standards will be set forth in any regulations or rulings which the Treasury Department may issue. It is possible that future standards announced by the Treasury Department could adversely affect the tax treatment of your Contract. We reserve the right to modify the Contract as necessary to attempt to prevent you from being considered the federal tax owner of the assets of the Variable Account. However, we make no guarantee that such modification to the Contract will be successful.

TAXATION OF PARTIAL AND FULL WITHDRAWALS. If you make a partial withdrawal under a non-Qualified Contract, amounts received are taxable to the extent the Contract Value, without regard to surrender charges, exceeds the investment in the Contract. The investment in the Contract is the gross premium paid for the Contract minus any amounts previously received from the Contract if such amounts were properly excluded from your gross income. If you make a partial withdrawal under a Qualified Contract, the portion of the payment that bears the same ratio to the total payment that the investment in the Contract (i.e., nondeductible IRA contributions, after tax contributions to qualified plans) bears to the Contract Value, is excluded from your income. If you make a full withdrawal under a non-Qualified Contract or a Qualified Contract, the amount received will be taxable only to the extent it exceeds the investment in the Contract.

"Nonqualified distributions" from Roth IRAs are treated as made from contributions first and are included in gross income only to the extent that distributions exceed contributions. "Qualified distributions" from Roth IRAs are not included in gross income. "Qualified distributions" are any distributions made more than 5 taxable years after the taxable year of the first contribution to any Roth IRA and which are:

       - made on or after the date the individual attains age 59 1/2,

       - made to a Beneficiary after the Contract owner's death,

       - attributable to the Contract owner being disabled, or

       - for a first time home purchase (first time home purchases are subject to a lifetime limit of $10,000).

If you transfer a non-Qualified Contract without full and adequate consideration to a person other than your spouse (or to a former spouse incident to a divorce), you will be taxed on the difference between the Contract Value and the investment in the Contract at the time of transfer. Except for certain Qualified Contracts, any amount you receive as a loan under a Contract, and any assignment or pledge (or agreement to assign or pledge) of the Contract Value is treated as a withdrawal of such amount or portion.

TAXATION OF ANNUITY PAYMENTS. Generally, the rule for income taxation of annuity payments received from a non-Qualified Contract provides for the return of your investment in the Contract in equal tax-free amounts over the payment period. The balance of each payment received is taxable. For fixed annuity payments, the amount excluded from income is determined by multiplying the payment by the ratio of the investment in the Contract (adjusted for any refund feature or period certain) to the total expected value of annuity payments for the term of the Contract. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The annuity payments will be fully taxable after the total amount of the investment in the Contract is excluded using these ratios. If you die, and annuity payments cease before the total amount of the investment in the Contract is recovered, the unrecovered amount will be allowed as a deduction for your last taxable year.

TAXATION OF ANNUITY DEATH BENEFITS. Death of a Contract owner, or death of the Annuitant if the Contract is owned by a non-natural person, will cause a distribution of death benefits from a Contract. Generally, such amounts are included in income as follows:

          1. if distributed in a lump sum, the amounts are taxed in the same manner as a full withdrawal, or

          2. if distributed under an annuity option, the amounts are taxed in the same manner as an annuity payment. Please see the Statement of Additional Information for more detail on distribution at death requirements.

PENALTY TAX ON PREMATURE DISTRIBUTIONS. A 10% penalty tax applies to the taxable amount of any premature distribution from a non-Qualified Contract. The penalty tax generally applies to any distribution made prior to the date you attain age 59 1/2. However, no penalty tax is incurred on distributions:

     1. made on or after the date the Contract owner attains age 59 1/2;

     2. made as a result of the Contract owner's death or disability;

     3. made in substantially equal periodic payments over the Contract owner's life or life expectancy,

     4. made under an immediate annuity, or

     5. attributable to investment in the Contract before August 14, 1982.

You should consult a competent tax advisor to determine if any other exceptions to the penalty apply to your situation. Similar exceptions may apply to distributions from Qualified Contracts.

AGGREGATION OF ANNUITY CONTRACTS. All non-qualified deferred annuity contracts issued by Northbrook (or its affiliates) to the same Contract owner during any calendar year will be aggregated and treated as one annuity contract for purposes of determining the taxable amount of a distribution.

TAX QUALIFIED CONTRACTS

The income on qualified plan and IRA investments is tax deferred, and the income on variable annuities held by such plans does not receive any additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity in a qualified plan or IRA.

Contracts may be used as investments with certain qualified plans such as:

     - Individual Retirement Annuities or Accounts (IRAs) under Section 408 of the Internal Revenue Code ("Code");

     - Roth IRAs under Section 408A of the Code;

     - Simplified Employee Pension Plans under Section 408(k) of the Code;

     - Savings Incentive Match Plans for Employees (SIMPLE) Plans under Section 408(p) of the Code;

     - Tax Sheltered Annuities under Section 403(b) of the Code;

     - Corporate and Self Employed Pension and Profit Sharing Plans; and

     -  State  and  Local  Government  and  Tax-Exempt   Organization   Deferred
     Compensation Plans.

Northbrook reserves the right to limit the availability of the Contract for use with any of the qualified plans listed above.

In the case of certain qualified plans, the terms of the plans may govern the right to benefits, regardless of the terms of the Contract.

RESTRICTIONS UNDER SECTION 403(B) PLANS. Section 403(b) of the Code provides tax-deferred retirement savings plans for employees of certain non-profit and educational organizations. Under Section 403(b), any Contract used for a 403(b) plan must provide that distributions attributable to salary reduction contributions made after December 31, 1988, and all earnings on salary reduction contributions, may be made only:

    1. on or after the date of employee

           - attains age 59 1/2,

           - separates from service,

           - dies,

           - becomes disabled, or

     2. on account of hardship (earnings on salary reduction contributions may not be distributed on the account of hardship).

These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

INCOME TAX WITHHOLDING

Northbrook is required to withhold federal income tax at a rate of 20% on all "eligible rollover distributions" unless you elect to make a "direct rollover" of such amounts to an IRA or eligible retirement plan. Eligible rollover distributions generally include all distributions from Qualified Contracts, excluding IRAs, with the exception of:

     1. required minimum distributions, or

     2. a series of substantially equal periodic payments made over a period of at least 10 years, or over the life (joint lives) of the participant (and beneficiary).

Northbrook may be required to withhold federal and state income taxes on any distributions from non-Qualified Contracts or Qualified Contracts that are not eligible rollover distributions, unless you notify us of your election to not have taxes withheld.

PERFORMANCE INFORMATION

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We may advertise the performance of the Variable Sub-Accounts, including yield and total return information. Yield refers to the income generated by an investment in a Variable Sub-Account over a specified period. Total return represents the change, over a specified period of time, in the value of an investment in a Variable Sub-Account after reinvesting all income distributions.

All performance advertisements will include, as applicable, standardized yield and total return figures that reflect the deduction of insurance charges, the contract maintenance charge, and withdrawal charge. Performance advertisements also may include total return figures that reflect the deduction of insurance charges, but not the contract maintenance or withdrawal charges. The deduction of such charges would reduce the performance shown. Performance advertisements may include aggregate, average, year-by-year, or other types of total return figures.

Performance information for periods prior to the inception date of the Variable Sub-Accounts will be based on the historical performance of the corresponding Portfolios for the periods beginning with the inception dates of the Portfolios and adjusted to reflect current Contract expenses. You should not interpret these figures to reflect actual historical performance of the Variable Account.

We may include in advertising and sales materials tax deferred compounding charts and other hypothetical illustrations that compare currently taxable and tax deferred investment programs based on selected tax brackets. Our advertisements also may compare the performance of our Variable Sub-Accounts with: (a) certain unmanaged market indices, including but not limited to the Dow Jones Industrial Average, the Standard & Poor's 500, and the Shearson Lehman Bond Index; and/or (b) other management investment companies with investment objectives similar to the underlying funds being compared. In addition, our advertisements may include the performance ranking assigned by various publications, including the Wall Street Journal, Forbes, Fortune, Money, Barron's, Business Week, USA Today, and statistical services, including Lipper Analytical Services Mutual Fund Survey, Lipper Annuity and Closed End Survey, the Variable Annuity Research Data Survey, and SEI.

STATEMENT OF ADDITIONAL INFORMATION
TABLE OF CONTENTS

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DESCRIPTION

----------------------------------------------------------------------------
   Additions, Deletions or Substitutions of Investments

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   The Contract

----------------------------------------------------------------------------
        Purchase of Contracts

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        Tax-free Exchanges (1035 Exchanges, Rollovers and Transfers)
----------------------------------------------------------------------------
   Performance Information

----------------------------------------------------------------------------
   Calculation of Accumulation Unit Values

----------------------------------------------------------------------------
   Calculation of Variable Amount Income Payments

----------------------------------------------------------------------------
   General Matters

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        Incontestability

----------------------------------------------------------------------------
        Settlements

----------------------------------------------------------------------------
        Safekeeping of the Variable Account's Assets

----------------------------------------------------------------------------
        Premium Taxes

----------------------------------------------------------------------------
        Tax Reserves

----------------------------------------------------------------------------
   Federal Tax Matters

----------------------------------------------------------------------------
   Experts

----------------------------------------------------------------------------
   Financial Statements

----------------------------------------------------------------------------


                         ------------------------------

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. WE DO NOT AUTHORIZE ANYONE TO PROVIDE ANY INFORMATION OR REPRESENTATIONS REGARDING THE OFFERING DESCRIBED IN THIS PROSPECTUS OTHER THAN AS CONTAINED IN THIS PROSPECTUS.

                 MORGAN STANLEY DEAN WITTER VARIABLE ANNUITY 3

Northbrook Life Insurance Company            Statement of Additional Information
Northbrook Variable Annuity Account II                         Dated May 1, 2000
Post Office Box 94040
Palatine, IL 60094-4040
1 (800) 654 - 2397

This Statement of Additional Information supplements the information in the prospectus for the Variable Annuity 3 Contracts that we offer. This Statement of Additional Information is not a prospectus. You should read it with the prospectus, dated May 1, 2000, for the Contract. You may obtain a prospectus by calling or writing us at the address or telephone number listed above, or by calling or writing your Morgan Stanley Dean Witter Financial Advisor.

Except as otherwise noted, this Statement of Additional Information uses the same defined terms as the prospectus for the Morgan Stanley Dean Witter Variable Annuity 3 Contracts.

                                TABLE OF CONTENTS

Description                                                                Page

Additions, Deletions or Substitutions of Investments
The Contract
         Purchase of Contracts
         Tax-free Exchanges (1035 Exchanges, Rollovers and
               Transfers)
Performance Information
Calculation of Accumulation Unit Values
        Calculation of Variable Amount Income Payments
        Net Investment Factor
        Calculation of Variable Amount Income Payments
        Calculation of Annuity Unit Values

General Matters
         Incontestability
         Settlements
         Safekeeping of the Variable Account's Assets
         Premium Taxes
         Tax Reserves
Federal Tax Matters
Experts
Financial Statements

ADDITIONS, DELETIONS OR SUBSTITUTIONS OF INVESTMENTS

We may add,  delete,  or substitute  the  Portfolio  shares held by any Variable
Sub-Account to the extent the law permits. We may substitute shares of any Portfolio with those of another Portfolio of the same or different mutual Portfolio fund if the shares of the Portfolio are no longer available for investment or if we believe investment in any Portfolio would become inappropriate in view of the purposes of the Variable Account.

We will not substitute shares attributable to a Contract owner's interest in a Variable Sub-Account until we have notified the Contract owner of the change, and until the Securities and Exchange Commission has approved the change, to the extent such notification and approval are required by law. Nothing contained in this Statement of Additional Information shall prevent the Variable Account from purchasing other securities for other series or classes of contracts or from effecting a conversion between series or classes of contracts on the basis of requests made by Contract owners.

We also may establish additional Variable Sub-Accounts or series of Variable Sub-Accounts. Each additional Variable Sub-Account would purchase shares in a new Portfolio of the same or different mutual fund. We may establish new Variable Sub-Accounts when we believe marketing needs or investment conditions warrant. We determine the basis on which we will offer any new Variable Sub-Accounts in conjunction with the Contract to existing Contract owners. We may eliminate one or more Variable Sub-Accounts if, in our sole discretion, marketing, tax or investment conditions so warrant.

We may, by appropriate endorsement, change the Contract as we believe necessary or appropriate to reflect any substitution or change in the Portfolios. If we believe the best interests of persons having voting rights under the Contracts would be served, we may operate the Variable Account as a management company under the Investment Company Act of 1940 or we may withdraw its registration under such Act if such registration is no longer required.

THE CONTRACT

The Contract is primarily designed to aid individuals in long-term financial planning. You can use it for retirement planning regardless of whether the retirement plan qualifies for special federal income tax treatment.

PURCHASE OF CONTRACTS

Dean Witter Reynolds Inc., is the principal underwriter and distributor of the Contracts. The offering of the Contracts is continuous. We do not anticipate discontinuing the offering of the Contracts but we reserve the right to do so at any time.


TAX-FREE EXCHANGES (1035 EXCHANGES, ROLLOVERS AND TRANSFERS)

We accept purchase payments that are the proceeds of a Contract in a transaction qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code ("Code"). Except as required by federal law in calculating the basis of the Contract, we do not differentiate between Section 1035 purchase payments and non-Section 1035 purchase payments.

We also accept "rollovers" and transfers from Contracts qualifying as tax-sheltered annuities ("TSAs"), individual retirement annuities or accounts ("IRAs"), or any other Qualified Contract that is eligible to "rollover" into an IRA. We differentiate among non-Qualified Contracts, TSAs, IRAs and other Qualified Contracts to the extent necessary to comply with federal tax laws. For example, we restrict the assignment, transfer, or pledge of TSAs and IRAs so the Contracts will continue to qualify for special tax treatment. A Contract owner contemplating any such exchange, rollover or transfer of a Contract should contact a competent tax adviser with respect to the potential effects of such a transaction.

PERFORMANCE INFORMATION

From time to time we may advertise the "standardized," "non-standardized," and "adjusted historical" total returns of the Variable Sub-Accounts, as described below. Please remember that past performance is not an estimate or guarantee of future performance and does not necessarily represent the actual experience of amounts invested by a particular Contract owner. Also, please note that the performance figures shown do not reflect any applicable taxes.

STANDARDIZED TOTAL RETURNS

A Variable Sub-Account's standardized total return represents the average annual total return of that Sub-Account over a particular period. We compute standardized total return by finding the annual percentage rate that, when compounded annually, will accumulate a hypothetical $1,000 purchase payment to the redeemable value at the end of the one, five or ten year period, or for a period from the date of commencement of the Variable Sub-Account's operations, if shorter than any of the foregoing.

We use the following formula prescribed by the SEC for computing standardized total return:

     1000(1 + T)n = ERV

        where:

                T         = average annual total return

                ERV       = ending  redeemable value of a hypothetical  $1,000
                            payment made at the beginning of 1, 5, or 10 year periods or shorter period

                n         =    number of years in the period

                1000      =    hypothetical $1,000 investment


When factoring in the withdrawal charge assessed upon redemption, we exclude the Free Withdrawal Amount, which is the amount you can withdraw from the Contract without paying a withdrawal charge. We also use the withdrawal charge that would apply upon redemption at the end of each period. Thus, for example, when factoring in the withdrawal charge for a one year standardized total return calculation, we would use the withdrawal charge that applies to a withdrawal of a purchase payment made one year prior.

When factoring the contract maintenance charge, we pro rate the charge by dividing (a) the contract maintenance charge by (b) an annual contract size of $45,000. We then multiply the resulting percentage by a hypothetical $1,000 investment.

The standardized average annual total returns for the Variable Sub-Accounts available under the Contract for the periods ended December 31, 1999 are set out below. No standardized total returns are shown for the Money Market Variable Sub-Account. No standardized total returns are shown for the Variable Sub-Accounts marked with an asterisk (*) below which commenced operations on January 31, 2000, or on May 1, 2000, as indicated below.

The Variable Annuity 3 Contracts were first offered to the public as of the date of this Statement of Additional Information. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Variable Annuity 3 Contracts as well as the withdrawal and contract maintenance charges described above.

Variable Sub-Account Inception Dates:

Morgan Stanley Dean Witter Variable Investment Series:

Variable Sub-Account                                          Date

Quality Income Plus*                                          May 1, 2000
High Yield*                                                   May 1, 2000
Utilities*                                                    May 1, 2000
Dividend Growth*                                              May 1, 2000
Equity*                                                       May 1, 2000
Strategist*                                                   May 1, 2000
Capital Growth*                                               May 1, 2000
European Growth*                                              May 1, 2000
Global Dividend Growth*                                       May 1, 2000
Pacific Growth*                                               May 1, 2000
Income Builder*                                               May 1, 2000
Short-Term  Bond*                                             May 1, 2000
Aggressive  Equity*                                           May 1, 2000
S&P 500 Index*                                                May 1, 2000
Competitive Edge ("Best Ideas")*                              May 1, 2000

The Universal Institutional Fund, Inc.:

Variable Sub-Account                                          Date

Equity Growth                                                 March 16, 1998
International Magnum                                          March 16, 1998
Emerging Markets Equity                                       March 16, 1998
U.S. Real Estate                                              May 18,   1998
Mid-Cap Value*                                                January 31, 2000

Van Kampen Life Investment Trust:

Variable Sub-Account                                          Date


Emerging Growth                                               March 16, 1998

AIM Variable Insurance Funds:

Variable Sub-Account                                          Date


Capital Appreciation*                                         January 31, 2000
Growth*                                                       January 31, 2000
Value*                                                        January 31, 2000

Alliance Variable Products Series Fund:

Variable Sub-Account                                          Date


Growth*                                                       January 31, 2000
Growth and Income*                                            January 31, 2000
Premier Growth*                                               January 31, 2000

Putnam Variable Trust:

Variable Sub-Account                                          Date


Growth and Income*                                            January 31, 2000
International Growth*                                         January 31, 2000
Voyager*                                                      January 31, 2000


BASE                                    One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                       87.84%                  N/A                            16.49%
Equity Growth                          33.33%                   N/A                           18.10%
International Magnum                   19.27%                   N/A                            8.75%
U.S. Real Estate                       -7.04%                  N/A                           -11.67%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth             97.39%                  N/A                            62.05%

PERFORMANCE DEATH BENEFIT

                                      One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                      87.60%                    N/A                            16.33%
Equity Growth                         33.15%                    N/A                            17.95%
International Magnum                  19.10%                    N/A                             8.61%
U.S. Real Estate                      -7.17%                    N/A                           -11.79%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth             97.13%                   N/A                            61.84%

DEATH BENEFIT COMBINATION OPTION

                                       One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                        87.39%                  N/A                             16.20%
Equity Growth                           33.00%                  N/A                             17.81%
International Magnum                    18.97%                  N/A                              8.48%
U.S. Real Estate                        -7.28%                  N/A                             -11.89%
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth              96.91%                  N/A                             61.66%

INCOME BENEFIT COMBINATION 2

                                      One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                        87.27%                  N/A                             16.13%
Equity Growth                           32.92%                  N/A                             17.74%
International Magnum                    18.90%                  N/A                             8.41%
U.S. Real Estate                       -7.33%                   N/A                             -11.95%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth              96.79%                  N/A                             61.56%

INCOME AND DEATH BENEFIT COMBINATION 2

                                      One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                        86.89%                   N/A                             15.89%
Equity Growth                           32.65%                  N/A                             17.50%
International Magnum                    18.65%                  N/A                              8.19%
U.S. Real Estate                        -7.53%                   N/A                           -12.13%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth              96.39%                  N/A                             15.89%

NON-STANDARDIZED TOTAL RETURNS

From time to time, we also may quote rates of return that reflect changes in the values of each Variable Sub-Account's accumulation units. We may quote these "non-standardized total returns" on an annualized, cumulative, year-by-year, or other basis. These rates of return take into account asset-based charges, such as the mortality and expense risk charge and administration charge as well as the contract maintenance charge. However, these rates of return do not reflect, withdrawal charges or any taxes. Such charges, if reflected, would reduce the performance shown.

Annualized returns reflect the rate of return that, when compounded annually, would equal the cumulative rate of return for the period shown. We compute annualized returns according to the following formula:

  Annualized Return = (1+r)1/n-1

        where:

                r = cumulative rate of return for the period shown, and

                n =    number of years in the period.

The method of computing annualized rates of return is similar to that for computing standardized performance, described above, except that rather than using a hypothetical $1,000 investment and the ending redeemable value thereof, we use the changes in value of an accumulation unit.

Cumulative rates of return reflect the cumulative change in value of an accumulation unit over the period shown. Year-by-year rates of return reflect the change in value of accumulation unit during the course of each year shown. We compute these returns by dividing the accumulation unit value at the end of each period shown, by accumulation unit value at the beginning of that period, and subtracting one. We compute other total returns on a similar basis.

We may quote non-standardized total returns for 1,3,5, and 10 year periods, or period since inception of the Variable Sub-Account's operations, as well as other periods, such as "year-to-date" (prior calendar year end to the day stated in the advertisement); "year to most recent quarter" (prior calendar year end to the end of the most recent quarter); the prior calendar year; and the "n" most recent calendar years.

The non-standardized average annual total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No non-standardized total returns are shown for the Money Market Variable Sub-Account. In addition, no non-standardized total returns are shown for the Variable Sub-Accounts which commenced operations on January 31, 2000 and May 1, 2000, respectively.

The Variable Annuity 3 Contracts were first offered to the public as of the date of this Statement of Additional Information. Accordingly, performance figures for Variable Sub-Accounts prior to those dates reflect the historical performance of the Variable Sub-Accounts, adjusted to reflect the current level of charges that apply to the Variable Sub-Accounts under the Variable Annuity 3 Contracts, excluding the withdrawal charge but including the contract maintenance charges.

The inception dates of each Variable Sub-Account appears under "Standardized Total Returns" above.


BASE                                    One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW Short Term Bond                    N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                        92.09%                                                   18.56%
Equity Growth                           37.58%                                                   20.15%
International Magnum                    23.52%                                                   10.94%
U.S. Real Estate                        -2.79%                                                   8.86%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth              101.64%                                                  63.61%

PERFORMANCE DEATH BENEFIT

                                        One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW Short Term Bond                    N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                        91.85%                  N/A                            18.40%
Equity Growth                           37.40%                  N/A                            19.99%
International Magnum                    23.35%                  N/A                            10.80%
U.S. Real Estate                        -2.92%                                                 -8.98%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth             101.38%                  N/A                           -8.98%
DEATH BENEFIT COMBINATION OPTION

                                        One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW Short Term Bond                    N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                        91.64%                  N/A                             18.27%
Equity Growth                          37.25%                   N/A                             19.86%
International Magnum                   23.22%                   N/A                             10.68%
U.S. Real Estate                       -3.03%                   N/A                             -9.08%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth             101.16%                  N/A                             63.22%

INCOME BENEFIT COMBINATION 2

                                        One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW Short Term Bond                    N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                        91.52%                  N/A                             18.20%
Equity Growth                          337.17%                  N/A                            19.79%
International Magnum                    23.15%                  N/A                             10.61%
U.S. Real Estate                        -3.08%                  N/A                             -9.13%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth              101.04%                 N/A                             63.12%

INCOME AND DEATH BENEFIT COMBINATION 2

                                       One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception
                                                                                      ----------------
AIM Capital Appreciation                N/A                     N/A                             N/A
AIM Growth                              N/A                     N/A                             N/A
AIM Value                               N/A                     N/A                             N/A
Alliance Growth                         N/A                     N/A                             N/A
Alliance Growth and Income              N/A                     N/A                             N/A
Alliance Premier Growth                 N/A                     N/A                             N/A
MSDW Agressive Equity                   N/A                     N/A                             N/A
MSDW Capital Appreciation               N/A                     N/A                             N/A
MSDW Capital Growth                     N/A                     N/A                             N/A
MSDW Competitive Edge                   N/A                     N/A                             N/A
MSDW Dividend Growth                    N/A                     N/A                             N/A
MSDW Equity                             N/A                     N/A                             N/A
MSDW European Growth                    N/A                     N/A                             N/A
MSDW Global Dividend Growth             N/A                     N/A                             N/A
MSDW High Yield                         N/A                     N/A                             N/A
MSDW Income Builder                     N/A                     N/A                             N/A
MSDW Mid Cap                            N/A                     N/A                             N/A
MSDW Money Market                       N/A                     N/A                             N/A
MSDW Pacific Growth                     N/A                     N/A                             N/A
MSDW Quality Income                     N/A                     N/A                             N/A
MSDW Short Term Bond                    N/A                     N/A                             N/A
MSDW S & P 500 Index                    N/A                     N/A                             N/A
MSDW Strategist                         N/A                     N/A                             N/A
MSDW Utilities                          N/A                     N/A                             N/A
Emerging Markets                        91.14%                  N/A                             17.97%
Equity Growth                           36.90%                  N/A                             19.55%
International Magnum                    22.90%                  N/A                             10.39%
U.S. Real Estate                        -3.28%                  N/A                             -9.31%
Putnam Growth and Income                N/A                     N/A                             N/A
Putnam International Growth             N/A                     N/A                             N/A
Putnam Voyager                          N/A                     N/A                             N/A
Van Kampen Emerging Growth              100.64%                 N/A                             62.79%

ADJUSTED HISTORICAL TOTAL RETURNS

We may advertise the total return for periods prior to the date that the Variable Sub-Accounts commenced operations. We will calculate such "adjusted historical total returns" using the historical performance of the underlying
Portfolios and adjusting such performance to reflect the current level of charges that apply to the Variable Sub-Accounts under the Contract.

The adjusted historical total returns for the Variable Sub-Accounts for the periods ended December 31, 1999 are set out below. No adjusted historical total returns are shown for the Money Market Variable Sub-Account.

The following list provides the inception date for the Portfolio corresponding to each of the Variable Sub-Accounts included in the tables.

                                                        Inception Date of

Variable Sub-Account                                 Corresponding Portfolio

--------------------                                -----------------------
High Yield*                                          March 9, 1984
Equity*                                              March 9, 1984
Quality Income Plus*                                 March 1, 1987
Strategist*                                          March 1, 1987
Dividend Growth*                                     March 1, 1990
Utilities*                                           March 1, 1990
European Growth*                                     March 1, 1990
Capital Growth*                                      March 1, 1991
Pacific Growth*                                      March 1, 1991
Global Dividend Growth*                              February 24, 1997
Income Builder*                                      February 24, 1997
Equity Growth                                        January 2, 1997
International Magnum                                 January 2, 1997
Emerging Markets Equity                              January 21, 1997
Mid-Cap Value                                        January 2, 1997
U.S. Real Estate                                     March 4, 1997
Competitive Edge ("Best  Ideas")*                    May 18, 1998
S&P 500 Index*                                       May 18, 1998
Short-Term Bond*                                     May 2, 1999
Aggressive Equity*                                   May 1, 1999
Van Kampen Emerging Growth                           July 3, 1995
AIM V.I. Capital Appreciation                        May 5, 1993
AIM V.I. Growth                                      May 5, 1993
AIM V.I. Value                                       May 5, 1993
Alliance Growth**                                    September 15, 1994
Alliance Growth and Income**                         January 14, 1991
Alliance Premier Growth**                            July 14, 1999
Putnam VT Growth and Income***                       February 1, 1988
Putnam VT International Growth***                    January 2, 1997
Putnam VT Voyager***                                 February 1, 1988

* The Portfolios' Class __ shares ("12b-1 class") corresponding to these Variable Sub-Accounts were first offered on [May 1, 2000]. For periods prior to [May 1, 2000], the performance shown is based on the historical performance of the Portfolios' Class __ shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are shown above.

** The Portfolios' Class B shares (12b-1 class") corresponding to the Alliance Growth and Alliance Growth and Income Variable Sub-Accounts were first offered on June 1, 1999. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class A shares ("non-12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios' are as shown above.

*** The Portfolios' Class IB shares ("12b-1 Class") corresponding to the Putnam VT Growth and Income, International Growth, and Voyager Variable Sub-Accounts were first offered on April 6, 1998, April 30, 1998 and April 30, 1998 respectively. For periods prior to these dates, the performance shown is based on the historical performance of the Portfolios' Class 1A shares ("non 12b-1 class"), adjusted to reflect the current expenses of the Portfolios' 12b-1 class. The inception dates for the Portfolios are as shown above.

BASE

                                        One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception+
                                                                                      ----------------
AIM Capital Appreciation               38.43%                23.03%                          20.17%
AIM Growth                             29.17%                25.99%                          20.02%
AIM Value                              23.91%                24.15%                          20.53%
Alliance Growth*                       28.42%                29.48%                          28.81%
Alliance Growth and Income*             5.63%                22.10%                          13.94%
Alliance Premier Growth*                N/A                     N/A                          16.33%
MSDW Agressive Equity*                   N/A                    N/A                          65.59%
MSDW Capital Appreciation*              2.86%                   N/A                           1.50%
MSDW Capital Growth*                   27.26%                22.41%                          13.79%
MSDW Competitive Edge*                 20.16%                   N/A                          10.04%
MSDW Dividend Growth*                  -7.95%                16.92%                          11.52%
MSDW Equity*                           52.22%                33.79%                          21.04%
MSDW European Growth*                  23.13%                23.05%                          18.08%
MSDW Global Dividend Growth*            8.87%                14.00%                          11.64%
MSDW High Yield*                       -6.90%                 4.16%                           6.85%
MSDW Income Builder*                    1.38%                   N/A                           8.10%
MSDW Mid Cap                           14.73%                   N/A                          21.69%
MSDW Money Market*                     -0.87%                 3.48%                           3.55%
MSDW Pacific Growth*                   59.62%                -1.14%                          -2.53%
MSDW Quality Income*                   -9.85%                 6.19%                           6.31%
MSDW Short Term Bond*                    N/A                    N/A                          -6.64%
MSDW S & P 500 Index*                  13.84%                   N/A                          15.97%
MSDW Strategist*                       11.53%                 14.50%                         11.52%
MSDW Utilities*                         6.95%                 18.12%                         12.71%
Emerging Markets                       87.84%                   N/A                           9.56%
Equity Growth                          33.33%                   N/A                          27.79%
International Magnum                   19.27%                   N/A                          10.78%
U.S. Real Estate                       -7.04%                   N/A                          -2.47%
Putnam Growth and Income*              -4.15%                 17.46%                         12.31%
Putnam International Growth*           53.64%                   N/A                          27.50%
Putnam Voyager*                        51.65%                 29.59%                         20.50%
Van Kampen Emerging Growth             97.39%                   N/A                          38.52%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.
*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

PERFORMANCE DEATH BENEFIT

                                      One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception+
                                                                                      ----------------
AIM Capital Appreciation               38.24%                  22.87%                         20.01%
AIM Growth                             29.00%                  25.83%                         19.86%
AIM Value                              23.74%                  23.98%                         20.37%
Alliance Growth*                       28.25%                  29.31%                         28.64%
Alliance Growth and Income*             5.48%                  21.95%                         13.79%
Alliance Premier Growth*                 N/A                     N/A                          16.17%
MSDW Agressive Equity*                   N/A                     N/A                          65.37%
MSDW Capital Appreciation*              2.83%                   N/A                            1.40%
MSDW Capital Growth*                   27.09%                  22.25%                         13.65%
MSDW Competitive Edge*                 20.00%                   N/A                            9.89%
MSDW Dividend Growth*                  -8.08%                  16.77%                         11.38%
MSDW Equity*                           52.02%                  33.61%                         21.24%
MSDW European Growth*                  22.97%                  22.89%                         17.93%
MSDW Global Dividend Growth*            8.72%                  13.85%                         11.49%
MSDW High Yield*                       -7.03%                   4.02%                          6.71%
MSDW Income Builder*                    1.24%                    N/A                           7.95%
MSDW Mid Cap                           14.57%                    N/A                          21.68%
MSDW Money Market*                     -1.01%                   3.34%                          3.42%
MSDW Pacific Growth*                   59.41%                  -1.27%                         -2.66%
MSDW Quality Income*                   -9.97%                   6.05%                          6.17%
MSDW Short Term Bond*                   N/A                      N/A                          -6.77%
MSDW S & P 500 Index*                  13.69%                    N/A                          15.81%
MSDW Strategist*                       11.38%                  14.35%                         11.38%
MSDW Utilities*                         6.81%                  17.96%                         12.57%
Emerging Markets                       87.60%                    N/A                           9.41%
Equity Growth                          33.15%                    N/A                          27.62%
International Magnum                   19.10%                    N/A                          10.63%
U.S. Real Estate                       -7.17%                    N/A                          -2.61%
Putnam Growth and Income*              -4.28%                  17.30%                         12.16%
Putnam International Growth*           53.44%                    N/A                          27.33%
Putnam Voyager*                        51.45%                  29.42%                         20.34%
Van Kampen Emerging Growth             97.13%                    N/A                          38.34%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.
*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

DEATH BENEFIT COMBINATION OPTION

                                        One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception+
                                                                                      ----------------
AIM Capital Appreciation               38.09%                 22.74%                          19.88%
AIM Growth                             28.55%                 25.69%                          19.73%
AIM Value                              23.60%                 23.85%                          20.24%
Alliance Growth*                       28.10%                 29.17%                          28.50%
Alliance Growth and Income*             5.36%                 21.81%                          13.67%
Alliance Premier Growth*                N/A                     N/A                           16.04%
MSDW Agressive Equity*                  N/A                     N/A                           65.18%
MSDW Capital Appreciation*             2.81%                   N/A                            1.31%
MSDW Capital Growth*                   26.95%                 22.12%                          13.52%
MSDW Competitive Edge*                 19.86%                   N/A                            9.77%
MSDW Dividend Growth*                  -8.18%                 16.64%                          11.26%
MSDW Equity*                           51.84%                 33.47%                          21.11%
MSDW European Growth*                  22.83%                 22.76%                          17.80%
MSDW Global Dividend Growth*           8.59%                  13.72%                          11.37%
MSDW High Yield*                       -7.14%                  3.90%                           6.60%
MSDW Income Builder*                    1.12%                   N/A                            7.83%
MSDW Mid Cap                           14.44%                   N/A                           21.39%
MSDW Money Market*                     -1.12%                  3.23%                           3.30%
MSDW Pacific Growth*                   59.23%                 -1.38%                          -2.77%
MSDW Quality Income*                  -10.08%                  5.93%                           6.06%
MSDW Short Term Bond*                   N/A                     N/A                           -6.87%
MSDW S & P 500 Index*                  13.56%                   N/A                           15.68%
MSDW Strategist*                       11.25%                 14.22%                          11.25%
MSDW Utilities*                         6.69%                 17.83%                          12.44%
Emerging Markets                       87.39%                   N/A                            9.29%
Equity Growth                          33.00%                   N/A                           27.48%
International Magnum                   18.97%                   N/A                           10.50%
U.S. Real Estate                       -7.28%                   N/A                           -2.72%
Putnam Growth and Income*              -4.39%                 124.06%                         12.04%
Putnam International Growth*           53.27%                   N/A                           27.19%
Putnam Voyager*                        51.28%                 265.79%                         20.21%
Van Kampen Emerging Growth             96.91%                   N/A                           38.19%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.
*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

INCOME BENEFIT COMBINATION 2

                                      One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception+
                                                                                      ----------------
AIM Capital Appreciation                38.00%                  22.66%                          19.81%
AIM Growth                              28.77%                  25.61%                          19.66%
AIM Value                               23.52%                  23.77%                          20.17%
Alliance Growth*                        28.02%                  28.09%                          28.42%
Alliance Growth and Income*              5.30%                  21.74%                          13.60%
Alliance Premier Growth*                 N/A                     N/A                            15.96%
MSDW Agressive Equity*                   N/A                     N/A                            65.08%
MSDW Capital Appreciation*              2.86%                    N/A                             1.50%
MSDW Capital Growth*                   26.87%                   22.05%                          13.45%
MSDW Competitive Edge*                 19.78%                    N/A                             9.70%
MSDW Dividend Growth*                  -8.24%                   16.57%                          11.19%
MSDW Equity*                           51.75%                   33.39%                          21.04%
MSDW European Growth*                  22.75%                   22.68%                          17.73%
MSDW Global Dividend Growth*            8.53%                   13.65%                          11.30%
MSDW High Yield*                       -7.20%                    3.84%                           6.53%
MSDW Income Builder*                    1.06%                    N/A                             7.76%
MSDW Mid Cap                           14.37%                    N/A                            21.32%
MSDW Money Market*                     -1.18%                    3.16%                           3.24%
MSDW Pacific Growth*                   59.13%                   -1.44%                          -2.83%
MSDW Quality Income*                  -10.13%                    5.87%                           5.99%
MSDW Short Term Bond*                   N/A                      N/A                            -6.93%
MSDW S & P 500 Index *                 13.49%                    N/A                            15.61%
MSDW Strategist*                       11.18%                   14.15%                          11.19%
MSDW Utilities*                         6.62%                   17.76%                          12.38%
Emerging Markets                       87.27%                    N/A                             9.22%
Equity Growth                          32.92%                    N/A                            27.40%
International Magnum                   18.90%                    N/A                            10.44%
U.S. Real Estate                       -7.33%                    N/A                            -2.78%
Putnam Growth and Income*              -4.45%                   17.10%                          11.97%
Putnam International Growth*           53.17%                    N/A                            27.11%
Putnam Voyager*                        51.19%                   29.20%                          20.14%
Van Kampen Emerging Growth             97.39%                    N/A                            38.52%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.
*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

INCOME AND DEATH COMBINATION 2

                                        One Year                Five Year               10 Years or
                                       ----------               ---------              Since Inception+
                                                                                      ----------------
AIM Capital Appreciation                37.72%                  22.42%                        19.57%
AIM Growth                              28.51%                  25.36%                        19.42%
AIM Value                               23.27%                  23.52%                        19.93%
Alliance Growt*                         28.51%                  28.83%                        28.17%
Alliance Growth and Income*              5.08%                  21.49%                        13.37%
Alliance Premier Growth*                  N/A                     N/A                         15.72%
MSDW Agressive Equity*                    N/A                     N/A                         64.74%
MSDW Capital Appreciation*               2.86%                    N/A                          1.50%
MSDW Capital Growth*                    26.61%                  21.80%                        13.23%
MSDW Competitive Edge*                  19.54%                    N/A                          9.47%
MSDW Dividend Growth*                   -8.43%                  16.33%                        10.97%
MSDW Equity*                            51.44%                  33.12%                        20.79%
MSDW European Growth*                   22.50%                  22.44%                        17.49%
MSDW Global Dividend Growth*             8.30%                  13.42%                        11.08%
MSDW High Yield*                        -7.39%                   3.63%                         6.32%
MSDW Income Builder*                     0.85%                   N/A                           7.54%
MSDW Mid Cap                            14.13%                   N/A                          21.07%
MSDW Money Market*                      -1.39%                   2.95%                         3.03%
MSDW Pacific Growth*                    58.81%                  -1.64%                        -3.03%
MSDW Quality Income*                   -10.32%                   5.65%                         5.78%
MSDW Short Term Bond*                     N/A                     N/A                         -7.13%
MSDW S & P 500 Index*                   13.25%                   N/A                          15.37%
MSDW Strategist*                        10.95%                  13.92%                        10.97%
MSDW Utilities*                          6.40%                  17.53%                        12.15%
Emerging Markets                        86.89%                   N/A                           9.00%
Equity Growth                           32.65%                   N/A                          27.14%
International Magnum                    18.65%                   N/A                          10.21%
U.S. Real Estate                        -7.53%                   N/A                          -2.98%
Putnam Growth and Income*               -4.65%                  16.87%                        11.75%
Putnam International Growth*            52.86%                   N/A                          26.85%
Putnam Voyager*                         50.88%                  28.94%                        19.90%
Van Kampen Emerging Growth              97.39%                   N/A                          38.52%

+Please refer to the table at the beginning of this section for the inception dates of the Portfolios.
*The performance shown for the Portfolios' 12b-1 class is based on the performance of the non 12b-1 class, as described in the table at the beginning of this section.

CALCULATION OF ACCUMULATION UNIT VALUES

The value of Accumulation Units will change each Valuation Period according to the investment performance of the Portfolio shares purchased by each Variable Sub-Account and the deduction of certain expenses and charges. A "Valuation Period" is the period from the end of one Valuation Date and continues to the end of the next Valuation Date. A Valuation Date ends at the close of regular trading on the New York Stock Exchange (currently 3:00 p.m. Central Time).

The Accumulation Unit Value of a Variable Sub-Account for any Valuation Period equals the Accumulation Unit Value as of the immediately preceding Valuation Period, multiplied by the Net Investment Factor (described below) for that Variable Sub-Account for the current Valuation Period.

NET INVESTMENT FACTOR

The Net Investment Factor for a Valuation Period is a number representing the change, since the last Valuation Period, in the value of Variable Sub-Account assets per Accumulation Unit due to investment income, realized or unrealized capital gain or loss, deductions for taxes, if any, and deductions for the mortality and expense risk charge and administrative expense charge. We determine the Net Investment Factor for each Variable Sub-Account for any Valuation Period by dividing (A) by (B) and subtracting (C) from the result, where:

     (A) is the sum of:

               (1) the net asset value per share of the Portfolio underlying the Variable Sub-Account determined at the end of the current Valuation Period; plus,

               (2) the per share amount of any dividend or capital gain distributions made by the Portfolio underlying the Variable Sub-Account during the current Valuation Period;

     (B) is the net asset value per share of the Portfolio underlying the Variable Sub-Account determined as of the end of the immediately preceding Valuation Period; and

     (C) is the annualized mortality and expense risk and administrative expense charges divided by the number of days in the current calendar year and then multiplied by the number of calendar days in the current Valuation Period.

CALCULATION OF VARIABLE AMOUNT INCOME PAYMENTS

We calculate the amount of the first variable income payment under an Income Plan by applying the Contract Value allocated to each Variable Sub-Account less any applicable premium tax charge deducted at the time, to the income payment tables in the Contract. We divide the amount of the first variable annuity income payment by the Variable Sub-Account's then current Annuity Unit value to determine the number of annuity units ("Annuity Units") upon which later income payments will be based. To determine income payments after the first, we simply multiply the number of Annuity Units determined in this manner for each Variable Sub-Account by the then current Annuity Unit value ("Annuity Unit Value") for that Variable Sub-Account.

CALCULATION OF ANNUITY UNIT VALUES

Annuity Units in each Variable Sub-Account are valued separately and Annuity Unit Values will depend upon the investment experience of the particular Portfolio in which the Variable Sub-Account invests. We calculate the Annuity Unit Value for each Variable Sub-Account at the end of any Valuation Period by:

       o multiplying the Annuity Unit Value at the end of the immediately preceding Valuation Period by the Variable Sub-Account's Net Investment Factor (described in the preceding section) for the Period; and then

       o dividing the product by the sum of 1.0 plus the assumed investment rate for the Valuation Period.

The assumed investment rate adjusts for the interest rate assumed in the income payment tables used to determine the dollar amount of the first variable income payment, and is at an effective annual rate which is disclosed in the Contract.

We determine the amount of the first variable income payment paid under an Income Plan using the income payment tables set out in the Contracts. The Contracts include tables that differentiate on the basis of sex, except in states that require the use of unisex tables.

GENERAL MATTERS

INCONTESTABILITY

We will not contest the Contract after we issue it.

SETTLEMENTS

The Contract must be returned to us prior to any settlement. We must receive due proof of the Contract owner(s) death (or Annuitant's death if there is a non-natural Contract owner) before we will settle a death claim.

SAFEKEEPING OF THE VARIABLE ACCOUNT'S ASSETS

We hold title to the assets of the Variable Account. We keep the assets physically segregated and separate and apart from our general corporate assets. We maintain records of all purchases and redemptions of the Portfolio shares held by each of the Variable Sub-Accounts.

The Portfolios do not issue stock certificates. Therefore, we hold the Variable Account's assets in open account in lieu of stock certificates. See the Portfolios' prospectuses for a more complete description of the custodian of the Portfolios.

PREMIUM TAXES

Applicable premium tax rates depend on the Contract owner's state of residency and the insurance laws and our status in those states where premium taxes are incurred. Premium tax rates may be changed by legislation, administrative interpretations, or judicial acts.

TAX RESERVES

We do not establish capital gains tax reserves for any Variable Sub-Account nor do we deduct charges for tax reserves because we believe that capital gains attributable to the Variable Account will not be taxable. However, we reserve the right to deduct charges to establish tax reserves for potential taxes on realized or unrealized capital gains.

FEDERAL TAX MATTERS

THE FOLLOWING DISCUSSION IS GENERAL AND IS NOT INTENDED AS TAX ADVICE. WE MAKE NO GUARANTEE REGARDING THE TAX TREATMENT OF ANY CONTRACT OR TRANSACTION INVOLVING A CONTRACT.

Federal, state, local and other tax consequences of ownership or receipt of distributions under an annuity contract depend on the individual circumstances of each person. If you are concerned about any tax consequences with regard to your individual circumstances, you should consult a competent tax adviser.

TAXATION OF NORTHBROOK LIFE INSURANCE COMPANY

Northbrook is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code. Since the Variable Account is not an entity separate from Northbrook, and its operations form a part of Northbrook, it will not be taxed separately as a "Regulated Investment Company" under Subchapter M of the Code. Investment income and realized capital gains of the Variable Account are automatically applied to increase reserves under the contract. Under existing federal income tax law, Northbrook believes that the Variable Account investment income and capital gains will not be taxed to the extent that such income and gains are applied to increase the reserves under the contract. Accordingly, Northbrook does not anticipate that it will incur any federal income tax liability attributable to the Variable Account, and therefore Northbrook does not intend to make provisions for any such taxes. If Northbrook is taxed on investment income or capital gains of the Variable Account, then Northbrook may impose a charge against the Variable Account in order to make provision for such taxes.

EXCEPTIONS TO THE NON-NATURAL OWNER RULE

There are several exceptions to the general rule that annuity contracts held by a non-natural owner are not treated as annuity contracts for federal income tax purposes. Contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the Contract as agent for a natural person. However, this special exception will not apply in the case of an employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees. Other exceptions to the non-natural owner rule are: (1) contracts acquired by an estate of a decedent by reason of the death of the decedent; (2) certain qualified contracts; (3) contracts purchased by employers upon the termination of certain qualified plans; (4) certain contracts used in connection with structured settlement agreements, and (5) contracts purchased with a single premium when the annuity starting date is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

IRS REQUIRED DISTRIBUTION AT DEATH RULES

In order to be considered an annuity contract for federal income tax purposes, an annuity contract must provide: (1) if any owner dies on or after the annuity start date but before the entire interest in the contract has been distributed, the remaining portion of such interest must be distributed at least as rapidly as under the method of distribution being used as of the date of the owner's death; (2) if any owner dies prior to the annuity start date, the entire interest in the contract will be distributed within five years after the date of the owner's death. These requirements are satisfied if any portion of the owner's interest which is payable to (or for the benefit of) a designated beneficiary is distributed over the life of such beneficiary (or over a period not extending beyond the life expectancy of the beneficiary) and the distributions begin within one year of the owner's death. If the owner's designated beneficiary is the surviving spouse of the owner, the contract may be continued with the surviving spouse as the new owner. If the owner of the contract is a non-natural person, then the annuitant will be treated as the owner for purposes of applying the distribution at death rules. In addition, a change in the annuitant on a contract owned by a non-natural person will be treated as the death of the owner.

QUALIFIED PLANS

The Contract may be used with several types of qualified plans. Northbrook reserves the right to limit the availability of the contract for use with any of the qualified plans listed below. The tax rules applicable to participants in such qualified plans vary according to the type of plan and the terms and conditions of the plan itself. Adverse tax consequences may result from excess contributions, premature distributions, distributions that do not conform to specified commencement and minimum distribution rules, excess distributions and in other circumstances. Contract owners and participants under the plan and annuitants and beneficiaries under the Contract may be subject to the terms and conditions of the plan regardless of the terms of the Contract.

IRAs

Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an IRA. IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. Certain distributions from other types of qualified plans may be "rolled over" on a tax-deferred basis into an IRA. An IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the Contract's Cash Value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value. It is possible that the death benefit could be viewed as violating the prohibition on investment in life insurance contracts with the result that the Contract would not be viewed as satisfying the requirements of an IRA.

ROTH IRAs

Section 408A of the Code permits eligible individuals to make nondeductible contributions to an individual retirement program known as a Roth IRA. Roth IRAs are subject to limitations on the amount that can be contributed and on the time when distributions may commence. "Qualified distributions" from Roth IRAs are not includible in gross income. "Qualified distributions" are any distributions made more than five taxable years after the taxable year of the first contribution to the Roth IRA, and which are made on or after the date the individual attains age 59 1/2, made to a beneficiary after the owner's death, attributable to the owner being disabled or for a first time home purchase
(first time home purchases are subject to a lifetime limit of $10,000). "Nonqualified distributions" are treated as made from contributions first and are includible in gross income to the extent such distributions exceed the contributions made to the Roth IRA. The taxable portion of a "nonqualified distribution" may be subject to the 10% penalty tax on premature distributions. Subject to certain limitations, a traditional Individual Retirement Account or Annuity may be converted or "rolled over" to a Roth IRA. The taxable portion of a conversion or rollover distribution is includible in gross income, but is exempted from the 10% penalty tax on premature distributions.

SIMPLIFIED EMPLOYEE PENSION PLANS

Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees using the employees' IRAs if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to their individual retirement annuities. Employers intending to use the Contract in connection with such plans should seek competent advice. In particular, employers should consider that an IRA generally may not provide life insurance, but it may provide a death benefit that equals the greater of the premiums paid and the contract's cash value. The Contract provides a death benefit that in certain circumstances may exceed the greater of the payments and the Contract Value.

SAVINGS INCENTIVE MATCH PLANS FOR EMPLOYEES (SIMPLE PLANS)

Sections 408(p) and 401(k) of the Code allow employers with 100 or fewer employees to establish SIMPLE retirement plans for their employees. SIMPLE plans may be structured as a SIMPLE retirement account using an employee's IRA to hold the assets or as a Section 401(k) qualified cash or deferred arrangement. In general, a SIMPLE plan consists of a salary deferral program for eligible employees and matching or nonelective contributions made by employers. Employers intending to use the Contract in conjunction with SIMPLE plans should seek competent tax and legal advice.

TAX SHELTERED ANNUITIES

Section 403(b) of the Code permits public school employees and employees of certain types of tax-exempt organizations (specified in Section 501(c)(3) of the Code) to have their employers purchase annuity contracts for them, and subject to certain limitations, to exclude the purchase payments from the employees' gross income. An annuity contract used for a Section 403(b) plan must provide that distributions attributable to salary reduction contributions made after 12/31/88, and all earnings on salary reduction contributions, may be made only on or after the date the employee attains age 59 1/2, separates from service, dies, becomes disabled or on the account of hardship (earnings on salary reduction contributions may not be distributed for hardship). These limitations do not apply to withdrawals where Northbrook is directed to transfer some or all of the Contract Value to another 403(b) plan.

CORPORATE AND SELF-EMPLOYED PENSION AND PROFIT SHARING PLANS

Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax favored retirement plans for employees. The Self-Employed Individuals Retirement Act of 1962, as amended, (commonly referred to as "H.R. 10" or "Keogh") permits self-employed individuals to establish tax favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of annuity contracts in order to provide benefits under the plans.

STATE  AND  LOCAL  GOVERNMENT  AND  TAX-EXEMPT  ORGANIZATION  DEFERRED
COMPENSATION PLANS

Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. To the extent the Contracts are used in connection with an eligible plan, employees are considered general creditors of the employer and the employer as owner of the contract has the sole right to the proceeds of the contract. Generally, under the non-natural owner rules, such Contracts are not treated as annuity contracts for federal income tax purposes. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. However, under a
Section 457 plan all the compensation deferred under the plan must remain solely the property of the employer, subject only to the claims of the employer's general creditors, until such time as made available to the employee or a beneficiary.

EXPERTS

------------------------------------------------------------------------------

The financial statements of the Northbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and the related financial statement schedule that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Variable Account as of December 31, 1999 and for the periods in the two years then ended that appear in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

-----------------------------------------------------------------------------

FINANCIAL STATEMENTS

The financial statements of the Variable Account as of December 31, 1999 and for each of the periods in the two years then ended, the financial statements of the Northbrook as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999 and related financial statement schedule and the accompanying Independent Auditors' Reports appear in the pages that follow. The financial statements and schedule of Northbrook included herein should be considered only as bearing upon the ability of Northbrook to meet its obligations under the Contracts.

INDEPENDENT AUDITORS' REPORT

TO THE BOARD OF DIRECTORS AND SHAREHOLDER OF
NORTHBROOK LIFE INSURANCE COMPANY:

We have audited the accompanying Statements of Financial Position of Northbrook Life Insurance Company (the "Company", an affiliate of The Allstate Corporation) as of December 31, 1999 and 1998, and the related Statements of Operations and Comprehensive Income, Shareholder's Equity and Cash Flows for each of the three years in the period ended December 31, 1999. Our audits also included Schedule IV -Reinsurance. These financial statements and financial statement schedule are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial statement schedule based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999 in conformity with generally accepted accounting principles. Also, in our opinion, Schedule IV - Reinsurance, when considered in relation to the basic financial statements taken as a whole, presents fairly, in all material respects, the information set forth therein.




/s/ Deloitte & Touche LLP

Chicago, Illinois
February 25, 2000


                        NORTHBROOK LIFE INSURANCE COMPANY
                        STATEMENTS OF FINANCIAL POSITION


                                                                       December 31,
                                                              -----------------------------
                                                                   1999             1998
                                                              -------------    ------------
($ in thousands, except par value data)
ASSETS
Investments
   Fixed income securities, at fair value
      (amortized cost $89,205 and $81,156)                     $     86,998    $     86,336
   Short-term                                                         3,170           5,083
                                                               ------------    ------------
         Total investments                                           90,168          91,419

Cash                                                                     21            --
Reinsurance recoverable from
   Allstate Life Insurance Company                                2,022,502       2,148,091
Other assets                                                          5,997           6,705
Separate Accounts                                                 8,211,996       7,031,083
                                                               ------------    ------------
         TOTAL ASSETS                                          $ 10,330,684    $  9,277,298
                                                               ============    ============
LIABILITIES
Reserve for life-contingent contract benefits                   $   150,587    $    145,055
Contractholder funds                                              1,871,933       2,003,122
Current income taxes payable                                          2,171           1,830
Deferred income taxes                                                   746           3,316
Payable to affiliates, net                                            5,990           5,085
Separate Accounts                                                 8,211,996       7,031,083
                                                               ------------    ------------
         TOTAL LIABILITIES                                       10,243,423       9,189,491
                                                               ============    ============
Commitments and Contingent Liabilities (Note 12)

SHAREHOLDER'S EQUITY
Common stock, $100 par value, 25,000 shares
      authorized, issued and outstanding                              2,500           2,500
Additional capital paid-in                                           56,600          56,600
Retained income                                                      29,596          25,340

Accumulated other comprehensive (loss) income:
    Unrealized net capital (losses) gains                            (1,435)          3,367
                                                               ------------    ------------
         TOTAL ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME         (1,435)          3,367
                                                               ------------    ------------
         TOTAL SHAREHOLDER'S EQUITY                                  87,261          87,807
                                                               ------------    ------------
         TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $ 10,330,684    $  9,277,298
                                                               ============    ============

See notes to financial statements.

                                               NORTHBROOK LIFE INSURANCE COMPANY
                                                   STATEMENTS OF OPERATIONS
                                                   AND COMPREHENSIVE INCOME


                                                       Year Ended December 31,
                                                    ----------------------------
($ in thousands)                                      1999      1998       1997
                                                    -------    -------   -------
REVENUES
Net investment income                               $ 6,010    $ 5,691   $ 5,146
Realized capital gains and losses                       510          2       (68)
                                                    -------    -------   -------
Income from operations
  before income tax expense                           6,520      5,693     5,078
Income tax expense                                    2,264      1,995     1,756
                                                    -------    -------   -------
NET INCOME                                            4,256      3,698     3,322
                                                    -------    -------   -------
Other comprehensive (loss) income, after-tax
Change in unrealized net capital gains and losses    (4,802)       825     1,256
                                                    -------    -------   -------
COMPREHENSIVE (LOSS) INCOME                         $  (546)   $ 4,523   $ 4,578
                                                    =======    =======   =======

See notes to financial statements.

                                              NORTHBROOK LIFE INSURANCE COMPANY
                                              STATEMENTS OF SHAREHOLDER'S EQUITY


                                                           December 31,
                                                --------------------------------
                                                   1999       1998       1997
                                                ---------  ---------  ----------
($ in thousands)

COMMON STOCK                                    $  2,500    $  2,500   $  2,500
                                                --------    --------   --------
ADDITIONAL CAPITAL PAID-IN                      $ 56,600    $ 56,600   $ 56,600
                                                --------    --------   --------
RETAINED INCOME
Balance, beginning of year                      $ 25,340    $ 21,642   $ 18,320
Net income                                         4,256       3,698      3,322
                                                --------    --------   --------
Balance, end of year                              29,596      25,340     21,642
                                                --------    --------   --------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Balance, beginning of year                      $  3,367    $  2,542   $  1,286
Change in unrealized net capital gains
     and losses                                   (4,802)        825      1,256
                                                --------    --------   --------
Balance, end of year                              (1,435)      3,367      2,542
                                                --------    --------   --------
TOTAL SHAREHOLDER'S EQUITY                      $ 87,261    $ 87,807   $ 83,284
                                                ========    ========   ========

See notes to financial statements.

                                              NORTHBROOK LIFE INSURANCE COMPANY
                                                   STATEMENTS OF CASH FLOWS


                                                                  Year Ended December 31,
                                                             --------------------------------
($ in thousands)                                               1999        1998        1997
                                                             --------    --------    --------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income                                                   $  4,256    $  3,698    $  3,322
Adjustments to reconcile net income to net cash
    provided by operating activities
         Amortization and other non-cash items                    559         518         516
         Realized capital gains and losses                       (510)         (2)         68
         Changes in:
             Life-contingent contract benefits and
               contractholder funds                               (68)        273         205
              Income taxes payable                                355       1,866        (480)
              Other operating assets and liabilities              924       4,126        (264)
                                                             --------    --------    --------
                 Net cash provided by operating activities      5,516      10,479       3,367
                                                             --------    --------    --------

CASH FLOWS FROM INVESTING ACTIVITIES
Fixed income securities
       Proceeds from sales                                     17,992       1,922       1,606
       Investment collections                                   6,555      10,253      10,036
       Investment purchases                                   (32,050)    (20,690)    (18,568)
Change in short-term investments, net                           2,008      (1,964)      3,559
                                                             --------    --------    --------
               Net cash used in investing activities           (5,495)    (10,479)     (3,367)
                                                             --------    --------    --------

NET INCREASE IN CASH                                               21        --          --
CASH AT THE BEGINNING OF YEAR                                    --          --          --
                                                             --------    --------    --------
CASH AT END OF YEAR                                          $     21    $   --      $   --
                                                             ========    ========    ========

See notes to financial statements.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

1.    GENERAL

BASIS OF PRESENTATION
The accompanying financial statements include the accounts of Northbrook Life Insurance Company (the "Company"), a wholly owned subsidiary of Allstate Life Insurance Company ("ALIC"), which is wholly owned by Allstate Insurance Company ("AIC"), a wholly owned subsidiary of The Allstate Corporation (the "Corporation"). These financial statements have been prepared in conformity with generally accepted accounting principles.

To conform with the 1999 presentation, certain amounts in the prior years' financial statements and notes have been reclassified.

NATURE OF OPERATIONS
The Company markets savings and life insurance products exclusively through Dean Witter Reynolds, Inc. ("Dean Witter") (see Note 4), a wholly owned subsidiary of Morgan Stanley Dean Witter & Co. Savings products include deferred annuities and immediate annuities without life contingencies. Deferred annuities include fixed rate, market value adjusted, and variable annuities. Life insurance consists of interest-sensitive life, immediate annuities with life contingencies, and variable life insurance. In 1999, substantially all of the Company's statutory premiums and deposits were from annuities.

 Annuity contracts and life insurance policies issued by the Company are subject to discretionary surrender or withdrawal by customers, subject to applicable surrender charges. These policies and contracts are reinsured primarily with ALIC (see Note 3), which invests premiums and deposits to provide cash flows that will be used to fund future benefits and expenses.

The Company monitors economic and regulatory developments which have the potential to impact its business. Recently enacted federal legislation will allow for banks and other financial organizations to have greater participation in the securities and insurance businesses. This legislation may present an increased level of competition for sales of the Company's products. Furthermore, the market for deferred annuities and interest-sensitive life insurance is enhanced by the tax incentives available under current law. Any legislative changes which lessen these incentives are likely to negatively impact the demand for these products.

Additionally, traditional demutualizations of mutual insurance companies and enacted and pending state legislation to permit mutual insurance companies to convert to a hybrid structure known as a mutual holding company could have a number of significant effects on the Company by (1) increasing industry competition through consolidation caused by mergers and acquisitions related to the new corporate form of business; and (2) increasing competition in the capital markets.

The Company is authorized to sell life and savings products in all states except New York, as well as in the District of Columbia and Puerto Rico. The top geographic locations for statutory premiums and deposits for the Company were California, Florida, and Texas for the year ended December 31, 1999. No other jurisdiction accounted for more than 5% of statutory premiums and deposits. Substantially all premiums and deposits are ceded to ALIC under reinsurance agreements.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

2.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

INVESTMENTS
Fixed income securities include bonds and mortgage-backed securities. All fixed income securities are carried at fair value and may be sold prior to their contractual maturity ("available for sale"). The difference between amortized cost and fair value, net of deferred income taxes, is reflected as a component of shareholder's equity. Provisions are recognized for declines in the value of fixed income securities that are other than temporary. Such writedowns are included in realized capital gains and losses. Short-term investments are carried at cost or amortized cost, which approximates fair value.

Investment income consists primarily of interest and short-term investment dividends. Interest is recognized on an accrual basis and dividends are recorded at the ex-dividend date. Interest income on mortgage-backed securities is determined on the effective yield method, based on the estimated principal repayments. Accrual of income is suspended for fixed income securities that are in default or when the receipt of interest payments is in doubt. Realized capital gains and losses are determined on a specific identification basis.

REINSURANCE RECOVERABLE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC. Such amounts are reflected net of such reinsurance in the statements of operations and comprehensive income. Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under terms of reinsurance agreements. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contractholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS AND INTEREST CREDITED Interest-sensitive life contracts are insurance contracts whose terms are not fixed and guaranteed. The terms that may be changed include premiums paid by the contractholder, interest credited to the contractholder account balance and one or more amounts assessed against the contractholder. Premiums from these contracts are reported as deposits to contractholder funds. Contract charge revenue consists of fees assessed against the contractholder account balance for cost of insurance (mortality risk), contract administration and surrender charges. Contract benefits include interest credited to contracts and claims incurred in excess of the related contractholder account balance.

Contracts that do not subject the Company to significant risk arising from mortality or morbidity are referred to as investment contracts. Fixed rate annuities, market value adjusted annuities and immediate annuities without life contingencies are considered investment contracts. Deposits received for such contracts are reported as deposits to contractholder funds. Contract charge revenue for investment contracts consists of charges assessed against the contractholder account balance for contract

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

administration and surrender charges. Contract benefits include interest credited and claims incurred in excess of the related contractholder account balance.

Crediting rates for fixed rate annuities and interest-sensitive life contracts are adjusted periodically by the Company to reflect current market conditions.

Investment contracts also include variable annuity and variable life contracts which are sold as Separate Accounts products. The assets supporting these products are legally segregated and available only to settle Separate Accounts contract obligations. Deposits received are reported as Separate Accounts liabilities. The Company's contract charge revenue for these contracts consists of charges assessed against the Separate Accounts fund balances for contract maintenance, administration, mortality, expense and surrenders.

All premiums, contract charges, contract benefits and interest credited are reinsured.

INCOME TAXES
The income tax provision is calculated under the liability method and presented net of reinsurance. Deferred tax assets and liabilities are recorded based on the difference between the financial statement and tax bases of assets and liabilities at the enacted tax rates. Deferred income taxes arise primarily from unrealized capital gains and losses on fixed income securities carried at fair value and differences in the tax bases of investments.

SEPARATE ACCOUNTS
The Company issues deferred variable annuity and variable life contracts, the assets and liabilities of which are legally segregated and recorded as assets and liabilities of the Separate Accounts. Absent any contract provisions wherein the Company contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the Separate Accounts' funds may not meet their stated investment objectives.

The assets of the Separate Accounts are carried at fair value. Separate Accounts liabilities represent the contractholders' claims to the related assets and are carried at the fair value of the assets. In the event that the asset value of certain contractholder accounts are projected to be below the value guaranteed by the Company, a liability is established through a charge to earnings. Investment income and realized capital gains and losses of the Separate Accounts accrue directly to the contractholders and therefore, are not included in the Company's statements of operations and comprehensive income. Revenues to the Company from Separate Accounts consist of contract maintenance and administration fees, and mortality, surrender and expense charges.

RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS
The reserve for life-contingent contract benefits, which relates to immediate annuities with life contingencies and certain variable annuity contract guarantees, is computed on the basis of assumptions as to mortality, future investment yields, terminations and expenses at the time the policy is issued. These assumptions include provisions for adverse deviation and generally vary by such characteristics as type of coverage, year

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)


of issue and policy duration. Detailed reserve assumptions and reserve interest rates are outlined in Note 7.

CONTRACTHOLDER FUNDS
Contractholder funds arise from the issuance of interest-sensitive life and certain investment contracts. Deposits received are recorded as interest-bearing liabilities. Contractholder funds are equal to deposits received, net of commissions, and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Detailed information on crediting rates and surrender and withdrawal protection on contractholder funds are outlined in Note 7.

USE OF ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

NEW ACCOUNTING STANDARDS
In 1999, the Company adopted Statement of Position ("SOP") 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments." The SOP provides guidance concerning when to recognize a liability for insurance-related assessments and how those liabilities should be measured. Specifically, insurance-related assessments should be recognized as liabilities when all of the following criteria have been met: 1) an assessment has been imposed or it is probable that an assessment will be imposed, 2) the event obligating an entity to pay an assessment has occurred and 3) the amount of the assessment can be reasonably estimated. Adoption of this statement was not material to the Company's results of operations or financial position.

3.    RELATED PARTY TRANSACTIONS

REINSURANCE
The Company has reinsurance agreements whereby substantially all premiums, contract charges, credited interest, policy benefits and certain expenses are ceded to ALIC and reflected net of such reinsurance in the statements of operations and comprehensive income. Reinsurance recoverable and the related reserve for life-contingent contract benefits and contracholder funds are reported separately in the statements of financial position. The Company continues to have primary liability as the direct insurer for risks reinsured.

Investment income earned on the assets which support contractholder funds and the reserve for life-contingent contract benefits is not included in the Company's financial statements as those assets are owned and managed under the terms of the reinsurance agreements. The following amounts were ceded to ALIC under reinsurance agreements.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)


                                                      YEAR ENDED DECEMBER 31,
                                                      -----------------------
                                                    1999       1998        1997
                                                    ----       ----        ----
Premiums                                          $  2,966   $  2,528   $  1,979
Contract charges                                   118,290    102,218     83,559
Credited interest, policy benefits, and certain
     expenses                                      222,513    217,428    201,526



BUSINESS OPERATIONS
The Company utilizes services provided by AIC and ALIC and business facilities owned or leased, and operated by AIC in conducting its business activities. The Company reimburses AIC and ALIC for the operating expenses incurred on behalf of the Company. The Company is charged for the cost of these operating expenses based on the level of services provided. Operating expenses, including compensation and retirement and other benefit programs, allocated to the Company were $33,892, $26,230 and $23,978 in 1999, 1998 and 1997, respectively. Of these costs, the Company retains investment related expenses. All other costs are ceded to ALIC under reinsurance agreements.

4.    EXCLUSIVE DISTRIBUTION AGREEMENT

The Company has a strategic alliance with Dean Witter to develop, market and distribute proprietary savings and life insurance products through Morgan Stanley Dean Witter Financial Advisors. Affiliates of Dean Witter are the investment managers for the Morgan Stanley Dean Witter Variable Investment Series, Morgan Stanley Universal Funds, Inc. and the Van Kampen American Capital Life Investment Trust, the funds in which certain assets of the Separate Accounts products are invested. Under the terms of the alliance, the Company has agreed to use Dean Witter as an exclusive distribution channel for the Company's products. In addition to the Company's products, Dean Witter markets other products which compete with those of the Company.

Pursuant to the alliance agreement, Dean Witter provides approximately half of the statutory capital necessary to maintain these products on the Company's books through loans to a subsidiary of AIC. AIC unconditionally guarantees the repayment of these loans. The Company shares approximately half the net profits with Dean Witter on contracts written under the alliance.

The strategic alliance is cancelable for new business by either party by giving 30 days written notice, however, the Company believes the benefits derived by Dean Witter will preserve the alliance.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

5.    INVESTMENTS

FAIR VALUES
The amortized cost, gross unrealized gains and losses, and fair value for fixed income securities are as follows:



                                                                      GROSS UNREALIZED
                                               AMORTIZED        ---------------------------        FAIR
                                                 COST                GAINS           LOSSES        VALUE
                                            ---------------     -----------    -------------    -------------
AT DECEMBER 31, 1999
U.S. government and agencies                    $ 8,660             $   131        $   (57)        $ 8,734
Municipal                                         1,155                   6           (108)          1,053
Corporate                                        61,049                  26         (2,541)         58,534
Mortgage-backed securities                       18,341                 822           (486)         18,677
                                                -------             -------        -------         -------
     Total fixed income securities              $89,205             $   985        $(3,192)        $86,998
                                                =======             =======        =======         =======

AT DECEMBER 31, 1998

U.S. government and agencies                    $ 8,648             $ 1,469        $  --           $10,117
Municipal                                           590                  11           --               601
Corporate                                        33,958               1,634            (16)         35,576
Mortgage-backed securities                       37,960               2,250           (168)         40,042
                                                -------             -------        -------         -------
     Total fixed income securities              $81,156             $ 5,364        $  (184)        $86,336
                                                =======             =======        =======         =======


SCHEDULED MATURITIES
The scheduled maturities for fixed income securities are as follows at December 31, 1999:


                                         AMORTIZED    FAIR
                                           COST      VALUE
                                           ----      -----
Due in one year or less                  $    50   $    50
Due after one year through five years     16,690    16,538
Due after five years through ten years    46,933    44,542
Due after ten years                        7,191     7,191
                                         -------    ------
                                          70,864    68,321
Mortgage-backed securities                18,341    18,677
                                         -------   -------
      Total                              $89,205   $86,998
                                         =======   =======


Actual maturities may differ from those scheduled as a result of prepayments by the issuers.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)


NET INVESTMENT INCOME
YEAR ENDED DECEMBER 31,                             1999        1998       1997
                                                    ----        ----       ----
Fixed income securities                            $ 5,881    $ 5,616    $ 5,364
Short-term investments                                 261        190         84
                                                   -------    -------    -------
    Investment income, before expense                6,142      5,806      5,448
    Investment expense                                 132        115        302
                                                   -------    -------    -------
    Net investment income                          $ 6,010    $ 5,691    $ 5,146
                                                   =======    =======    =======

REALIZED CAPITAL GAINS AND LOSSES

YEAR ENDED DECEMBER 31,                               1999       1998       1997
                                                   -------    -------    -------

Fixed income securities                            $   510    $     2    $   (70)
Short-term investments                                  --         --          2
                                                   -------    -------    -------
    Realized capital gains and losses                  510          2        (68)
    Income taxes                                      (178)        (1)        24
                                                   -------    -------    -------
    Realized capital gains and losses, after tax   $   332    $     1    $   (44)
                                                   =======    =======    =======


Excluding calls and prepayments, gross gains of $629 were realized on sales of fixed income securities during 1999 and gross losses of $119, $9 and $70 were realized on sales of fixed income securities during 1999, 1998 and 1997, respectively. There were no gross gains realized on sales of fixed income securities during 1998 and 1997.

UNREALIZED NET CAPITAL GAINS AND LOSSES
Unrealized net capital gains on fixed income securities included in shareholder's equity at December 31, 1999 are as follows:


                                          COST/        FAIR        GROSS UNREALIZED     UNREALIZED
                                      AMORTIZED COST   VALUE      GAINS       LOSSES    NET LOSSES
                                      --------------   -----      -----       ------    ----------
  Fixed income securities                $ 89,205    $ 86,998    $    985    $ (3,192)   $ (2,207)
                                         ========    ========    ========    ========
  Deferred income taxes                                                                       772
                                                                                         --------
  Unrealized net capital losses                                                          $ (1,435)
                                                                                         ========

CHANGE IN UNREALIZED NET CAPITAL GAINS
YEAR ENDED DECEMBER 31,                     1999        1998        1997
                                          --------    --------    --------

  Fixed income securities                $ (7,387)   $  1,269    $  1,932
  Deferred income taxes                     2,585        (444)       (676)
                                         --------    --------    --------
 (Decrease) increase in unrealized net
   capital gains                         $ (4,802)   $    825    $  1,256
                                         ========    ========    ========


SECURITIES ON DEPOSIT
At December 31, 1999, fixed income securities with a carrying value of $7,856 were on deposit with regulatory authorities as required by law.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

6.    FINANCIAL INSTRUMENTS

In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets (including reinsurance recoverable) and liabilities (including interest-sensitive life insurance reserves and deferred income taxes) are not considered financial instruments and are not carried at fair value. Other assets and liabilities considered financial instruments, such as accrued investment income and cash are generally of a short-term nature. Their carrying values are assumed to approximate fair value.

FINANCIAL ASSETS

The carrying value and fair value of financial assets at December 31, are as follows:


                                     1999                      1998
                                     ----                      ----
                            CARRYING       FAIR       CARRYING       FAIR
                             VALUE         VALUE        VALUE        VALUE
                             -----         -----        -----        -----
Fixed income securities   $   86,998   $   86,998   $   86,336   $   86,336
Short-term investments         3,170        3,170        5,083        5,083
Separate Accounts          8,211,996    8,211,996    7,031,083    7,031,083


Fair values for fixed income securities are based on quoted market prices where available. Non-quoted securities are valued based on discounted cash flows using current interest rates for similar securities. Short-term investments are highly liquid investments with maturities of less than one year whose carrying value are deemed to approximate fair value. Separate Accounts assets are carried in the statements of financial position at fair value based on quoted market prices.

FINANCIAL LIABILITIES
The carrying value and fair value of financial liabilities at December 31, are as follows:


                                      1999                      1998
                                      ----                      ----
                             CARRYING       FAIR      CARRYING        FAIR
                               VALUE        VALUE       VALUE         VALUE
                            ----------   ----------   ----------   ----------
Contractholder funds on
     investment contracts   $1,735,843   $1,675,910   $1,839,114   $1,814,684
Separate Accounts            8,211,996    8,211,996    7,031,083    7,031,083

The fair value of contractholder funds on investment contracts is based on the terms of the underlying contracts. Reserves on investment contracts with no stated maturities (single premium and flexible premium deferred annuities) are valued at the account balance less surrender charges. The fair value of immediate annuities and annuities without life contingencies with fixed terms is estimated using discounted cash flow calculations based on interest rates currently offered for contracts with similar terms and durations. Separate Accounts liabilities are carried at the fair value of the underlying assets.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

7.   RESERVE FOR LIFE-CONTINGENT CONTRACT BENEFITS AND CONTRACTHOLDER FUNDS

At December 31, the reserve for life-contingent contract benefits consists of the following:


                                                    1999        1998
                                                    ----        ----
Immediate annuities:
     Structured settlement annuities               $109,907   $108,215
     Other immediate annuities                       40,680     36,840
                                                   --------   --------
     Total life-contingent contract benefits       $150,587   $145,055
                                                   ========   ========


The assumptions for mortality generally utilized in calculating reserves include, the U.S. population with projected calendar year improvements and age setbacks for impaired lives for structured settlement annuities; and the 1983 group annuity mortality table for other immediate annuities. Interest rate assumptions vary from 3.5% to 10.0% for immediate annuities. Other estimation methods used include the present value of contractually fixed future benefits for structured settlement annuities and other immediate annuities.

Premium deficiency reserves are established, if necessary, for the structured settlement annuity business, to the extent the unrealized gains on fixed income securities would result in a premium deficiency had those gains actually been realized. The Company did not have a premium deficiency reserve at December 31, 1999 and 1998.

At December 31, contractholder funds consists of the following:


                                               1999         1998
                                               ----         ----
Interest-sensitive life                    $  173,867   $  178,589
Fixed annuities:
     Immediate annuities                       78,197       77,291
     Deferred annuities                     1,619,869    1,747,242
                                           ----------   ----------
     Total contractholder funds            $1,871,933   $2,003,122
                                           ==========   ==========


Contractholder funds are equal to deposits received net of commissions and interest credited to the benefit of the contractholder less withdrawals, mortality charges and administrative expenses. Interest rates credited range from 4.0% to 7.2% for interest-sensitive life contracts; 3.5% to 10.2% for immediate annuities and 3.4% to 8.0% for deferred annuities. Withdrawal and surrender charge protection includes: i) for interest- sensitive life, either a percentage of account balance or dollar amount grading off generally over 20 years; and, ii) for deferred annuities not subject to a market value adjustment, either a declining or a level percentage charge generally over nine years or less. Approximately 25% of deferred annuities are subject to a market value adjustment.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

8.   CORPORATION RESTRUCTURING

On November 10, 1999, the Corporation announced a series of strategic initiatives to aggressively expand its selling and service capabilities. The Corporation also announced that it is implementing a program to reduce expenses by approximately $600 million. The reduction will result in the elimination of approximately 4,000 current non-agent positions, across all employment grades and categories by the end of 2000, or approximately 10% of the Corporation's non-agent work force. The impact of the reduction in employee positions is not expected to materially impact the results of operations of the Company.

These cost reductions are part of a larger initiative to redeploy the cost savings to finance new initiatives including investments in direct access and internet channels for new sales and service capabilities, new competitive pricing and underwriting techniques, new agent and claim technology and enhanced marketing and advertising. As a result of the cost reduction program, the Corporation recorded restructuring and related charges of $81 million pretax during the fourth quarter of 1999. The Corporation anticipates that additional pretax restructuring related charges of approximately $100 million will be expensed as incurred throughout 2000. The Company's allocable share of these expenses were immaterial in 1999 and are expected to be immaterial in 2000.

9.    INCOME TAXES

The Company joins the Corporation and its other eligible domestic subsidiaries (the "Allstate Group") in the filing of a consolidated federal income tax return and is party to a federal income tax allocation agreement (the "Allstate Tax Sharing Agreement"). Under the Allstate Tax Sharing Agreement, the Company pays to or receives from the Corporation the amount, if any, by which the Allstate Group's federal income tax liability is affected by virtue of inclusion of the Company in the consolidated federal income tax return. Effectively, this results in the Company's annual income tax provision being computed, with adjustments, as if the Company filed a separate return.

Prior to June 30, 1995, the Corporation was a subsidiary of Sears Roebuck & Co. ("Sears") and, with its eligible domestic subsidiaries, was included in the Sears consolidated federal income tax return and federal income tax allocation agreement. Effective June 30, 1995, the Corporation and Sears entered into a new tax sharing agreement, which governs their respective rights and obligations with respect to federal income taxes for all periods during which the Corporation was a subsidiary of Sears, including the treatment of audits of tax returns for such periods.

The Internal Revenue Service ("IRS") has completed its review of the Allstate Group's federal income tax returns through the 1993 tax year. Any adjustments that may result from IRS examinations of tax returns are not expected to have a material impact on the financial position, liquidity or results of operations of the Company.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

The components of the deferred income tax assets and liabilities at December 31, are as follows:


                                                      1999       1998
                                                      ----       ----
DEFERRED ASSETS
Unrealized net capital losses                       $   772    $    --
                                                    -------    -------
     Total deferred assets                              772         --

DEFERRED LIABILITIES
Difference in tax bases of investments               (1,518)    (1,503)
Unrealized net capital gains                             --     (1,813)
                                                    -------    -------
     Total deferred liabilities                      (1,518)    (3,316)
                                                    -------    -------
         Net deferred liability                     $  (746)   $(3,316)
                                                    =======    =======


The components of income tax expense for the year ended December 31, are as follows:


                                             1999      1998      1997
                                             ----      ----      ----
Current                                    $ 2,249   $ 1,797   $ 1,843
Deferred                                        15       198       (87)
                                           -------   -------   -------
    Total income tax expense               $ 2,264   $ 1,995   $ 1,756
                                           =======   =======   =======


The Company paid income taxes of $1,908, $129 and $2,236 in 1999, 1998 and 1997, respectively.

A reconciliation of the statutory federal income tax rate to the effective income tax rate on income from operations for the year ended December 31, is as follows:


                                            1999     1998      1997
                                            ----     ----      ----
Statutory federal income tax rate           35.0%    35.0%     35.0%
Tax-exempt income                           (0.1)    (0.2)     (0.4)
Other                                       (0.2)     0.2        --
                                           -----    -----     -----
Effective income tax rate                   34.7%    35.0%     34.6%
                                           =====    =====     =====


Prior to January 1, 1984, the Company was entitled to exclude certain amounts from taxable income and accumulate such amounts in a "policyholder surplus" account. The balance in this account at December 31, 1999, approximately $16, will result in federal income taxes payable of $6 if distributed by the Company. No provision for taxes has been made as the Company has no plan to distribute amounts from this account. No further additions to the account have been permitted since the Tax Reform Act of 1984.

10.   STATUTORY FINANCIAL INFORMATION

The Company's statutory capital and surplus was $83,746 and $68,883 at December 31, 1999 and 1998, respectively. The Company's statutory net income was $4,840, $3,518 and $2,908 for the years ended December 31, 1999, 1998 and 1997, respectively.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

PERMITTED STATUTORY ACCOUNTING PRACTICES
The Company prepares its statutory financial statements in accordance with accounting practices prescribed or permitted by the Arizona Department of Insurance. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company does not follow any permitted statutory accounting practices that have a significant impact on statutory surplus or statutory net income.

The NAIC's codification initiative has produced a comprehensive guide of statutory accounting principles, which the Company will implement in January 2001. The Company's state of domicile, Arizona, has passed legislation revising various statutory accounting requirements to conform to codification. These requirements are not expected to have a material impact on the statutory surplus of the Company.

DIVIDENDS
The ability of the Company to pay dividends is dependent on business conditions, income, cash requirements of the Company and other relevant factors. The payment of shareholder dividends by the Company without the prior approval of the state insurance regulator is limited to formula amounts based on net income and capital and surplus, determined in accordance with statutory accounting practices, as well as the timing and amount of dividends paid in the preceding twelve months. The maximum amount of dividends that the Company can distribute during 2000 without prior approval of the Arizona Department of Insurance is $4,840.

RISKED-BASED CAPITAL
The NAIC has a standard for assessing the solvency of insurance companies, which is referred to as risk-based capital ("RBC"). The requirement consists of a formula for determining each insurer's RBC and a model law specifying regulatory actions if an insurer's RBC falls below specified levels. The RBC formula for life insurance companies establishes capital requirements relating to insurance, business, asset and interest rate risks. At December 31, 1999, RBC for the Company was significantly above levels that would require regulatory action.

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ in thousands)

11.   OTHER COMPREHENSIVE INCOME

The components of other comprehensive income on a pretax and after-tax basis for the year ended December 31, are as follows:


                                            1999                           1998                          1997
                                --------------------------      ----------------------------    -----------------------------
                                                     After-                           After-                          After-
                                PRETAX     TAX       TAX        PRETAX      TAX        TAX      PRETAX       TAX       TAX
                               -------   -------   -------      -------   -------    -------    -------    -------    -------
UNREALIZED CAPITAL GAINS
 AND LOSSES:
--------------------------------
Unrealized holding (losses)
   gains arising during
   the period                 $(6,877)   $ 2,407    $(4,470)   $ 1,271    $  (445)   $   826    $ 1,862   $  (652)   $ 1,210
Less:  reclassification
   adjustments                    510       (178)       332          2         (1)         1        (70)       24        (46)
                              -------    -------    -------    -------    -------    -------    -------   -------    -------
Unrealized net capital
   (losses) gains              (7,387)     2,585     (4,802)     1,269       (444)       825      1,932      (676)     1,256
                              -------    -------    -------    -------    -------    -------    -------   -------    -------
Other comprehensive
   (loss) income              $(7,387)   $ 2,585    $(4,802)   $ 1,269    $  (444)   $   825    $ 1,932   $  (676)   $ 1,256
                              =======    =======    =======    =======    =======    =======    =======   =======    =======



12.  COMMITMENTS AND CONTINGENT LIABILITIES

REGULATION AND LEGAL PROCEEDINGS
The Company's business is subject to the effects of a changing social, economic and regulatory environment. Public and regulatory initiatives have varied and have included employee benefit regulations, removal of barriers preventing banks from engaging in the securities and insurance business, tax law changes affecting the taxation of insurance companies, the tax treatment of insurance products and its impact on the relative desirability of various personal investment vehicles, and proposed legislation to prohibit the use of gender in determining insurance rates and benefits. The ultimate changes and eventual effects, if any, of these initiatives are uncertain.

From time to time the Company is involved in pending and threatened litigation in the normal course of its business in which claims for monetary damages are asserted. In the opinion of management, the ultimate liability, if any, arising from such pending or threatened litigation is not expected to have a material effect on the results of operations, liquidity or financial position of the Company.

GUARANTY FUNDS
Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. The Company's expenses related to these funds have been immaterial. These expenses are ceded to ALIC under reinsurance agreements.

MARKETING AND COMPLIANCE ISSUES
Companies operating in the insurance and financial services markets have come under the scrutiny of regulators with respect to market conduct and compliance issues. Under certain circumstances, companies have been held responsible for providing incomplete or misleading sales materials and for replacing existing policies with policies that were less advantageous to the policyholder. The Company monitors its sales materials and

                        NORTHBROOK LIFE INSURANCE COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                ($ IN THOUSANDS)

enforces compliance procedures to mitigate any exposure to potential litigation. The Company is a member of the Insurance Marketplace Standards Association, an organization which advocates ethical market conduct.

                        NORTHBROOK LIFE INSURANCE COMPANY
                            SCHEDULE IV--REINSURANCE
                                ($ IN THOUSANDS)


                                                   GROSS                              NET
YEAR ENDED DECEMBER 31, 1999                       AMOUNT            CEDED            AMOUNT
----------------------------                       ------            -----            ------
Life insurance in force                          $ 474,824        $ 474,824           $     -
                                                 =========        =========           =======

Premiums and contract charges:
         Life and annuities                      $ 121,351        $ 121,351           $     -
                                                 =========        =========           =======

                                                   GROSS                                NET
YEAR ENDED DECEMBER 31, 1998                       AMOUNT            CEDED            AMOUNT
----------------------------                       ------            -----            ------


Life insurance in force                          $ 494,256         $494,256           $     -
                                                 ==========        ========           =======
Premiums and contract charges:
         Life and annuities                      $ 104,746        $ 104,746           $     -
                                                 =========        =========           =======

                                                  GROSS                                 NET
YEAR ENDED DECEMBER 31, 1997                      AMOUNT             CEDED            AMOUNT
----------------------------                      ------             -----            ------

Life insurance in force                          $ 515,890         $515,890           $     -
                                                 =========         ========           =======
Premiums and contract charges:
         Life and annuities                      $  85,538         $ 85,538           $     -
                                                 =========         ========           =======


                               -------------------------------------------------
                               NORTHBROOK VARIABLE ANNUITY ACCOUNT II
                               FINANCIAL STATEMENTS AS OF DECEMBER 31, 1999
                               AND FOR THE PERIODS ENDED DECEMBER 31, 1999 AND DECEMBER 31, 1998, AND INDEPENDENT AUDITORS' REPORT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Shareholder of Northbrook Life Insurance Company:

We have audited the accompanying statement of net assets of Northbrook Variable Annuity Account II as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account as disclosed in Note 1), and the related statements of operations for the period then ended and the statements of changes in net assets for each of the periods in the two year period then ended for each of the individual sub-accounts which comprise the Account. These financial statements are the responsibility of management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1999 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of Northbrook Variable Annuity Account II as of December 31, 1999 (including the assets of each of the individual sub-accounts which comprise the Account), and the results of operations for each of the individual sub-accounts for the period then ended and the changes in their net assets for each of the periods in the two year period then ended in conformity with generally accepted accounting principles.

/s/ Deloitte & Touche LLP


Chicago, Illinois
March 27, 2000

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF NET ASSETS
DECEMBER 31, 1999
-----------------------------------------------------------------------------------------------------------------

      ASSETS
      Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Variable Investment Series:
           Money Market, 399,687,085 shares (cost $399,687,085)                                     $ 399,687,085
           Quality Income Plus, 41,997,297 shares (cost $446,990,830)                                 414,093,354
           Short-term Bond, 317,419 shares (cost $3,155,163)                                            3,136,095
           High Yield, 59,754,185 shares (cost $345,269,007)                                          258,735,614
           Utilities, 23,208,039 shares (cost $363,178,521)                                           531,464,073
           Income Builder, 6,835,266 shares (cost $78,259,417)                                         78,195,436
           Dividend Growth, 103,340,027 shares (cost $1,935,635,044)                                1,893,189,362
           Aggressive Equity, 2,583,544 shares (cost $31,052,866)                                      37,642,241
           Capital Growth, 6,653,311 shares (cost $111,603,872)                                       157,855,670
           Global Dividend Growth, 32,940,470 shares (cost $415,892,581)                              475,660,390
           European Growth, 17,029,397 shares (cost $373,802,190)                                     535,915,110
           Pacific Growth, 12,523,323 shares (cost $90,737,991)                                       106,197,769
           Equity, 35,605,525 shares (cost $1,143,964,322)                                          1,918,425,656
           S&P 500 Index, 13,203,522 shares (cost $152,388,943)                                       177,323,303
           Competitive Edge, "Best Ideas", 4,808,606 shares (cost $47,697,008)                         59,482,451
           Strategist, 34,150,688 shares (cost $483,599,787)                                          652,278,152


      Allocation to Sub-Accounts investing in the Morgan Stanley Dean Witter Universal Funds, Inc.:
           Equity Growth, 3,599,965 shares (cost $58,801,975)                                          73,115,278
           U.S. Real Estate, 575,145 shares (cost $5,616,194)                                           5,239,570
           International Magnum, 817,294 shares (cost $10,124,267)                                     11,352,212
           Emerging Markets Equity, 1,571,876 shares (cost $16,495,581)                                21,754,769

      Allocation to Sub-Accounts investing in the Van Kampen Life Investment Trust:
           Emerging Growth, 2,816,146 shares (cost $82,270,389)                                       130,190,408
                                                                                                ------------------

               Total Assets                                                                         7,940,933,998

      LIABILITIES
      Payable to Northbrook Life Insurance Company:
           Accrued contract maintenance charges                                                         1,585,863
                                                                                                ------------------

               Net Assets                                                                          $7,939,348,135
                                                                                                ==================


See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------

                                                             Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                      ------------------------------------------------------------------------------


                                                                           For the Period Ended December 31, 1999
                                                      ------------------------------------------------------------------------------
                                                                         Quality
                                                          Money           Income        Short-term         High
                                                         Market            Plus          Bond (a)          Yield         Utilities
                                                      -------------   --------------   ------------   --------------   -------------
  INVESTMENT INCOME
  Dividends                                            $18,792,485      $29,581,022       $ 57,480      $43,293,002     $23,117,286
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                        (5,174,278)      (5,889,185)       (16,208)      (4,018,180)     (6,616,560)
      Administrative expense                              (397,391)        (458,506)        (1,199)        (307,202)       (514,744)
                                                      -------------   --------------   ------------   --------------   -------------

      Net investment income (loss)                      13,220,816       23,233,331         40,073       38,967,620      15,985,982
                                                      -------------   --------------   ------------   --------------   -------------


  REALIZED AND UNREALIZED GAINS
      (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                              450,473,606       91,452,155      2,359,119      120,337,868      77,317,835
      Cost of investments sold                         450,473,606       93,902,304      2,359,900      151,639,171      53,406,420
                                                      -------------   --------------   ------------   --------------   -------------

      Net realized gains (losses)                                -       (2,450,149)          (781)     (31,301,303)     23,911,415
                                                      -------------   --------------   ------------   --------------   -------------

  Change in unrealized gains (losses)                            -      (47,274,110)       (19,068)     (15,834,237)     14,087,560
                                                      -------------   --------------   ------------   --------------   -------------

      Net gains (losses) on investments                          -      (49,724,259)       (19,849)     (47,135,540)     37,998,975
                                                      -------------   --------------   ------------   --------------   -------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                        $13,220,816     $(26,490,928)    $   20,224     $ (8,167,920)    $53,984,957
                                                      =============   ==============   ============   ==============   =============



  (a) For the Period Beginning May 3, 1999 and Ending December 31, 1999


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------------------------------

                                                            Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                      ------------------------------------------------------------------------------


                                                                         For the Period Ended December 31, 1999
                                                      ------------------------------------------------------------------------------

                                                                                                                           Global
                                                         Income          Dividend       Aggressive        Capital         Dividend
                                                         Builder          Growth        Equity (a)        Growth           Growth
                                                      -------------   --------------   ------------   --------------   -------------
  INVESTMENT INCOME
  Dividends                                             $5,656,529    $ 344,715,375        $ 8,016      $16,465,625     $42,276,039
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                        (1,074,813)     (27,635,413)       (90,882)      (1,704,240)     (5,962,699)
      Administrative expense                               (80,797)      (2,120,551)        (6,625)        (131,437)       (459,161)
                                                      -------------   --------------   ------------   --------------   -------------

      Net investment income (loss)                       4,500,919      314,959,411        (89,491)      14,629,948      35,854,179
                                                      -------------   --------------   ------------   --------------   -------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                               22,078,410      271,852,893      9,380,824       25,783,061      67,497,277
      Cost of investments sold                          21,966,313      143,156,159      8,818,400       20,761,201      58,495,694
                                                      -------------   --------------   ------------   --------------   -------------

      Net realized gains (losses)                          112,097      128,696,734        562,424        5,021,860       9,001,583
                                                      -------------   --------------   ------------   --------------   -------------

  Change in unrealized gains (losses)                     (428,270)    (523,069,735)     6,589,375       18,225,024      11,267,752
                                                      -------------   --------------   ------------   --------------   -------------

      Net gains (losses) on investments                   (316,173)    (394,373,001)     7,151,799       23,246,884      20,269,335
                                                      -------------   --------------   ------------   --------------   -------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                         $4,184,746    $ (79,413,590)    $7,062,308      $37,876,832     $56,123,514
                                                      =============   ==============   ============   ==============   =============



  (a) For the Period Beginning May 3, 1999 and Ended December 31, 1999


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
---------------------------------------------------------------------------------------------------------------------------------

                                                          Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                     ----------------------------------------------------------------------------

                                                                      For the Period Ended December 31, 1999
                                                     ----------------------------------------------------------------------------
                                                                                                                    Competitive
                                                        European        Pacific                         S&P 500         Edge
                                                         Growth         Growth          Equity           Index       "Best Ideas"
                                                     --------------  -------------  ---------------  -------------  -------------
  INVESTMENT INCOME
  Dividends                                           $ 46,726,748      $ 708,269    $ 162,022,502      $ 505,872      $ 256,310
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                        (6,021,308)      (942,881)     (17,504,413)    (1,480,933)      (571,765)
      Administrative expense                              (462,358)       (72,239)      (1,335,632)      (110,039)       (42,508)
                                                     --------------  -------------  ---------------  -------------  -------------

      Net investment income (loss)                      40,243,082       (306,851)     143,182,457     (1,085,100)      (357,963)
                                                     --------------  -------------  ---------------  -------------  -------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                              166,759,231    204,696,580       71,908,669     10,680,473      8,151,769
      Cost of investments sold                         134,216,170    199,030,079       51,120,136      9,714,922      7,482,882
                                                     --------------  -------------  ---------------  -------------  -------------

      Net realized gains (losses)                       32,543,061      5,666,501       20,788,533        965,551        668,887
                                                     --------------  -------------  ---------------  -------------  -------------

  Change in unrealized gains (losses)                   43,557,813     34,854,630      497,325,723     20,320,510     10,507,911
                                                     --------------  -------------  ---------------  -------------  -------------

      Net gains (losses) on investments                 76,100,874     40,521,131      518,114,256     21,286,061     11,176,798
                                                     --------------  -------------  ---------------  -------------  -------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                       $116,343,956    $40,214,280    $ 661,296,713    $20,200,961    $10,818,835
                                                     ==============  =============  ===============  =============  =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------

                                                      Morgan Stanley Dean Witter
                                                         Variable Investment               Morgan Stanley Dean Witter
                                                         Series Sub-Accounts           Universal Funds, Inc. Sub-Accounts
                                                     ---------------------------  -------------------------------------------

                                                                    For the Period Ended December 31, 1999
                                                     ------------------------------------------------------------------------

                                                                       Capital       Equity        U.S. Real   International
                                                      Strategist    Appreciation     Growth         Estate        Magnum
                                                     -------------  ------------  -------------  ------------  -------------
  INVESTMENT INCOME
  Dividends                                           $13,525,693     $ 431,345     $2,304,285     $ 268,634       $ 98,917
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                       (7,823,773)      (93,215)      (554,937)      (55,126)       (80,070)
      Administrative expense                             (602,540)       (7,030)       (40,931)       (4,034)        (5,870)
                                                     -------------  ------------  -------------  ------------  -------------

      Net investment income (loss)                      5,099,380       331,100      1,708,417       209,474         12,977
                                                     -------------  ------------  -------------  ------------  -------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                              65,492,020    36,005,812      5,611,630     3,634,072      9,573,057
      Cost of investments sold                         50,460,560    35,960,809      4,973,147     3,714,989      9,327,204
                                                     -------------  ------------  -------------  ------------  -------------

      Net realized gains (losses)                      15,031,460        45,003        638,483       (80,917)       245,853
                                                     -------------  ------------  -------------  ------------  -------------

  Change in unrealized gains (losses)                  68,404,657     1,824,853     12,913,775      (365,102)     1,391,382
                                                     -------------  ------------  -------------  ------------  -------------

      Net gains (losses) on investments                83,436,117     1,869,856     13,552,258      (446,019)     1,637,235
                                                     -------------  ------------  -------------  ------------  -------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                       $88,535,497    $2,200,956    $15,260,675    $ (236,545)   $ 1,650,212
                                                     =============  ============  =============  ============  =============


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENTS OF OPERATIONS
------------------------------------------------------------------------------------------------------------

                                                                    Morgan Stanley           Van Kampen
                                                                      Dean Witter               Life
                                                                    Universal Funds          Investment
                                                                   Inc. Sub-Accounts      Trust Sub-Account
                                                                  -------------------    -------------------

                                                                    For the Period Ended December 31, 1999
                                                                  ------------------------------------------

                                                                      Emerging
                                                                       Markets                Emerging
                                                                        Equity                 Growth
                                                                  -------------------    -------------------
  INVESTMENT INCOME
  Dividends                                                        $           1,768      $               -
  Charges from Northbrook Life Insurance Company:
      Mortality and expense risk                                            (116,835)              (600,044)
      Administrative expense                                                  (8,607)               (43,889)
                                                                  -------------------    -------------------

      Net investment income (loss)                                          (123,674)              (643,933)
                                                                  -------------------    -------------------


  REALIZED AND UNREALIZED GAINS
    (LOSSES) ON INVESTMENTS
  Realized gains (losses) from sales of investments:
      Proceeds from sales                                                 24,519,251              8,038,290
      Cost of investments sold                                            22,217,514              6,791,472
                                                                  -------------------    -------------------

      Net realized gains (losses)                                          2,301,737              1,246,818
                                                                  -------------------    -------------------

  Change in unrealized gains (losses)                                      5,429,367             46,420,306
                                                                  -------------------    -------------------

      Net gains (losses) on investments                                    7,731,104             47,667,124
                                                                  -------------------    -------------------


  CHANGE IN NET ASSETS
      RESULTING FROM OPERATIONS                                    $       7,607,430      $      47,023,191
                                                                  ===================    ===================


  See notes to financial statements.

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------

                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                    -----------------------------------------------------------------------------


                                                                Money                        Quality Income           Short-term
                                                                Market                            Plus                   Bond
                                                    ------------------------------   ------------------------------  ------------

                                                         1999            1998             1999            1998         1999 (a)
                                                    --------------  --------------   --------------  --------------  ------------
  FROM OPERATIONS
  Net investment income (loss)                       $ 13,220,816    $ 12,548,671     $ 23,233,331    $ 21,956,967    $   40,073
  Net realized gains (losses)                                   -               -       (2,450,149)        882,678          (781)
  Change in unrealized gains (losses)                           -               -      (47,274,110)      7,935,179       (19,068)
                                                    --------------  --------------   --------------  --------------  ------------


  Change in net assets resulting from operations       13,220,816      12,548,671      (26,490,928)     30,774,824        20,224
                                                    --------------  --------------   --------------  --------------  ------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                             75,959,488     129,304,408       29,984,131      61,783,024       930,037
  Benefit payments                                    (12,372,372)    (10,995,208)      (7,891,742)     (7,284,535)            -
  Payments on termination                            (112,272,629)    (87,146,553)     (52,572,327)    (51,273,025)     (114,564)
  Contract maintenance charges                           (128,006)       (141,332)        (161,057)       (198,787)         (754)
  Transfers among the sub-accounts
       and with the Fixed Account - net                34,266,127      56,130,115      (24,709,758)     38,983,496     2,300,526
                                                    --------------  --------------   --------------  --------------  ------------

  Change in net assets resulting
       from capital transactions                      (14,547,392)     87,151,430      (55,350,753)     42,010,173     3,115,245
                                                    --------------  --------------   --------------  --------------  ------------

  INCREASE (DECREASE) IN NET ASSETS                    (1,326,576)     99,700,101      (81,841,681)     72,784,997     3,135,469

  NET ASSETS AT BEGINNING OF PERIOD                   400,933,840     301,233,739      495,852,338     423,067,341             -
                                                    --------------  --------------   --------------  --------------  ------------

  NET ASSETS AT END OF PERIOD                        $399,607,264    $400,933,840     $414,010,657    $495,852,338    $3,135,469
                                                    ==============  ==============   ==============  ==============  ============


  (a) For the Period Beginning May 3, 1999 and Ended December 31, 1999


  See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                     Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                        --------------------------------------------------------------------------------------------

                                                    High                                                          Income
                                                    Yield                         Utilities                       Builder
                                        ------------------------------  ------------------------------  ----------------------------

                                            1999            1998            1999            1998            1999           1998
                                        --------------  --------------  --------------  --------------  -------------  -------------
  FROM OPERATIONS
  Net investment income (loss)           $ 38,967,620    $ 38,496,771    $ 15,985,982    $ 28,487,796    $ 4,500,919    $ 3,508,026
  Net realized gains (losses)             (31,301,303)     (9,716,192)     23,911,415      19,386,662        112,097       (141,151)
  Change in unrealized gains (losses)     (15,834,237)    (58,494,693)     14,087,560      41,968,561       (428,270)    (3,233,777)
                                        --------------  --------------  --------------  --------------  -------------  -------------


  Change in net assets resulting from
       operations                          (8,167,920)    (29,714,114)     53,984,957      89,843,019      4,184,746        133,098
                                        --------------  --------------  --------------  --------------  -------------  -------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                 26,101,041      89,840,399      39,072,264      58,090,579      7,989,151     34,230,388
  Benefit payments                         (4,009,045)     (6,104,964)     (8,484,832)     (7,223,282)    (1,104,145)      (920,343)
  Payments on termination                 (35,111,312)    (37,590,732)    (50,808,054)    (56,602,582)    (5,408,027)    (5,562,637)
  Contract maintenance charges               (104,889)       (129,431)       (201,221)       (207,332)       (31,269)       (31,038)
  Transfers among the sub-accounts
       and with the Fixed Account - net   (57,088,792)    (15,774,631)    (10,204,178)     14,560,699    (11,305,739)     3,007,479
                                        --------------  --------------  --------------  --------------  -------------  -------------

  Change in net assets resulting
       from capital transactions          (70,212,997)     30,240,641     (30,626,021)      8,618,082     (9,860,029)    30,723,849
                                        --------------  --------------  --------------  --------------  -------------  -------------

  INCREASE (DECREASE) IN NET ASSETS       (78,380,917)        526,527      23,358,936      98,461,101     (5,675,283)    30,856,947

  NET ASSETS AT BEGINNING OF PERIOD       337,064,860     336,538,333     507,998,999     409,537,898     83,855,103     52,998,156
                                        --------------  --------------  --------------  --------------  -------------  -------------

  NET ASSETS AT END OF PERIOD            $258,683,943    $337,064,860    $531,357,935    $507,998,999    $78,179,820    $83,855,103
                                        ==============  ==============  ==============  ==============  =============  =============


  See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
---------------------------------------------------------------------------------------------------------------------------------
                                                         Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                                ---------------------------------------------------------------------------------


                                                             Dividend                 Aggressive             Capital
                                                              Growth                    Equity                Growth
                                                ----------------------------------  -------------  ------------------------------

                                                      1999              1998           1999 (a)         1999            1998
                                                ----------------  ----------------  -------------  --------------  --------------
  FROM OPERATIONS
  Net investment income (loss)                   $  314,959,411    $  182,347,531    $   (89,491)   $ 14,629,948    $  7,626,924
  Net realized gains (losses)                       128,696,734        50,981,189        562,424       5,021,860       4,423,808
  Change in unrealized gains (losses)              (523,069,735)      (11,845,338)     6,589,375      18,225,024       6,984,723
                                                ----------------  ----------------  -------------  --------------  --------------


  Change in net assets resulting from
      operations                                    (79,413,590)      221,483,382      7,062,308      37,876,832      19,035,455
                                                ----------------  ----------------  -------------  --------------  --------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                          188,251,624       365,505,119     12,119,932       9,505,220      17,877,989
  Benefit payments                                  (22,608,692)      (20,959,842)        (8,280)     (1,116,070)       (964,822)
  Payments on termination                          (178,336,682)     (208,789,814)      (180,619)    (12,938,058)    (15,020,571)
  Contract maintenance charges                         (827,903)         (877,968)        (8,488)        (54,380)        (50,900)
  Transfers among the sub-accounts
      and with the Fixed Account - net             (100,954,098)      (16,303,049)    18,649,870      (3,891,813)    (10,068,182)
                                                ----------------  ----------------  -------------  --------------  --------------

  Change in net assets resulting
      from capital transactions                    (114,475,751)      118,574,446     30,572,415      (8,495,101)     (8,226,486)
                                                ----------------  ----------------  -------------  --------------  --------------

  INCREASE (DECREASE) IN NET ASSETS                (193,889,341)      340,057,828     37,634,723      29,381,731      10,808,969

  NET ASSETS AT BEGINNING OF PERIOD               2,086,700,619     1,746,642,791              -     128,442,414     117,633,445
                                                ----------------  ----------------  -------------  --------------  --------------

  NET ASSETS AT END OF PERIOD                    $1,892,811,278    $2,086,700,619    $37,634,723    $157,824,145    $128,442,414
                                                ================  ================  =============  ==============  ==============


  (a) For the Period Beginning May 3, 1999 and Ended December 31, 1999


 See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------------------

                                                  Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                  -------------------------------------------------------------------------------------------------


                                          Global Dividend                      European                          Pacific
                                              Growth                            Growth                            Growth
                                  -------------------------------  --------------------------------  ------------------------------

                                       1999            1998             1999             1998             1999             1998
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------
FROM OPERATIONS
Net investment income (loss)       $ 35,854,179    $  50,158,952     $ 40,243,082     $ 26,853,320       $ (306,851)    $1,965,499
Net realized gains (losses)           9,001,583        9,838,298       32,543,061       24,492,627        5,666,501    (23,716,625)
Change in unrealized gains (losses)  11,267,752      (15,619,557)      43,557,813       25,369,951       34,854,630     14,937,413
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------


Change in net assets resulting
  from operations                    56,123,514       44,377,693      116,343,956       76,715,898       40,214,280     (6,813,713)
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------

FROM CAPITAL TRANSACTIONS
Deposits                             24,612,447       54,785,412       33,605,981       77,755,711       12,935,903      5,413,539
Benefit payments                     (5,520,386)      (4,782,958)      (3,672,213)      (4,657,657)        (522,120)      (480,704)
Payments on termination             (36,599,848)     (45,079,876)     (44,372,248)     (44,010,271)      (5,927,181)    (5,342,736)
Contract maintenance charges           (198,686)        (209,379)        (186,281)        (196,986)         (41,208)       (24,050)
Transfers among the sub-accounts
  and with the Fixed Account - net  (16,822,685)     (45,403,643)     (38,047,377)       8,524,933       12,162,641     (7,740,250)
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------

Change in net assets resulting
     from capital transactions      (34,529,158)     (40,690,444)     (52,672,138)      37,415,730       18,608,035     (8,174,201)
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------

INCREASE (DECREASE) IN NET ASSETS    21,594,356        3,687,249       63,671,818      114,131,628       58,822,315    (14,987,914)

NET ASSETS AT BEGINNING OF PERIOD   453,971,041      450,283,792      472,136,266      358,004,638       47,354,245     62,342,159
                                  --------------  ---------------  ---------------  ---------------  ---------------  -------------

NET ASSETS AT END OF PERIOD        $475,565,397    $ 453,971,041    $ 535,808,084    $ 472,136,266    $ 106,176,560    $47,354,245
                                  ==============  ===============  ===============  ===============  ===============  =============


See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                 Morgan Stanley Dean Witter Variable Investment Series Sub-Accounts
                                     -----------------------------------------------------------------------------------------------


                                                                                    S&P 500                  Competitive Edge
                                                   Equity                            Index                     "Best Ideas"
                                     ----------------------------------  -----------------------------  ----------------------------

                                           1999              1998             1999          1998 (b)        1999         1998 (b)
                                     ----------------  ----------------  --------------  -------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)          $  143,182,457    $   97,599,586    $ (1,085,100)   $  (170,910)   $  (357,963)   $  (214,440)
Net realized gains (losses)               20,788,533        21,891,916         965,551        (34,337)       668,887       (346,888)
Change in unrealized gains (losses)      497,325,723       101,407,443      20,320,510      4,613,850     10,507,911      1,277,534
                                     ----------------  ----------------  --------------  -------------  -------------  -------------


Change in net assets resulting from
    operations                           661,296,713       220,898,945      20,200,961      4,408,603     10,818,835        716,206
                                     ----------------  ----------------  --------------  -------------  -------------  -------------

FROM CAPITAL TRANSACTIONS
Deposits                                 167,149,976       172,405,792      62,363,357     20,590,308     14,308,748     19,126,765
Benefit payments                         (11,678,201)       (8,143,648)       (364,932)       (59,990)      (385,715)      (167,624)
Payments on termination                 (109,621,629)      (87,506,544)     (6,958,805)      (592,621)    (3,208,126)      (422,743)
Contract maintenance charges                (626,104)         (380,694)        (52,042)       (11,823)       (20,818)       (10,074)
Transfers among the sub-accounts
    and with the Fixed Account - net     173,235,007         4,499,209      55,622,169     22,142,705      2,656,267     16,058,851
                                     ----------------  ----------------  --------------  -------------  -------------  -------------

Change in net assets resulting
    from capital transactions            218,459,049        80,874,115     110,609,747     42,068,579     13,350,356     34,585,175
                                     ----------------  ----------------  --------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS        879,755,762       301,773,060     130,810,708     46,477,182     24,169,191     35,301,381

NET ASSETS AT BEGINNING OF PERIOD      1,038,286,770       736,513,710      46,477,182              -     35,301,381              -
                                     ----------------  ----------------  --------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD           $1,918,042,532    $1,038,286,770    $177,287,890    $46,477,182    $59,470,572    $35,301,381
                                     ================  ================  ==============  =============  =============  =============


(b) For the Period Beginning May 18, 1998 and Ended December 31, 1998


See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        Morgan Stanley Dean Witter
                                               Morgan Stanley Dean Witter Variable Investment             Universal Funds, Inc.
                                                             Series Sub-Accounts                               Sub-Accounts
                                         ------------------------------------------------------------  -----------------------------


                                                                                   Capital                        Equity
                                                   Strategist                    Appreciation                     Growth
                                         ------------------------------  ----------------------------  ----------------------------

                                                1999           1998            1999           1998            1999        1998 (c)
                                         --------------  --------------  -------------  -------------  -------------  -------------
FROM OPERATIONS
Net investment income (loss)              $  5,099,380    $ 49,765,425    $   331,100    $  (251,058)   $ 1,708,417    $   (78,711)
Net realized gains (losses)                 15,031,460       9,013,062         45,003        (47,279)       638,483       (211,792)
Change in unrealized gains (losses)         68,404,657      48,207,735      1,824,853     (2,968,573)    12,913,775      1,399,530
                                         --------------  --------------  -------------  -------------  -------------  -------------


Change in net assets resulting from
     operations                             88,535,497     106,986,222      2,200,956     (3,266,910)    15,260,675      1,109,027
                                         --------------  --------------  -------------  -------------  -------------  -------------

FROM CAPITAL TRANSACTIONS
Deposits                                    53,336,082      73,192,883      1,292,309     12,585,227     18,427,169     21,346,469
Benefit payments                            (7,657,772)     (6,681,194)       (57,970)      (277,813)      (284,465)      (354,060)
Payments on termination                    (54,083,482)    (53,776,482)      (647,504)    (2,046,795)    (3,119,435)      (593,813)
Contract maintenance charges                  (236,109)       (220,828)         3,365        (12,735)       (21,923)        (6,896)
Transfers among the sub-accounts
     and with the Fixed Account - net       15,905,456      13,210,961    (34,073,925)    (6,495,400)    17,161,540      4,176,388
                                         --------------  --------------  -------------  -------------  -------------  -------------

Change in net assets resulting
     from capital transactions               7,264,175      25,725,340    (33,483,725)     3,752,484     32,162,886     24,568,088
                                         --------------  --------------  -------------  -------------  -------------  -------------

INCREASE (DECREASE) IN NET ASSETS           95,799,672     132,711,562    (31,282,769)       485,574     47,423,561     25,677,115

NET ASSETS AT BEGINNING OF PERIOD          556,348,215     423,636,653     31,282,769     30,797,195     25,677,115              -
                                         --------------  --------------  -------------  -------------  -------------  -------------

NET ASSETS AT END OF PERIOD               $652,147,887    $556,348,215    $         -    $31,282,769    $73,100,676    $25,677,115
                                         ==============  ==============  =============  =============  =============  =============


(c) For the Period Beginning March 16, 1998 and Ended December 31, 1998


See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------------

                                                           Morgan Stanley Dean Witter Universal Funds, Inc. Sub-Accounts
                                                ------------------------------------------------------------------------------------

                                                                                                              Emerging Markets
                                                     U.S. Real Estate          International Magnum                Equity
                                                --------------------------  ---------------------------  ---------------------------

                                                    1999        1998 (b)        1999         1998 (c)         1999        1998 (c)
                                                ------------  ------------  -------------  ------------  -------------  ------------
FROM OPERATIONS
Net investment income (loss)                     $  209,474    $   43,330    $    12,977    $   (6,800)   $  (123,674)   $   (2,522)
Net realized gains (losses)                         (80,917)      (29,879)       245,853       (74,905)     2,301,737       (66,221)
Change in unrealized gains (losses)                (365,102)      (56,788)     1,391,382      (175,857)     5,429,367      (177,275)
                                                ------------  ------------  -------------  ------------  -------------  ------------


Change in net assets resulting from operations     (236,545)      (43,337)     1,650,212      (257,562)     7,607,430      (246,018)
                                                ------------  ------------  -------------  ------------  -------------  ------------

FROM CAPITAL TRANSACTIONS
Deposits                                          2,256,539     1,559,058      4,195,250     2,610,252      5,860,089     1,113,998
Benefit payments                                    (18,349)            -        (11,957)      (11,092)        (4,713)            -
Payments on termination                            (219,432)      (35,109)      (236,057)     (167,597)      (593,151)       (6,515)
Contract maintenance charges                         (1,904)         (537)        (3,349)       (1,018)        (6,183)         (407)
Transfers among the sub-accounts
     and with the Fixed Account - net             1,478,675       499,465      2,293,294     1,289,569      7,427,993       597,902
                                                ------------  ------------  -------------  ------------  -------------  ------------

Change in net assets resulting
     from capital transactions                    3,495,529     2,022,877      6,237,181     3,720,114     12,684,035     1,704,978
                                                ------------  ------------  -------------  ------------  -------------  ------------

INCREASE (DECREASE) IN NET ASSETS                 3,258,984     1,979,540      7,887,393     3,462,552     20,291,465     1,458,960

NET ASSETS AT BEGINNING OF PERIOD                 1,979,540             -      3,462,552             -      1,458,960             -
                                                ------------  ------------  -------------  ------------  -------------  ------------

NET ASSETS AT END OF PERIOD                      $5,238,524    $1,979,540    $11,349,945    $3,462,552    $21,750,425    $1,458,960
                                                ============  ============  =============  ============  =============  ============


(b) For the Period Beginning May 18, 1998 and Ended December 31, 1998
(c) For the Period Beginning March 16, 1998 and Ended December 31, 1998


See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

STATEMENT OF CHANGES IN NET ASSETS
For the Year Ended December 31,
-----------------------------------------------------------------------------------------------------------

                                                                      Van Kampen Life Investement
                                                                            Trust Sub-Account
                                                              ---------------------------------------------


                                                                             Emerging Growth
                                                              ---------------------------------------------

                                                                      1999                   1998 (a)
                                                              ---------------------   ---------------------
  FROM OPERATIONS
  Net investment income (loss)                                 $          (643,933)    $           (47,552)
  Net realized gains (losses)                                            1,246,818                 (51,808)
  Change in unrealized gains (losses)                                   46,420,306               1,499,714
                                                              ---------------------   ---------------------


  Change in net assets resulting from operations                        47,023,191               1,400,354
                                                              ---------------------   ---------------------

  FROM CAPITAL TRANSACTIONS
  Deposits                                                              27,759,585               5,513,918
  Benefit payments                                                        (201,304)                      -
  Payments on termination                                               (3,202,433)               (271,704)
  Contract maintenance charges                                             (35,203)                 (2,526)
  Transfers among the sub-accounts
       and with the Fixed Account - net                                 49,182,955               2,997,575
                                                              ---------------------   ---------------------

  Change in net assets resulting
       from capital transactions                                        73,503,600               8,237,263
                                                              ---------------------   ---------------------

  INCREASE (DECREASE) IN NET ASSETS                                    120,526,791               9,637,617

  NET ASSETS AT BEGINNING OF PERIOD                                      9,637,617                       -
                                                              ---------------------   ---------------------

  NET ASSETS AT END OF PERIOD                                  $       130,164,408     $         9,637,617
                                                              =====================   =====================


  (a) For the Period Beginning March 16, 1998 and Ended December 31, 1998


  See notes to financial statements

NORTHBROOK VARIABLE ANNUITY ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

--------------------------------------------------------------------------------


1.   ORGANIZATION

     Northbrook Variable Annuity Account II (the "Account"), a unit investment trust registered with the Securities and Exchange Commission under the Investment Company Act of 1940, is a Separate Account of Northbrook Life Insurance Company ("Northbrook Life"). The assets of the Account are legally segregated from those of Northbrook Life. Northbrook Life is wholly owned by Allstate Life Insurance Company, a wholly owned subsidiary of Allstate Insurance Company, which is wholly owned by The Allstate Corporation.

     Northbrook Life issues the Morgan Stanley Dean Witter Variable Annuity II and the Morgan Stanley Dean Witter Variable Annuity II AssetManager, the deposits of which are invested at the direction of the contractholders in the sub-accounts that comprise the Account. Absent any contract provisions wherein Northbrook Life contractually guarantees either a minimum return or account value to the beneficiaries of the contractholders in the form of a death benefit, the contractholders bear the investment risk that the sub-accounts may not meet their stated objectives. The sub-accounts invest in the following underlying mutual fund portfolios (collectively the "Funds"):

              MORGAN STANLEY DEAN WITTER VARIABLE INVESTMENT SERIES
          Money Market                            Capital Growth
          Quality Income Plus                     Global Dividend Growth
          Short-term Bond                         European Growth
          High Yield                              Pacific Growth
          Utilities                               Equity
          Income Builder                          S&P 500 Index
          Dividend Growth                         Competitive Edge "Best Ideas"
          Aggressive Equity                       Strategist

                MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
          Equity Growth                           International Magnum
          U.S. Real Estate                        Emerging Markets Equity

                        VAN KAMPEN LIFE INVESTMENT TRUST
          Emerging Growth


     Northbrook Life provides insurance and administrative services to the contractholders for a fee. Northbrook Life also maintains a fixed account ("Fixed Account"), to which contractholders may direct their deposits and receive a fixed rate of return. Northbrook Life has sole discretion to invest the assets of the Fixed Account, subject to applicable law.

2.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     VALUATION OF INVESTMENTS - Investments consist of shares of the Funds and are stated at fair value based on quoted market prices at December 31, 1999.

     INVESTMENT INCOME - Investment income consists of dividends declared by the Funds and is recognized on the ex-dividend date.

     REALIZED GAINS AND LOSSES - Realized gains and losses represent the difference between the proceeds from sales of portfolio shares by the Account and the cost of such shares, which is determined on a weighted average basis.

     FEDERAL INCOME TAXES - The Account intends to qualify as a segregated asset account as defined in the Internal Revenue Code ("Code"). As such, the operations of the Account are included in the tax return of Northbrook Life. Northbrook Life is taxed as a life insurance company under the Code. No federal income taxes are allocable to the Account as the Account did not generate taxable income.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

3.   EXPENSES

     ADMINISTRATIVE EXPENSE CHARGE - Northbrook Life deducts an administrative expense charge daily at a rate equal to .10% per annum of the average daily net assets of the Account for both Morgan Stanley Dean Witter Variable Annuity II and Morgan Stanley Dean Witter Variable Annuity II AssetManager.

     CONTRACT MAINTENANCE CHARGE - Northbrook Life deducts an annual contract maintenance charge of $30 on each Morgan Stanley Dean Witter Variable Annuity II and $35 on each Morgan Stanley Dean Witter Variable Annuity II AssetManager contract anniversary and guarantees that this charge will not increase over the life of the contract. If certain conditions are met, this charge will be waived for Morgan Stanley Dean Witter Variable Annuity II AssetManager.

     MORTALITY AND EXPENSE RISK CHARGE - Northbrook Life assumes mortality and expense risks related to the operations of the Account and deducts charges daily based on the average daily net assets of the Account. The mortality and expense risk charge covers insurance benefits available with the contract and certain expenses of the contract. It also covers the risk that the current charges will not be sufficient in the future to cover the cost of administering the contract. Northbrook Life guarantees that the amount of this charge will not increase over the life of the contract. At the contractholder's discretion, additional options, primarily death benefits, may be purchased for an additional charge.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                              Morgan Stanley Dean Witter Variable Annuity II
                                          -----------------------------------------------------------------------------------------


                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley Dean
   Witter Variable Investment Series Sub-Accounts:
         Money Market                             21,159,031    14,889,251    (18,506,888)          17,541,394   $          13.46
         Quality Income Plus                      20,312,197     1,033,305     (4,473,358)          16,872,144              18.20
         Short-term Bond                                   -       347,635       (220,476)             127,159              10.07
         High Yield                                8,199,142       636,275     (2,648,721)           6,186,696              24.01
         Utilities                                13,541,542       727,904     (2,580,797)          11,688,649              32.87
         Income Builder                            2,979,980       562,566       (984,569)           2,557,977              13.00
         Dividend Growth                          36,334,173     1,704,445     (6,266,668)          31,771,950              35.38
         Aggressive Equity                                 -     1,736,286       (811,611)             924,675              14.48
         Capital Growth                            3,662,958       327,971       (739,762)           3,251,167              31.32
         Global Dividend Growth                   17,634,472       913,941     (3,171,090)          15,377,323              19.22
         European Growth                           8,967,887     1,483,799     (3,009,151)           7,442,535              43.42
         Pacific Growth                            6,325,967     8,987,636     (7,901,427)           7,412,176               8.78
         Equity                                   12,608,741     2,288,532     (1,863,807)          13,033,466              78.28
         S&P 500 Index                             1,722,709     3,752,288       (745,579)           4,729,418              13.20
         Competitive Edge, "Best Ideas"            1,432,745       764,913       (431,011)           1,766,647              12.18
         Strategist                               14,574,012     1,101,779     (2,402,382)          13,273,409              31.14
         Captial Appreciation                      1,440,936        89,955     (1,530,891)                   -                  -

Investments in the Morgan Stanley Dean
  Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                               822,038     1,142,895       (311,090)           1,653,843              13.90
         U.S. Real Estate                             79,729       487,659       (337,388)             230,000               8.81
         International Magnum                        136,628       972,988       (828,047)             281,569              12.09
         Emerging Markets Equity                      82,002     2,454,699     (1,927,128)             609,573              13.64

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                             254,704     1,931,376       (424,205)           1,761,875              24.19


   Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                             Morgan Stanley Dean Witter Variable Annuity II with
                                                                 Enhanced Death Benefit Option, Performance
                                                          Death Benefit Option or Performance Income Benefit Option
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley Dean
   Witter Variable Investment Series Sub-Accounts:
         Money Market                              8,938,860    19,548,212    (18,210,802)          10,276,270    $          13.39
         Quality Income Plus                       5,109,593     1,234,183     (1,176,427)           5,167,349               18.10
         Short-term Bond                                   -       132,480        (10,931)             121,549               10.06
         High Yield                                5,304,510     1,595,314     (2,696,745)           4,203,079               23.88
         Utilities                                 3,510,503     1,138,744       (632,588)           4,016,659               32.69
         Income Builder                            3,652,211       427,013       (965,993)           3,113,231               12.95
         Dividend Growth                          19,936,437     3,725,192     (3,607,794)          20,053,835               35.19
         Aggressive Equity                                 -     1,151,589        (29,577)           1,122,012               14.47
         Capital Growth                            1,687,847       394,284       (446,078)           1,636,053               31.15
         Global Dividend Growth                    8,929,904     1,233,435     (1,387,884)           8,775,455               19.12
         European Growth                           4,668,539     1,860,406     (2,084,797)           4,444,148               43.19
         Pacific Growth                            2,456,851    21,494,013    (19,892,379)           4,058,485                8.73
         Equity                                    7,931,260     3,545,573     (1,102,040)          10,374,793               77.86
         S&P 500 Index                             2,003,301     4,944,770       (738,240)           6,209,831               13.17
         Competitive Edge, "Best Ideas"            1,965,368     1,055,127       (539,084)           2,481,411               12.15
         Strategist                                5,639,152     1,686,811       (766,870)           6,559,093               30.97
         Captial Appreciation                      1,527,337       141,243     (1,668,580)                   -                   -

Investments in the Morgan Stanley Dean
   Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                             1,530,819     1,779,604       (357,775)           2,952,648               13.87
         U.S. Real Estate                             80,782       158,681        (44,499)             194,964                8.79
         International Magnum                        170,897       282,082        (36,161)             416,818               12.06
         Emerging Markets Equity                      94,600     1,011,314       (416,698)             689,216               13.61

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                             402,082     2,363,234       (242,627)           2,522,689               24.14


   Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                             Morgan Stanley Dean Witter Variable Annuity II with Performance Benefit Combination
                                                               Option or the Death Benefit Combination Option
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley Dean
   Witter Variable Investment Series Sub-Accounts:
         Money Market                                673,034     1,866,416     (1,276,029)           1,263,421    $          13.17
         Quality Income Plus                         169,761       243,839        (85,461)             328,139               17.80
         Short-term Bond                                   -        41,250         (6,308)              34,942               10.05
         High Yield                                  137,884       200,592        (48,340)             290,136               23.48
         Utilities                                   159,860       243,466        (62,582)             340,744               32.16
         Income Builder                              164,457       165,256        (58,942)             270,771               12.91
         Dividend Growth                             528,141     1,129,219       (222,883)           1,434,477               34.61
         Aggressive Equity                                 -       478,757        (20,270)             458,487               14.45
         Capital Growth                               41,885       109,033        (22,261)             128,657               30.66
         Global Dividend Growth                      156,429       370,289        (38,382)             488,336               18.95
         European Growth                             175,357       306,278        (89,585)             392,050               42.51
         Pacific Growth                               52,484       567,553       (229,429)             390,608                8.66
         Equity                                      221,631       797,425        (68,763)             950,293               76.58
         S&P 500 Index                               283,511     1,682,096        (88,165)           1,877,442               13.15
         Competitive Edge, "Best Ideas"              178,762       367,543        (56,648)             489,657               12.13
         Strategist                                  472,816       660,323       (128,301)           1,004,838               30.46
         Captial Appreciation                         77,885        24,001       (101,886)                   -

Investments in the Morgan Stanley Dean
   Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                               154,201       385,914        (44,254)             495,861               13.84
         U.S. Real Estate                             37,193        78,203        (21,569)              93,827                8.77
         International Magnum                         31,933       168,374        (27,719)             172,588               12.04
         Emerging Markets Equity                      19,500       262,216        (71,124)             210,592               13.58

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                              82,427       795,728        (59,300)             818,855               24.09


  Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                                          Morgan Stanley Dean Witter Variable Annuity II AssetManager
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley
   Dean Witter Variable Investment Series Sub-Accounts:
         Money Market                                 81,705       547,117       (302,283)             326,539    $          10.47
         Quality Income Plus                         178,028       261,748        (86,650)             353,126                9.76
         Short-term Bond                                   -        12,183         (1,013)              11,170               10.05
         High Yield                                   93,600       198,142       (108,204)             183,538                8.61
         Utilities                                    46,349       126,846        (35,756)             137,439               12.10
         Income Builder                               18,227        26,379         (6,560)              38,046               10.21
         Dividend Growth                             147,314       407,993       (113,515)             441,792                9.70
         Aggressive Equity                                 -        12,092           (637)              11,455               14.45
         Capital Growth                                6,192        25,144         (3,865)              27,471               12.74
         Global Dividend Growth                       15,232        73,526         (8,276)              80,482               11.16
         European Growth                              22,053        76,602        (13,809)              84,846               11.45
         Pacific Growth                                1,450        15,964           (565)              16,849               17.97
         Equity                                       34,510       315,147        (72,422)             277,235               16.04
         S&P 500 Index                                35,394       164,599        (32,928)             167,065               12.29
         Competitive Edge, "Best Ideas"               17,570        57,902        (16,105)              59,367               11.95
         Strategist                                   70,036       157,240        (28,638)             198,638               11.95
         Captial Appreciation                          7,593         2,639        (10,232)                   -                   -

Investments in the Morgan Stanley
   Dean Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                                14,358        48,936        (14,653)              48,641               13.56
         U.S. Real Estate                              3,294        12,931         (2,881)              13,344                8.84
         International Magnum                          6,589        31,388        (12,768)              25,209               10.80
         Emerging Markets Equity                         123        14,262         (5,452)               8,933               15.56

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                              10,947       108,275        (29,083)              90,139               21.14


   Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                            Morgan Stanley Dean Witter Variable Annuity II AssetManager with Death Benefit Option,
                                                    Performance Death Benefit Option or Performance Income Benefit Option
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley
   Dean Witter Variable Investment Series Sub-Accounts:
         Money Market                                 85,827     3,539,643     (3,188,969)             436,501   $           10.45
         Quality Income Plus                          52,778       231,640        (34,594)             249,824                9.74
         Short-term Bond                                   -        11,499            (14)              11,485               10.04
         High Yield                                   38,215       483,447       (398,427)             123,235                8.59
         Utilities                                    33,289       144,058        (12,245)             165,102               12.07
         Income Builder                               16,832        39,978         (4,310)              52,500               10.19
         Dividend Growth                             165,990       572,766        (75,915)             662,841                9.69
         Aggressive Equity                                          43,817         (3,302)              40,515               14.44
         Capital Growth                                5,153        27,978         (2,333)              30,798               12.71
         Global Dividend Growth                       38,311        96,752         (6,629)             128,434               11.14
         European Growth                             206,430     1,082,402     (1,093,929)             194,903               11.43
         Pacific Growth                                1,623     1,984,601     (1,947,775)              38,449               17.94
         Equity                                       80,117       413,296        (22,082)             471,331               16.01
         S&P 500 Index                               104,952       278,154        (33,399)             349,707               12.26
         Competitive Edge, "Best Ideas"               24,807        53,580         (5,567)              72,820               11.93
         Strategist                                   24,056       159,660        (20,892)             162,824               11.92
         Captial Appreciation                         28,412         7,569        (35,981)                   -                   -

Investments in the Morgan Stanley
   Dean Witter Universal Funds, Inc. Sub-Accounts:
         Equity Growth                                17,925       101,942        (15,608)             104,259               13.54
         U.S. Real Estate                             17,463        15,867           (288)              33,042                8.82
         International Magnum                          9,575        21,239             (7)              30,807               10.78
         Emerging Markets Equity                       3,925        19,204         (6,431)              16,698               15.53

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                              31,051        92,816        (15,183)             108,684               21.10


   Units relating to accrued contract maintenance charges are included in units redeemed.

4.  UNITS ISSUED AND REDEEMED

    (Units in whole amounts)

                                            Morgan Stanley Dean Witter Variable Annuity II AssetManager with Performance Benefit
                                                          Combination Option or the Death Benefit Combination Option
                                          -----------------------------------------------------------------------------------------

                                                                          Unit activity during 1999:
                                                               ------------------------------------------------
                                                                                                                    Accumulated
                                           Units Outstanding       Units         Units       Units Outstanding      Unit Value
                                           December 31, 1998       Issued       Redeemed     December 31, 1999    December 31,1999
                                          -------------------  ------------  -------------  -------------------  ------------------
Investments in the Morgan Stanley Dean Witter Variable
     Investment Series Sub-Accounts:
         Money Market                                 15,056       187,536        (78,671)             123,921    $          10.44
         Quality Income Plus                          81,071       114,629        (23,281)             172,419                9.72
         Short-term Bond                                   -         5,437             (1)               5,436               10.03
         High Yield                                   11,399        31,391         (4,736)              38,054                8.58
         Utilities                                    19,644        89,175         (8,355)             100,464               12.05
         Income Builder                                3,158        17,284           (219)              20,223               10.17
         Dividend Growth                              58,954       239,272        (41,852)             256,374                9.67
         Aggressive Equity                                          45,639         (1,347)              44,292               14.43
         Capital Growth                               12,464        22,290         (7,271)              27,483               12.69
         Global Dividend Growth                       14,652        49,253           (940)              62,965               11.12
         European Growth                              10,221        74,577         (8,908)              75,890               11.41
         Pacific Growth                                4,550        83,644        (14,951)              73,243               17.91
         Equity                                       30,606       315,914        (22,976)             323,544               15.98
         S&P 500 Index                                41,697       154,928        (28,522)             168,103               12.24
         Competitive Edge, "Best Ideas"               12,369        19,922         (8,397)              23,894               11.91
         Strategist                                   18,089        60,405         (9,525)              68,969               11.90
         Captial Appreciation                         11,985           454        (12,439)                   -                   -

Investments in the Morgan Stanley Dean Witter Universal
     Funds, Inc. Sub-Accounts:
         Equity Growth                                     -        16,478             (4)              16,474               13.52
         U.S. Real Estate                                  -        30,217             (6)              30,211                8.81
         International Magnum                              -        21,800             (4)              21,796               10.76
         Emerging Markets Equity                       4,235        52,543         (5,538)              51,240               15.50

Investments in the Van Kampen Life Investment Trust Sub-Account:
         Emerging Growth                              27,030       125,530        (22,931)             129,629               21.07


   Units relating to accrued contract maintenance charges are included in units redeemed.

                                     PART C

                                OTHER INFORMATION

24.  FINANCIAL STATEMENTS AND EXHIBITS

         (a)      FINANCIAL STATEMENTS

Northbrook Life Insurance Company Financial Statements and Northbrook Variable Annuity Account II Financial Statements are included in the Part B of this Registration Statement.

         (b)      EXHIBITS

(1) Resolution of the Board of Directors of Northbrook Life Insurance Company authorizing establishment of the Variable Annuity Account II (Previously filed in Post-Effective Amendment No. 13 to registrant's registration statement, File No. 033-35412, dated December 31, 1996)

(2)  Not applicable

(3)(a) Form of Underwriting Agreement (Previously filed in Post-Effective Amendment No. 13 to registrant's registration statement, File No. 033-35412, dated December 31, 1996)

(b) Form of General Agency Agreement (Previously filed in Post-Effective Amendment No. 13 to registrant's registration statement, File No. 033-35412, dated December 31, 1996)


(4)(a) Form of Contract, Riders and Amendments for the Morgan Stanley Dean Witter Variable Annuity II (Previously filed in Post-Effective Amendment Nos. 13, 14, 20, 23 and 25 to this Registration Statement (File No. 033-35412) dated December 31, 199, February 28, 1997, March 3, 1999, and February 15, 2000.

(4)(b) Form of Contract and Certificate Amendments for the Morgan Stanley Dean Witter Variable Annuity II Asset Manager (Previously filed in Post-Effective Amendment Nos. 19, and 20 to this Registration Statement (File No. 033-35412) dated June 5, 1998 and March 3, 1999 respectively.

(4)(c) Form of Contract and Amendments for the Morgan Stanley Dan Witter Variable Annuity 3 (Previously filed in Post-Effective Amendment No. 24 to this Registration Statement (File No. 033-35412) dated March 2, 2000.


(5))(a) Form of Application for the Morgan Stanley Dean Witter Variable Annuity II(Previously filed in Post-Effective Amendment No. 13 to this Registration Statement (File No. 033-35412) dated December 31, 1996)

(b) Form of Application for the Morgan Stanley Dean Witter Variable Annuity II AssetManager (Previously filed in Post-Effective Amendment No. 19 to this Registration Statement (File No. 033-35412) dated June 5, 1998)

(c) Form of Application for the Morgan Stanley Dean Witter Variable Annuity 3.

(6)(a)  Amended  and  Restated   Articles  of  Incorporation   and  Articles  of
Redomestication of Northbrook Life Insurance Company (Incorporated herein by reference to Depositor's Form 10-K dated March 30, 1999)

(b)  Amended  and  Restated   By-laws  of  Northbrook  Life  Insurance   Company
(Incorporated herein by reference to Depositor's Form 10-K dated March 30, 1999)

(7)  Not applicable

(8)  Forms of Participation Agreements:

(a) Morgan Stanley Dean Witter Variable Investment Series (Previously filed in Post-Effective Amendment No. 12 to registrant's registration statement, File No. 033-35412, dated April 29, 1996)

(b) Morgan Stanley Dean Witter Universal Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to registrant's registration statement (File No. 333-93871 dated January 28, 2000)

(c) AIM Variable Insurance Funds (Incorporated herein by reference to Post-Effective Amendment No. 1 to registrant's registration statement (File No. 333-93871 dated January 28, 2000)

(d) Alliance Variable Products Series Fund(Incorporated herein by reference to Post-Effective Amendment No. 1 to registrant's registration statement (File No. 333-93871 dated January 28, 2000)

(e) Putnam Variable Trust(Incorporated herein by reference to Post-Effective Amendment No. 1 to registrant's registration statement (File No. 333-93871 dated January 28, 2000)

(f) Van Kampen Life Investment Trust (Incorporated herein by reference to Post-Effective Amendment No. 1 to registrant's registration statement (File No. 333-93871 dated January 28, 2000)

(9) Opinion and Consent of Michael J. Velotta, Vice President, Secretary and General Counsel of Northbrook Life Insurance Company

(10)(a) Independent Auditors' Consent

    (b) Consent of Attorneys

(11) Not applicable

(12) Not applicable

(13) Performance Data Calculations
        (a) Morgan Stanley Dean Witter Variable Annuity II (previously filed in Post effective amendment No. 17 to this Registration Statement (File No. 033-3542) dated March 5, 1998)

        (b) Morgan Stanley Dean Witter Variable Annuity 3

(14) Not applicable

(99) Powers of Attorney for Thomas J. Wilson, II, Michael J. Velotta, Sarah R. Donahue, John R. Hunter, Kevin R. Slawin, Casey J. Sylla, Timothy N. Vander Pas and Samuel H. Pilch.

25. DIRECTORS AND OFFICERS OF THE DEPOSITOR, NORTHBROOK LIFE INSURANCE COMPANY

NAME AND PRINCIPAL                  POSITION AND OFFICE WITH
BUSINESS ADDRESS                    DEPOSITOR OF THE ACCOUNT

Thomas J. Wilson, II                Director, President and Chief Operating Officer
                                               (Principal Executive Officer)
Michael J. Velotta                  Director, Vice President, Secretary and General Counsel
John R. Hunter                      Director and Vice President
Kevin R. Slawin                     Director and Vice President (Principal Financial Officer)
Timothy N. Vander Pas               Director and Assistant Vice President
Sarah R. Donahue                    Director and Assistant Vice President
Casey J. Sylla                      Director and Chief Investment Officer
Marla G. Friedman                   Vice President
Karen C. Gardner                    Vice President
Samuel H. Pilch                     Controller (Principal Accounting Officer)
James P. Zils                       Treasurer
Ronald A. Johnson                   Assistant Vice President
Barry S. Paul                       Assistant Vice President and Assistant Treasurer
C. Nelson Strom                     Assistant Vice President and Corporate Actuary
Charles F. Thalheimer               Assistant Vice President
Patricia W. Wilson                  Assistant Vice President, Assistant Secretary and
                                                 Assistant Treasurer
Joanne M. Derrig                    Assistant Secretary, Assistant General Counsel and
                                                Chief Compliance Officer
Emma M. Kalaidjian                  Assistant Secretary
Paul N. Kierig                      Assistant Secretary
Mary J. McGinn                      Assistant Secretary



The principal business address of the foregoing officers and directors is 3100 Sanders Road, Northbrook, Illinois 60062.

26.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Annual Report on Form 10-K, filed by the Allstate Corporation on March 28, 2000 (File No. 1-11840).

27.  NUMBER OF CONTRACT OWNERS

As of the date of the filing of this Registration Statement, the offering of the Variable Annuity 3 contract had not commenced.

28.  INDEMNIFICATION

The General Agency Agreement (Exhibit 3(b)) contains a provision in which Northbrook Life agrees to indemnify Dean Witter Reynolds as Underwriter for certain damages and expenses that may be caused by actions, statements or omissions by Northbrook Life. The Agreement to Purchase Shares contains a similar provision in paragraph 16 of Exhibit 12.

Insofar as indemnification for liability arising out of the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than payment by the registrant of expenses incurred by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of is counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

29. PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Dean Witter Reynolds Inc., is the principal underwriter for the following affiliated investment companies:

         Northbrook Variable Annuity Account
         Northbrook Life Variable Life Separate Account A
         Allstate Life of New York Variable Annuity Account
         Allstate Life of New York Variable Annuity Account II

(b)  The directors and principal officers of the principal underwriter are:


Name and Principal Business                 Positions and Offices
Address* of Each Such Person                with Underwriter

29.      PRINCIPAL UNDERWRITERS

(a) Registrant's principal underwriter, Dean Witter Reynolds Inc., is also the principal underwriter for the following investment companies: Northbrook Variable Annuity Account II Northbrook Life Variable Life Separate Acount A Allstate Life of New York Variable Annuity Account II Allstate Life of New York Variable Annuity Account

(b) The directors and principal officers of the principal underwriter are:

Name and Principal Business                 Positions and Officers
Address* of Each Such Person                with Principal Underwriter

Bruce F. Alonso                             Director
Donald G. Kempf, Jr.                        Director
John J. Mack                                Director
Alan A. Schroder                            Director
Robert G. Scott                             Director
Philip J. Purcell                           Director, Chairman and Chief Executive Officer
Richard M. DeMartini                        Director, President and Chief Operating Officer,
                                                          Dean Witter Capital
James F. Higgins                            Director, President and Chief Operating Officer,
                                                          Dean Witter Financial
Stephen R. Miller                           Director, Senior Executive Vice President
Mitchell M. Merin                           Director, Executive Vice President and
                                                           Chief Administrative Officer
Michael H. Stone                            Executive Vice President, General Counsel and
                                                           Secretary
Raymond J. Drop                             Director, Executive Vice President
Frederick J. Frohne                         Executive Vice President
E. Davisson Hardman, Jr.                    Executive Vice President
Jeremiah A. Mullins                         Executive Vice President
John H. Schaefer                            Director, Executive Vice President
Thomas C. Schneider                         Director, Executive Vice President
Robert B. Sculthorpe                        Executive Vice President
William B. Smith                            Executive Vice President
Ronald T. Carman                            Senior Vice President, Associate General Counsel
                                                           and Assistant Secretary
Paul J. Dubow                               Senior Vice President and Deputy General Counsel
Alexander C. Frank                           Senior Vice President and Treasurer
Michael T. Gregg                            Senior Vice President, Deputy General Counsel
                                                           and Assistant Secretary
Kelly McNamara Corley                       Senior Vice President and Director of Governmental
                                                            Affairs
Charles F. Vadala, Jr.                      Senior Vice President and Chief Financial Officer
Anthony Basile                              Senior Vice President
Michael T. Cunningham                       Senior Vice President
Mary E. Curran                              Senior Vice President
Lorena J. Kern                              Senior Vice President
George R. Ross                              Senior Vice President
Debra M. Aaron                              Vice President
Darlene R. Lockhart                         Vice President
Harvey B. Mogenson                          Vice President
Kevin Mooney                                Vice President
Saul Rosen                                  Vice President
Frank G. Skubic                             Vice President
Eileen S. Wallace                           Vice President
Michael D. Browne                           Assistant Secretary
Marilyn K. Cranney                          Assistant Secretary
Sabrina Hurley                              Assistant Secretary
Joyce L. Kramer                             Assistant Secretary


* The principal business address of the above-named individuals is Two World Trade Center, New York, New York 10048.

(c) Compensation of Dean Witter Reynolds Inc.

The following commissions and other compensation were received by each principal underwriter, directly or indirectly, from the Registrant during the Registrant's last fiscal year.



Name of Principal   Net Underwriting   Compensation on    Brokerage      Compensation
Underwriter          Discounts and      Redemption        Commissions
                      Commissions

-----------------   ----------------    --------------    -----------    ------------

Dean Witter                    N/A                N/A             N/A           N/A
Reynolds Inc.


30.  LOCATION OF ACCOUNTS AND RECORDS

The Depositor, Northbrook Life Insurance Company, is located at 3100 Sanders Road, Northbrook, Illinois 60062. The Distributor, Dean Witter Reynolds Inc., is located at Two World Trade Center, New York, New York 10048.

Each company maintains those accounts and records required to be maintained pursuant to Section 31(a)of the Investment Company Act and the rules promulgated thereunder.

31.  MANAGEMENT SERVICES

None

32.  UNDERTAKINGS

The Registrant undertakes to file a post-effective amendment to the Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
Registrant furthermore agrees to include either, as part of any prospectus or application to purchase a contract offered by the prospectus, a toll-free number that an applicant can call to request a Statement of Additional Information or a post card or similar written communication that the applicant can remove to send for a Statement of Additional Information. Finally, the Registrant agrees to deliver any Statement of Additional Information and any Financial Statements required to be made available under this Form N-4 promptly upon written or oral request.

REPRESENTATIONS PURSUANT TO SECTION 403(B) OF THE INTERNAL REVENUE CODE

The Company represents that it is relying upon a November 28, 1988 Securities and Exchange Commission no-action letter issued to the American Council of Life Insurance and that the provisions of paragraphs 1-4 of the no-action letter have been complied with.

REPRESENTATION REGARDING CONTRACT EXPENSES

Northbrook Life Insurance Company represents that the fees and charges deducted under the Contracts described in this Registration Statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Northbrook Life Insurance Compay under the Contracts. Northbrook Life Insurance Company bases its representation on its assessment of all of the facts and circumstances, including such relevant factors as: the nature and extent of such services, expenses and risks; the need for Northbrook Life Insurance Company to earn a profit; the degree to which the Contracts include innovative features; and the regulatory standards for exemptive relief under the Investment Company Act of 1940 used prior to October 1996, including the range of industry practice. This representation applies to all Contracts sold pursuant to the Registraiton Statement, including those sold on the terms specifically described in the prospectus(es) contained herein, or any variations therein, based on supplements, endorsements, or riders to any Contracts or prospectus(es), or otherwise.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Northbrook Variable Annuity Account II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amended Registration Statement and has caused this amended Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the Township of Northfield, State of Illinois, on the 25th day of April, 2000.

                     NORTHBROOK VARIABLE ANNUITY ACCOUNT II

                                  (REGISTRANT)

                      BY: NORTHBROOK LIFE INSURANCE COMPANY
                                   (DEPOSITOR)



                                   By:/s/MICHAEL J. VELOTTA
                                         Michael J. Velotta
                                         Vice President, Secretary and
                                                      General Counsel

As required by the Securities Act of 1933, this amended Registration Statement has been duly signed below by the following Directors and Officers of Northbrook Life Insurance Company on the 25th day of April, 2000.


*/THOMAS J. WILSON, II              President, Chief Operating Officer
Thomas J. Wilson, II                                 and Director, (Principal Executive Officer)



/s/MICHAEL J. VELOTTA                Vice President, Secretary,
Michael J. Velotta                                            General Counsel and Director




*/JOHN R. HUNTER                    Vice President and Director
John R. Hunter



*/KEVIN R. SLAWIN                   Vice President and Director
Kevin R. Slawin                             (Principal Financial Officer)


*/CASEY J. SYLLA                    Chief Investment Officer and Director
Case J. Sylla




*/SARAH R. DONAHUE                  Assistant Vice President and Director
Sarah R. Donahue



*/TIMOTHY N. VANDER PAS             Assistant Vice President and Director
Timothy N. Vander Pas



*/SAMUEL H. PILCH                   Controller (Principal Accounting Officer)
Samuel H. Pilch




*/By Michael J. Velotta, pursuant to Powers of Attorney filed herewith


                                  EXHIBIT INDEX

Exhibit                    Description

(4)(c)          Form of Contract
(5)(c)          Form of Application
(9)             Opinion and consnet of General Counsel
(10)(a)         Independent Auditors' Consent
(10)(b)         Consent of Attorneys
(13)(b)         Performance Data Calculations
(99)            Powes of Attorney